PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 95.6%
Communication Services: 15.7%
4,428	Alphabet, Inc. - Class A*	$11,838,346
886	Alphabet, Inc. - Class C*	2,361,465
4,200	Charter Communications, Inc. - Class A*	3,055,752
14,898	Facebook, Inc. - Class A*	5,056,232
23,245	Liberty Broadband Corp. - Class A*	3,913,296
12,992	Netflix, Inc.*	7,929,537
24,031	Sea Ltd. - ADR*	7,659,401
25,800	Tencent Holdings Ltd. - ADR	1,542,066

		43,356,095

Consumer Discretionary: 16.1%
17,010	Alibaba Group Holding Ltd. - ADR*	2,518,330
2,754	Amazon.com, Inc.*	9,047,000
2,500	Booking Holdings, Inc.*	5,934,675
18,000	Dollar General Corp.	3,818,520
92,600	General Motors Co.*	4,880,946
30,800	Hilton Worldwide Holdings, Inc.*	4,068,988
22,860	JD.com, Inc. - ADR*	1,651,406
27,885	Lear Corp.	4,363,445
42,440	Prosus N.V. - ADR	680,738
24,000	Sony Corp.	2,680,536
38,510	Thor Industries, Inc.	4,727,488

		44,372,072

Consumer Staples: 3.5%
138,186	Beiersdorf AG - ADR	3,005,545
39,244	Cal-Maine Foods, Inc.	1,419,063
10,400	Constellation Brands, Inc. - Class A	2,191,176
67,010	Henkel AG & Co. KGaA - ADR	1,445,406
8,708	Sanderson Farms, Inc.	1,638,846

		9,700,036

Energy: 0.9%
31,000	EOG Resources, Inc.	2,488,370

Financials: 24.9%
85,900	Ally Financial, Inc.	4,385,195
43,500	American International Group, Inc.	2,387,715
68,000	Bank of America Corp.	2,886,600
41,015	Bank of New York Mellon Corp. (The)	2,126,217
18	Berkshire Hathaway, Inc. - Class A*	7,404,822
18,250	Berkshire Hathaway, Inc. - Class B*	4,981,155
85,710	Capital One Financial Corp.	13,882,449
53,000	Charles Schwab Corp. (The)	3,860,520
19,458	Chubb Ltd.	3,375,574
48,300	Citigroup, Inc.	3,389,694
4,658	Everest Re Group Ltd.	1,168,133
816,500	GoHealth, Inc. - Class A*	4,106,995
8,219	Northern Trust Corp.	886,090
26,000	Reinsurance Group of America, Inc.	2,892,760
15,214	Travelers Cos., Inc. (The)	2,312,680

Shares		Value
Financials (continued)
40,320	US Bancorp	$2,396,621
130,370	Wells Fargo & Co.	6,050,472

		68,493,692

Health Care: 11.6%
24,797	Baxter International, Inc.	1,994,423
9,730	Cigna Corp.	1,947,557
6,471	DexCom, Inc.*	3,538,731
20,483	Edwards Lifesciences Corp.*	2,318,880
5,500	Humana, Inc.	2,140,325
8,457	ICU Medical, Inc.*	1,973,695
60,000	Koninklijke Philips N.V.	2,663,403
51,665	LivaNova Plc*	4,091,351
23,250	Quest Diagnostics, Inc.	3,378,457
94,499	Smith & Nephew Plc - ADR	3,245,096
8,750	UnitedHealth Group, Inc.	3,418,975
8,347	Zimmer Biomet Holdings, Inc.	1,221,667

		31,932,560

Industrials: 4.7%
18,675	Carlisle Cos., Inc.	3,712,404
412,000	CK Hutchison Holdings Ltd.	2,749,260
24,000	Ferguson Plc	3,340,849
30,375	General Electric Co.	3,129,536

		12,932,049

Information Technology: 14.5%
811	Adyen N.V.*(a)	2,267,627
12,447	Atlassian Corp. Plc - Class A*	4,872,005
5,852	Intuit, Inc.	3,157,213
10,589	ServiceNow, Inc.*	6,589,217
1,453	Shopify, Inc. - Class A*	1,969,948
6,938	Snowflake, Inc. - Class A*	2,098,259
17,099	Square, Inc. - Class A*	4,101,024
29,270	TE Connectivity Ltd.	4,016,429
7,964	Twilio, Inc. - Class A*	2,540,914
36,725	Visa, Inc. - Class A	8,180,494

		39,793,130

Real Estate: 2.3%
38,800	CBRE Group, Inc. - Class A*	3,777,568
95,401	Equity Commonwealth - REIT	2,478,518

		6,256,086

Utilities: 1.4%
13,808	SJW Group	912,157
109,318	United Utilities Group Plc - ADR	2,916,604

		3,828,761

TOTAL COMMON STOCKS (Cost $158,233,831)		263,152,851

PREFERRED STOCK: 1.5%
Information Technology: 1.5%
71,000	Samsung Electronics Co. Ltd. - (Preference Shares)	4,173,648

TOTAL PREFERRED STOCK (Cost $2,334,934)		4,173,648

PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 3.0%
REPURCHASE AGREEMENTS: 3.0%
$8,232,719	Fixed Income Clearing Corp. 0.000%, 9/30/2021, due 10/01/2021 [collateral: par value $5,927,100, U.S. Treasury Bond, 4.375%, due 05/15/2041 value $8,398,441] (proceeds $8,232,719)	$8,232,719

TOTAL SHORT-TERM INVESTMENTS (Cost $8,232,719)		8,232,719

TOTAL INVESTMENTS (Cost: $168,801,484): 100.1%		275,559,218

Liabilities in Excess of Other Assets: (0.1)%		(300,019)

NET ASSETS: 100.0%		$275,259,199

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$168,801,484

Gross unrealized appreciation	112,370,832
Gross unrealized depreciation	(5,613,098)

Net unrealized appreciation	$106,757,734

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 94.3%
Australia: 1.6%
2,375,203	Incitec Pivot Ltd.	$5,013,568
169,598	Redbubble Ltd.*	531,203

		5,544,771

Canada: 2.2%
245,858	CAE, Inc.*	7,342,752

China: 5.4%
25,727	Alibaba Group Holding Ltd. - ADR*	3,808,882
4,232,000	China Longyuan Power Group Corp. Ltd. - Class H	10,340,326
67,800	Tencent Holdings Ltd.	3,975,145

		18,124,353

Denmark: 1.8%
37,893	Carlsberg A/S - Class B	6,161,231

Finland: 2.7%
186,387	Sampo Oyj - Class A	9,244,179

France: 5.9%
141,300	BNP Paribas S.A.	9,046,734
26,717	Bollore S.A.	154,416
394,162	Engie S.A.	5,170,723
7,600	LVMH Moet Hennessy Louis Vuitton SE	5,431,907

		19,803,780

Germany: 17.4%
29,500	adidas AG	9,291,238
49,125	Allianz SE	11,074,575
41,527	Continental AG*	4,550,490
81,715	CTS Eventim AG & Co. KGaA*	6,180,073
111,915	Daimler AG	9,944,001
65,955	SAP SE	8,930,922
135,200	Siemens Healthineers AG(a)	8,793,303

		58,764,602

Ireland: 11.5%
18,783	Accenture Plc - Class A	6,009,057
28,816	Aon Plc - Class A	8,234,748
34,800	ICON Plc*	9,118,296
54,764	Medtronic Plc	6,864,668
78,079	Ryanair Holdings Plc - ADR*	8,593,375

		38,820,144

Israel: 3.0%
1,922,454	Israel Discount Bank Ltd. - Class A*	10,134,063

Japan: 0.9%
170,500	Toyota Motor Corp.	3,043,922

Mexico: 1.6%
491,170	Grupo Televisa SAB - ADR	5,393,047

Netherlands: 8.5%
8,800	ASML Holding N.V.	6,488,435
102,128	EXOR N.V.	8,601,912
99,919	Prosus N.V.*	7,865,704
87,090	Universal Music Group N.V.	2,330,750

Shares		Value
Netherlands (continued)
126,209	Universal Music Group N.V.	$3,377,674

		28,664,475

South Africa: 0.4%
7,295	Naspers Ltd. - Class N	1,202,727

South Korea: 0.9%
9,300	NAVER Corp.	3,030,352

Spain: 4.5%
137,600	Amadeus IT Group S.A.*	9,034,999
239,445	Siemens Gamesa Renewable Energy S.A.*	6,049,583

		15,084,582

Sweden: 2.8%
62,400	Evolution AB(a)	9,480,239

Switzerland: 7.6%
5,275	Cie Financiere Richemont S.A. -Class A	542,759
969,833	Credit Suisse Group AG	9,595,095
1,746,800	Glencore Plc	8,246,310
52,700	Temenos AG	7,141,750

		25,525,914

United Kingdom: 15.6%
362,901	CNH Industrial N.V.	6,141,808
125,635	Coca-Cola European Partners Plc	6,878,101
2,176,041	Informa Plc*	15,939,032
18,284,250	Lloyds Banking Group Plc	11,369,493
323,769	Prudential Plc	6,282,882
634,100	Sage Group Plc (The)	6,049,842

		52,661,158

TOTAL COMMON STOCKS (Cost $276,317,803)		318,026,291

Principal Amount^
CONVERTIBLE BONDS: 0.2%
Switzerland: 0.2%
	Credit Suisse Group Guernsey VII Ltd.
200,000 (CHF)	3.000%, 11/12/2021(a)	228,920
313,000 (CHF)	3.000%, 11/12/2021(a)	361,109

TOTAL CONVERTIBLE BONDS (Cost $562,533)		590,029

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 8.4%
REPURCHASE AGREEMENTS: 8.4%
$28,540,608	Fixed Income Clearing Corp. 0.000%, 9/30/2021, due 10/01/2021 [collateral: par value $20,547,000, U.S. Treasury Bond, 4.375%, due 05/15/2041 value $29,114,197] (proceeds $28,540,608)	$28,540,608

TOTAL SHORT-TERM INVESTMENTS (Cost $28,540,608)		28,540,608

TOTAL INVESTMENTS (Cost: $305,420,944): 102.9%		347,156,928

Liabilities in Excess of Other Assets: (2.9)%		(9,885,211)

NET ASSETS: 100.0%		$337,271,717

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$305,420,944

Gross unrealized appreciation	45,910,186
Gross unrealized depreciation	(4,125,366)

Net unrealized appreciation	$41,784,820

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2021	Fund Delivering	U.S. $ Value at September 30, 2021	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/15/2021	USD	$1,218,066	CHF	$1,169,230	$48,836	$—

PartnerSelect Oldfield International Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 91.6%
Brazil: 4.7%
72,300	Embraer S.A. - ADR*	$1,229,100

China: 3.1%
43,700	Alibaba Group Holding Ltd.*	812,768

Finland: 1.9%
93,165	Nokia Oyj*	512,296

France: 4.2%
11,362	Sanofi	1,093,239

Germany: 18.0%
20,668	Bayer AG	1,126,737
93,635	E.ON SE	1,145,030
22,812	Fresenius SE & Co. KGaA	1,096,264
8,244	Siemens AG	1,354,480

		4,722,511

Italy: 4.0%
78,302	Eni SpA	1,042,038

Japan: 21.5%
10,600	East Japan Railway Co.	742,074
58,200	Kansai Electric Power Co., Inc. (The)	563,686
33,500	Mitsubishi Heavy Industries Ltd.	902,667
222,000	Mitsubishi UFJ Financial Group, Inc.	1,293,577
188,600	Nomura Holdings, Inc.	925,173
68,500	Toyota Motor Corp.	1,222,925

		5,650,102

Netherlands: 5.6%
17,405	EXOR N.V.	1,465,967

South Korea: 3.8%
641	Samsung Electronics Co. Ltd. - GDR	1,001,563

Sweden: 3.7%
85,855	Svenska Handelsbanken AB - Class A	962,578

United Kingdom: 21.1%
708,527	BT Group Plc*	1,521,130
148,757	easyJet Plc*	1,324,638
2,313,079	Lloyds Banking Group Plc	1,438,316
369,293	Tesco Plc	1,252,063

		5,536,147

TOTAL COMMON STOCKS (Cost $22,565,324)		24,028,309

Shares		Value
PREFERRED STOCK: 2.5%
Germany: 2.5%
6,680	Porsche Automobil Holding SE - (Preference Shares)	$665,373

TOTAL PREFERRED STOCK (Cost $473,065)		665,373

TOTAL INVESTMENTS (Cost: $23,038,389): 94.1%		24,693,682

Other Assets in Excess of Liabilities: 5.9%		1,552,501

NET ASSETS: 100.0%		$26,246,183

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$23,038,389

Gross unrealized appreciation	2,318,958
Gross unrealized depreciation	(663,665)

Net unrealized appreciation	$1,655,293

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 96.8%
Consumer Discretionary: 8.7%
38,688	Gildan Activewear, Inc.	$1,412,499
34,712	Harley-Davidson, Inc.	1,270,806
74,884	Quotient Technology, Inc.*	435,825
37,433	Six Flags Entertainment Corp.*	1,590,902
31,682	Under Armour, Inc. - Class A*	639,343

		5,349,375

Consumer Staples: 7.6%
327,497	Coty, Inc. - Class A*	2,574,126
49,184	Hain Celestial Group, Inc. (The)*	2,104,092

		4,678,218

Energy: 1.6%
21,032	PDC Energy, Inc.	996,706

Financials: 15.5%
26,224	Glacier Bancorp, Inc.	1,451,498
15,798	Lakeland Financial Corp.	1,125,450
37,635	National Bank Holdings Corp. - Class A	1,523,465
19,427	Pacific Premier Bancorp, Inc.	805,055
42,247	Seacoast Banking Corp. of Florida	1,428,371
83,854	Umpqua Holdings Corp.	1,698,043
48,184	United Community Banks, Inc.	1,581,399

		9,613,281

Health Care: 4.7%
4,129	ICU Medical, Inc.*	963,626
51,186	Orthofix Medical, Inc.*	1,951,210

		2,914,836

Industrials: 33.2%
36,926	Apogee Enterprises, Inc.	1,394,326
13,212	Astec Industries, Inc.	710,938
32,712	AZZ, Inc.	1,740,278
30,724	Beacon Roofing Supply, Inc.*	1,467,378
46,938	CIRCOR International, Inc.*	1,549,423
15,127	EnerSys	1,126,054
42,679	KBR, Inc.	1,681,553
50,995	Quanex Building Products Corp.	1,091,803
14,936	Regal Beloit Corp.	2,245,478
126,700	REV Group, Inc.	2,174,172
58,210	SP Plus Corp.*	1,785,301
39,717	SPX Corp.*	2,122,874
63,784	Sterling Construction Co., Inc.*	1,445,983

		20,535,561

Information Technology: 14.2%
36,567	Belden, Inc.	2,130,393
108,542	Conduent, Inc.*	715,292
13,209	CSG Systems International, Inc.	636,674
20,404	FARO Technologies, Inc.*	1,342,787
62,719	NCR Corp.*	2,430,989
30,594	Progress Software Corp.	1,504,919

		8,761,054

Shares		Value
Materials: 9.1%
36,508	Compass Minerals International, Inc.	$2,351,116
69,006	Element Solutions, Inc.	1,496,050
126,642	Glatfelter Corp.	1,785,652

		5,632,818

Real Estate: 2.2%
52,285	Equity Commonwealth - REIT*	1,358,364

TOTAL COMMON STOCKS (Cost $51,058,724)		59,840,213

TOTAL INVESTMENTS (Cost: $51,058,724): 96.8%		59,840,213

Other Assets in Excess of Liabilities: 3.2%		1,982,055

NET ASSETS: 100.0%		$61,822,268

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$51,058,724

Gross unrealized appreciation	9,966,513
Gross unrealized depreciation	(1,185,024)

Net unrealized appreciation	$8,781,489

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 30.9%
Communication Services: 3.6%
39,674	Activision Blizzard, Inc.	$3,070,371
2,967	Alphabet, Inc. - Class A*	7,932,334
2,691	Alphabet, Inc. - Class C*	7,172,349
95,592	Baidu, Inc. - Class A*	1,822,168
403	Bilibili, Inc. - Class Z*	26,245
9,539	Charter Communications, Inc. - Class A*	6,940,195
54,867	Cineplex, Inc.*	569,023
154,394	Comcast Corp. - Class A(a)	8,635,257
114,390	Escrow Altegrity, Inc.*(b)	752,114
22,036	Facebook, Inc. - Class A*(a)	7,478,798
5,293	Fox Corp. - Class A	212,302
24,160	iHeartMedia, Inc. - Class A*	604,483
5,603	Interpublic Group of Cos., Inc. (The)	205,462
3,300	Kuaishou Technology*(c)	35,055
103,013	Nexon Co. Ltd.	1,669,233
696	Nexstar Media Group, Inc. - Class A	105,764
26,188	Score Media and Gaming, Inc.*	896,415
45,097	SoftBank Group Corp.	2,620,532
17,040	T-Mobile US, Inc.*	2,177,030
500	Tencent Holdings Ltd.	29,633
14,758	Ubisoft Entertainment S.A.*	886,464
3,477	Verizon Communications, Inc.	187,793

		54,029,020

Consumer Discretionary: 1.9%
3,095	Airbnb, Inc. - Class A*	519,186
139,420	Alibaba Group Holding Ltd.*	2,546,582
318	Amazon.com, Inc.*	1,044,643
483	Booking Holdings, Inc.*	1,146,579
4,531	Carnival Corp.*	113,320
23,567	Cie Financiere Richemont S.A. - Class A	2,458,266
73,326	Crown Resorts Ltd.*	507,775
76,824	Entain Plc*	2,204,000
6,727	Flutter Entertainment Plc*	1,330,095
640	Home Depot, Inc. (The)	210,086
830	JD.com, Inc. - Class A*	30,193
31,070	Just Eat Takeaway.com N.V.*(c)	2,267,728
376	Lowe’s Cos., Inc.	76,275
558	LVMH Moet Hennessy Louis Vuitton SE	400,617
17,132	Marriott International, Inc. - Class A*	2,537,078
3,606	McDonald’s Corp.	869,443
1,200	Meituan - Class B*(c)	38,011
345	MercadoLibre, Inc.*	579,393
8,128	Naspers Ltd. - Class N	1,346,058
4,163	NIKE, Inc. - Class B	604,593
4,219	Norwegian Cruise Line Holdings Ltd.*	112,690
368	Pinduoduo, Inc. - ADR*	33,367
58,354	Prosus N.V.	4,661,121
1,712	Ross Stores, Inc.	186,351
2,875	Royal Caribbean Cruises Ltd.*	255,731
5,226	Starbucks Corp.	576,480
864	Target Corp.	197,657

Shares		Value
Consumer Discretionary (continued)
2,802	TJX Cos., Inc. (The)	$184,876
1,040	Trip.com Group Ltd.*	31,366
48,436	Veoneer, Inc.*(a)	1,649,730
1,940	Wynn Resorts Ltd.*	164,415
496	Yum China Holdings, Inc.	28,823

		28,912,528

Consumer Staples: 0.7%
13,918	Coca-Cola Co. (The)	730,277
452	Costco Wholesale Corp.	203,106
1,305	Estee Lauder Cos., Inc. (The) - Class A	391,409
82,361	JDE Peet’s N.V.	2,460,225
5,741	Nongfu Spring Co. Ltd. - Class H(c)	29,239
1,288	PepsiCo, Inc.	193,728
5,985	Procter & Gamble Co. (The)	836,703
27,553	Sanderson Farms, Inc.(a)	5,185,475
71,372	Stryve Foods, Inc. - Class A*	381,840
4,000	Tsingtao Brewery Co. Ltd. - Class H	31,342
2,569	Tyson Foods, Inc. - Class A	202,797
3,996	Walmart, Inc.	556,963

		11,203,104

Energy: 0.3%
18,829	Battalion Oil Corp.*	183,206
17,596	California Resources Corp.*	721,436
2,193	Chevron Corp.	222,480
2,356	ConocoPhillips	159,666
14,714	Energy Transfer L.P.	140,960
3,230	EOG Resources, Inc.	259,272
7,873	Gulfport Energy Operating Corp.*	647,239
126,020	Kinder Morgan, Inc.	2,108,315
12,288	Lonestar Resources US, Inc.*(b)	131,482
5,588	Whiting Petroleum Corp.*	326,395

		4,900,451

Financials: 4.0%
560	Alpha Partners Technology Merger Corp.*	5,538
133,689	American International Group, Inc.(a)	7,338,189
20,770	Aon Plc - Class A	5,935,443
2,792	Apollo Strategic Growth Capital II*	27,780
437	Artisan Acquisition Corp. - Class A*	4,335
4,213	Artisan Partners Asset Management, Inc. - Class A	206,100
3,999	Athena Technology Acquisition Corp. - Class A*	39,692
68,000	Avanti Acquisition Corp.*	686,807
1,846	Blackstone Group, Inc. (The)	214,764
107,060	Bull Horn Holdings Corp.*	1,090,941
87,611	Citigroup, Inc.(a)	6,148,540
60,800	Fast Sponsor Capital*(b)	60,800
4,420	Fidelity National Financial, Inc.	200,403
519	Goldman Sachs Group, Inc. (The)	196,198
56,143	Groupe Bruxelles Lambert S.A.	6,180,425

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Financials (continued)
11,657	Hartford Financial Services Group, Inc. (The)(a)	$818,904
75,326	Jefferies Financial Group, Inc.(a)	2,796,854
1,326	JPMorgan Chase & Co.	217,053
8,325	LPL Financial Holdings, Inc.	1,305,027
14,054	Macondray Capital Acquisition Corp. I*	140,259
7,468	Metals Acquisition Corp.*	74,008
2,049	Morgan Stanley	199,388
6,378	NextGen Acquisition Corp. II - Class A*	63,206
3,430	OneMain Holdings, Inc.	189,782
6,266	Pershing Square Tontine Holdings Ltd. - Class A*	123,440
1,103	Queen’s Gambit Growth Capital - Class A*	10,887
70,232	Sanne Group Plc	854,197
2,039	Signature Bank	555,179
3,610	Truist Financial Corp.	211,726
122,124	Wells Fargo & Co.(a)	5,667,775
81,844	Willis Towers Watson Plc(a)	19,025,456

		60,589,096

Health Care: 2.8%
1,625	Abbott Laboratories	191,961
11,997	Acceleron Pharma, Inc.*	2,064,684
88	Anthem, Inc.	32,806
3,024	Bristol-Myers Squibb Co.	178,930
542,825	Change Healthcare, Inc.*	11,366,756
49,381	Hill-Rom Holdings, Inc.	7,407,150
85,639	Inovalon Holdings, Inc. - Class A*(a)	3,450,395
5,210	Johnson & Johnson	841,415
54,602	Olympus Corp.	1,202,796
4,116	Pfizer, Inc.	177,029
264,298	PPD, Inc.*(a)	12,366,504
1,344	Quest Diagnostics, Inc.	195,297
71,420	Swedish Orphan Biovitrum AB*	1,930,006
370	Thermo Fisher Scientific, Inc.	211,392
50,806	Trillium Therapeutics, Inc.*(a)	892,153
516	UnitedHealth Group, Inc.	201,622
20,451	UpHealth, Inc.*	64,625
2,000	Wuxi Biologics Cayman, Inc.*(c)	32,498

		42,808,019

Industrials: 5.3%
13,213	51job, Inc. - ADR*(a)	918,700
165,369	Aerojet Rocketdyne Holdings, Inc.	7,201,820
956	Caterpillar, Inc.	183,523
297	Clarivate Plc*	6,504
235,795	Covanta Holding Corp.	4,744,195
845	Cummins, Inc.	189,753
566	Deere & Co.	189,650
3,593	Expeditors International of Washington, Inc.	428,034
118,332	Howmet Aerospace, Inc.	3,691,958
162,089	IHS Markit Ltd.	18,902,819
68,916	Kansas City Southern(a)	18,651,426
37,931	LG Corp.	2,979,378

Shares		Value
Industrials (continued)
565,709	McDermott International Ltd.*	$268,712
590,897	McDermott International Ltd.*	280,676
36,488	Meggitt Plc*	362,892
34,558	Neles Oyj	474,133
752	Norfolk Southern Corp.	179,916
42,919	Rush Enterprises, Inc. - Class A(a)	1,938,222
2,571	Ryder System, Inc.	212,648
19,890	Samsung C&T Corp.	2,074,675
17,500	Sound Holding FP Luxemburg*(b)	862,692
313,190	Sydney Airport*	1,865,449
1,021	United Parcel Service, Inc. - Class B	185,924
48,920	Univar Solutions, Inc.*	1,165,274
394,804	Welbilt, Inc.*	9,175,245
35,436	Westinghouse Air Brake Technologies Corp.	3,054,938

		80,189,156

Information Technology: 8.3%
628	Accenture Plc - Class A	200,910
15,854	Afterpay Ltd. - ADR*(a)	1,390,871
2,027	Alteryx, Inc. - Class A*	148,174
42,330	Analog Devices, Inc.	7,089,428
5,524	Apple, Inc.	781,646
3,713	Applied Materials, Inc.	477,974
874	Autodesk, Inc.*	249,239
114,065	Avast Plc(c)	872,334
47,548	Blue Prism Group Plc*	736,487
14,391	Broadcom, Inc.	6,978,628
3,594	Cisco Systems, Inc.	195,621
49,769	Coherent, Inc.*(a)	12,446,729
105,822	Cornerstone OnDemand, Inc.*(a)	6,059,368
158,278	DSP Group, Inc.*(a)	3,467,871
95,909	Five9, Inc.*(a)	15,320,504
292,819	GreenSky, Inc. - Class A*(a)	3,273,716
7,010	HP, Inc.	191,794
6,872	International Business Machines Corp.	954,727
350	Intuit, Inc.	188,829
54,363	Kaleyra, Inc.*	598,537
1,351	KLA Corp.	451,923
321	Lam Research Corp.	182,697
165,742	Magnachip Semiconductor Corp.*(a)	2,943,578
1,940	MasterCard, Inc. - Class A	674,499
152,825	Medallia, Inc.*(a)	5,176,183
699	Microsoft Corp.	197,062
159,124	MINDBODY, Inc. - Class A*	5,808,026
202,900	Moneylion, Inc.*	1,373,633
573	Motorola Solutions, Inc.	133,119
2,595	NetApp, Inc.	232,927
261,778	Nuance Communications, Inc.*(a)	14,408,261
2,876	NVIDIA Corp.	595,792
11,402	NXP Semiconductors N.V.	2,233,310
13,460	Open Text Corp.	656,040
2,306	Oracle Corp.	200,922
980	PayPal Holdings, Inc.*	255,006
191,671	Pluralsight, Inc. - Class A*	4,312,597

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Information Technology (continued)
4,248	Qualcomm, Inc.	$547,907
1,157	salesforce.com, Inc.*	313,802
269	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	30,034
48,455	TE Connectivity Ltd.(a)	6,648,995
1,046	Texas Instruments, Inc.	201,052
2,348	Visa, Inc. - Class A	523,017
9,600	Xiaomi Corp. - Class B*(c)	26,327
106,987	Xilinx, Inc.(a)	16,153,967

		125,904,063

Materials: 1.9%
236,758	Cemex SAB de C.V. - ADR*	1,697,555
141,016	Ferro Corp.*(a)	2,868,265
125,909	Forterra, Inc.*	2,966,416
1,291,998	Glencore Plc	6,122,863
24,301	HeidelbergCement AG	1,822,631
49,290	Hexion Holdings Corp. - Class B*	1,043,321
124,494	Holcim Ltd.	6,017,088
20,390	International Flavors & Fragrances, Inc.	2,726,551
47,482	Kraton Corp.*	2,167,078
1,960	LyondellBasell Industries N.V. - Class A	183,946
3,600	Newmont Corp.	195,480
104,351	Recticel S.A.	1,734,941

		29,546,135

Real Estate: 1.2%
712	American Tower Corp.	188,972
226,524	Columbia Property Trust, Inc.(a)	4,308,486
58,088	Deutsche Wohnen SE	3,559,097
2,292	Gaming and Leisure Properties, Inc.	106,165
4,424	Iron Mountain, Inc.	192,223
72,957	MGM Growth Properties LLC - Class A(a)	2,794,253
299,247	Monmouth Real Estate Investment Corp.(a)	5,580,957
6,185	Omega Healthcare Investors, Inc.	185,303
408	Public Storage	121,217
238,530	Swire Pacific Ltd. - Class A	1,418,590

		18,455,263

Special Purpose Acquisition Companies: 0.3%
25	Accelerate Acquisition Corp.*	251
2,368	African Gold Acquisition Corp.*	23,917
13,096	Agile Growth Corp.*	129,650
670	Alkuri Global Acquisition Corp. - Class A*	6,680
12,743	Angel Pond Holdings Corp.*	126,156
6,668	Ares Acquisition Corp.*	66,015
16,681	Atlantic Coastal Acquisition Corp.*	164,808
11,288	Broadscale Acquisition Corp.*	111,638
8,316	Churchill Capital Corp. VII*	82,162
13,902	Colonnade Acquisition Corp. II*	134,849
4,507	COVA Acquisition Corp.*	44,800
7,012	DHC Acquisition Corp.*	69,629

Shares		Value
Special Purpose Acquisition Companies (continued)
972	Digital Transformation Opportunities Corp.*	$9,526
13,902	Disruptive Acquisition Corp. I*	137,769
2	ESM Acquisition Corp.*	20
13,902	Flame Acquisition Corp.*	139,298
16,730	Forest Road Acquisition Corp. II*	165,414
6,449	Fortress Value Acquisition Corp. IV*	63,523
1,678	FTAC Hera Acquisition Corp.*	16,713
2,338	Fusion Acquisition Corp. II*	22,725
10,786	GigCapital4, Inc.*	106,350
13,945	Glenfarne Merger Corp.*	138,753
5,221	Global Partner Acquisition Corp. II*	51,636
13,902	Golden Arrow Merger Corp.*	137,630
65	Gores Holdings VII, Inc.*	642
3,177	Gores Holdings VIII, Inc.*	31,611
88	Gores Technology Partners II, Inc.*	880
8,746	GX Acquisition Corp. II*	86,804
98	Haymaker Acquisition Corp. III*	973
16,773	Hudson Executive Investment Corp. III*	165,214
11,615	InterPrivate IV InfraTech Partners, Inc.*	114,582
13,902	Kismet Acquisition Three Corp.*	137,213
16,705	Landcadia Holdings IV, Inc.*	167,718
506	Lazard Growth Acquisition Corp. I*	5,019
1,510	Lead Edge Growth Opportunities Ltd.*	15,085
10,143	Mason Industrial Technology, Inc.*	100,923
8,259	Mission Advancement Corp.*	81,723
940	Monument Circle Acquisition Corp.*	9,475
7,430	Northern Star Investment Corp. III*	73,260
5,739	Northern Star Investment Corp. IV*	56,587
3,367	Orion Acquisition Corp.*	33,266
7,873	Peridot Acquisition Corp. II*	77,628
13,031	Pine Technology Acquisition Corp.*	129,267
13,079	Plum Acquisition Corp. I*	128,305
3,118	Ross Acquisition Corp. II*	31,055
133	RXR Acquisition Corp.*	1,310
1,763	Silver Spike Acquisition Corp. II*	17,718
9,637	Slam Corp.*	95,503
9,063	Stratim Cloud Acquisition Corp.*	90,086
1,601	TCW Special Purpose Acquisition Corp.*	15,770
3,992	Tio Tech A*	39,561
16,730	TLG Acquisition One Corp.*	166,045
13,335	Twelve Seas Investment Co. II*	132,016

		3,955,151

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Utilities: 0.6%
6,635	Duke Energy Corp.	$647,509
92,560	FirstEnergy Corp.	3,296,987
200,775	PG&E Corp.*	1,927,440
3,073	Southern Co. (The)	190,434
151,381	Suez S.A.	3,450,169

		9,512,539

TOTAL COMMON STOCKS (Cost $406,828,822)		470,004,525

RIGHTS/WARRANTS: 0.0%
167	Alkuri Global Acquisition Corp. (Expiration date 01/01/28)*	237
145	Artisan Acquisition Corp. (Expiration date 12/31/28)*	165
1,333	Athena Technology Acquisition Corp. (Expiration date 03/31/28)*	1,813
41,411	CA Immobilien Anlagen AG (Expiration date 07/26/21)*	0
64,680	Cie Financiere Richemont S.A. (Expiration date 11/22/23)*	30,472
3,595	GigCapital4, Inc. (Expiration date 12/31/28)*	3,775
92,173	Lightning eMotors, Inc. (Expiration date 05/18/25)*	148,399
1,275	NextGen Acquisition Corp. II (Expiration date 03/31/27)*	2,142
367	Queen’s Gambit Growth Capital (Expiration date 12/31/27)*	308
3	Reinvent Technology Partners Y (Expiration date 12/31/28)*	4
2,045	UpHealth, Inc. (Expiration date 06/08/26)*	941

TOTAL RIGHTS/WARRANTS (Cost $28,979)		188,256

PREFERRED STOCKS: 0.4%
Consumer Staples: 0.1%
	Bunge Ltd.
12,851	4.875%, 03/01/2069(d)	1,541,477

Energy: 0.0%
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	26,162
	Gulfport Energy Operating Corp.
18	10.000%, 11/01/2021(b)(d)(e)	9,090

		35,252

Financials: 0.2%
	2020 Cash Mandatory Exchangeable Trust
546	5.250%, 06/01/2023(c)	618,766
	Bank of America Corp.
679	7.250%, 02/01/2070(d)	979,403

Shares		Value
Financials (continued)
	Wells Fargo & Co.
891	7.500%, 12/15/2069(d)	$1,320,462

		2,918,631

Industrials: 0.1%
	Clarivate Plc - Series A
6,435	5.250%, 06/01/2024	557,850
	Element Communication Aviation
170	12.000%, 03/16/2040(b)	217,124
	McDermott International Ltd. - (Preference Shares) (b)
328		196,916

		971,890

TOTAL PREFERRED STOCKS (Cost $6,464,176)		5,467,250

Principal Amount^
ASSET-BACKED SECURITIES: 9.7%
	Accelerated Assets LLC
$152,686	Series 2018-1-B 4.510%, 12/02/2033(c)	157,660
	Adams Outdoor Advertising L.P.
869,232	Series 2018-1-A 4.810%, 11/15/2048(c)	916,941
	Affirm Asset Securitization Trust
205,000	Series 2021-A-C 1.660%, 08/15/2025(c)	206,065
	AGL CLO 3 Ltd.
320,000	Series 2020-3A-C 2.276%, 01/15/2033(c)(f) 3 mo. USD LIBOR + 2.150%	320,363
470,000	Series 2020-3A-D 3.426%, 01/15/2033(c)(f) 3 mo. USD LIBOR + 3.300%	470,886
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(g)	250,439
	Aimco CLO 14 Ltd.
1,010,000	Series 2021-14A-D 3.098%, 04/20/2034(c)(f) 3 mo. USD LIBOR + 2.900%	1,002,199
	American Credit Acceptance Receivables Trust
670,000	Series 2020-3-D 2.400%, 06/15/2026(c)	688,655
615,000	Series 2020-4-D 1.770%, 12/14/2026(c)	624,142
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	961,354
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	665,044
845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	927,467
	AMSR Trust
1,800,000	Series 2020-SFR5-G 4.112%, 11/17/2037(c)	1,829,597
5,000,000	Series 2021-SFR1-G 4.612%, 06/17/2038(c)(h)	5,149,661

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Apidos CLO XX
$265,000	Series 2015-20A-BRR 2.076%, 07/16/2031(c)(f) 3 mo. USD LIBOR + 1.950%	$265,080
	Apidos CLO XXI
500,000	Series 2015-21A-ER 8.384%, 07/18/2027(c)(f) 3 mo. USD LIBOR + 8.250%	474,104
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 2.126%, 04/15/2033(c)(f) 3 mo. USD LIBOR + 2.000%	856,585
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 5.934%, 10/20/2030(c)(f) 3 mo. USD LIBOR + 5.800%	949,099
	Arbys Funding LLC
252,450	Series 2020-1A-A2 3.237%, 07/30/2050(c)	263,078
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(c)	95,380
	Atrium XIII
500,000	Series 13A-E 6.188%, 11/21/2030(c)(f) 3 mo. USD LIBOR + 6.050%	495,222
	Atrium XIV LLC
750,000	Series 14A-E 5.776%, 08/23/2030(c)(f) 3 mo. USD LIBOR + 5.650%	736,904
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(c)	184,449
	Avis Budget Rental Car Funding AESOP LLC
215,000	Series 2020-2A-B 2.960%, 02/20/2027(c)	227,030
355,000	Series 2020-2A-C 4.250%, 02/20/2027(c)	385,022
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 5.884%, 07/20/2029(c)(f) 3 mo. USD LIBOR + 5.750%	970,117
500,000	Series 2018-4A-E 5.946%, 10/15/2030(c)(f) 3 mo. USD LIBOR + 5.820%	493,145
1,100,000	Series 2019-4A-C 2.926%, 01/15/2033(c)(f) 3 mo. USD LIBOR + 2.800%	1,102,245
	Battalion CLO XIV Ltd.
250,000	Series 2019-14A-E 6.814%, 04/20/2032(c)(f) 3 mo. USD LIBOR + 6.680%	250,275
	Blackbird Capital Aircraft Lease Securitization Ltd.
249,722	Series 2016-1A-A 4.213%, 12/16/2041(c)(g)	251,150
	Brex Commercial Charge Card Master Trust
165,000	Series 2021-1-A 2.090%, 07/15/2024(c)	166,822

Principal Amount^		Value
	Bristol Park CLO Ltd.
$260,000	Series 2016-1A-CR 2.076%, 04/15/2029(c)(f) 3 mo. USD LIBOR + 1.950%	$260,066
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 5.876%, 10/15/2031(c)(f) 3 mo. USD LIBOR + 5.750%	733,949
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	535,485
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 5.876%, 07/15/2031(c)(f) 3 mo. USD LIBOR + 5.750%	956,282
500,000	Series 2018-1A-E 5.876%, 07/15/2031(c)(f) 3 mo. USD LIBOR + 5.750%	479,281
1,000,000	Series 2021-4A-E 6.437%, 10/15/2034(c)(f) 3 mo. USD LIBOR + 6.300%	1,000,450
	Carlyle Global Market Strategies CLO Ltd.
500,000	Series 2014-2RA-D 5.475%, 05/15/2031(c)(f) 3 mo. USD LIBOR + 5.350%	458,874
	Carlyle US CLO Ltd.
500,000	Series 2021-1A-D 6.191%, 04/15/2034(c)(f) 3 mo. USD LIBOR + 6.000%	493,541
	CarMax Auto Owner Trust
305,000	Series 2018-4-D 4.150%, 04/15/2025	317,351
	Carvana Auto Receivables Trust
3,000	Series 2021-N1-R 0.010%, 01/10/2028(c)	1,582,685
	Castlelake Aircraft Securitization Trust
4,046,031	Series 2018-1-C 6.625%, 06/15/2043(c)	3,238,147
	Castlelake Aircraft Structured Trust
392,093	Series 2017-1R-B 3.924%, 08/15/2041(c)	392,699
3,000,000	Series 2019-1A-E 0.010%, 04/15/2039(c)	930,000
1,260,966	Series 2021-1A-A 3.474%, 01/15/2046(c)	1,305,179
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 6.134%, 04/20/2029(c)(f) 3 mo. USD LIBOR + 6.000%	994,888
	Chenango Park CLO Ltd.
500,000	Series 2018-1A-D 5.926%, 04/15/2030(c)(f) 3 mo. USD LIBOR + 5.800%	494,195
	CIFC Funding Ltd.
205,000	Series 2013-2A-A3LR 2.084%, 10/18/2030(c)(f) 3 mo. USD LIBOR + 1.950%	205,026
500,000	Series 2017-4A-D 6.225%, 10/24/2030(c)(f) 3 mo. USD LIBOR + 6.100%	494,807
	Citigroup Mortgage Loan Trust
880,908	Series 2019-E-A1 3.228%, 11/25/2070(c)(g)	883,172

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	CLI Funding VIII LLC
$1,186,770	Series 2021-1A-A 1.640%, 02/18/2046(c)	$1,172,459
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.534%, 04/17/2030(c)(f) 3 mo. USD LIBOR + 5.400%	983,284
	Corevest American Finance Trust
305,000	Series 2020-4-C 2.250%, 12/15/2052(c)	299,855
	Credit Acceptance Auto Loan Trust
605,000	Series 2020-1A-C 2.590%, 06/15/2029(c)	621,627
275,000	Series 2020-3A-C 2.280%, 02/15/2030(c)	280,803
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 6.200%, 09/25/2036(g)	273,089
	DB Master Finance LLC
570,360	Series 2019-1A-A23 4.352%, 05/20/2049(c)	621,490
	Dell Equipment Finance Trust
200,000	Series 2020-2-D 1.920%, 03/23/2026(c)	203,870
	Diamond Resorts Owner Trust
53,507	Series 2017-1A-C 6.070%, 10/22/2029(c)	54,187
220,734	Series 2018-1-C 4.530%, 01/21/2031(c)	226,785
167,426	Series 2019-1A-B 3.530%, 02/20/2032(c)	172,135
	Domino’s Pizza Master Issuer LLC
709,275	Series 2017-1A-A23 4.118%, 07/25/2047(c)	764,305
612,675	Series 2018-1A-A2II 4.328%, 07/25/2048(c)	664,323
492,500	Series 2019-1A-A2 3.668%, 10/25/2049(c)	530,836
728,175	Series 2021-1A-A2I 2.662%, 04/25/2051(c)	751,465
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 5.134%, 04/20/2028(c)(f) 3 mo. USD LIBOR + 5.000%	497,760
	Dryden 40 Senior Loan Fund
1,000,000	Series 2015-40A-ER 5.875%, 08/15/2031(c)(f) 3 mo. USD LIBOR + 5.750%	984,778
	Dryden 45 Senior Loan Fund
275,000	Series 2016-45A-ER 5.976%, 10/15/2030(c)(f) 3 mo. USD LIBOR + 5.850%	270,525
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 7.326%, 04/15/2031(c)(f) 3 mo. USD LIBOR + 7.200%	475,928
	DT Auto Owner Trust
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	274,847
	Education Funding Trust
467,025	Series 2020-A-A 2.790%, 07/25/2041(c)	478,355

Principal Amount^		Value
	Exeter Automobile Receivables Trust
$305,000	Series 2020-2A-D 4.730%, 04/15/2026(c)	$324,203
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 5.526%, 07/15/2030(c)(f) 3 mo. USD LIBOR + 5.400%	492,429
	First Investors Auto Owner Trust
160,000	Series 2019-2A-D 2.800%, 12/15/2025(c)	163,903
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	376,077
	FirstKey Homes Trust
775,000	Series 2020-SFR1-F1 3.638%, 08/17/2037(c)	793,725
1,010,000	Series 2020-SFR2-F1 3.017%, 10/19/2037(c)	1,027,794
	Flagship Credit Auto Trust
595,000	Series 2020-1-D 2.480%, 03/16/2026(c)	611,239
	Galaxy XXVI CLO Ltd.
715,000	Series 2018-26A-E 5.981%, 11/22/2031(c)(f) 3 mo. USD LIBOR + 5.850%	706,992
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 6.526%, 10/15/2030(c)(f) 3 mo. USD LIBOR + 6.400%	500,201
	Global Container Assets 2014 Holdings Ltd.
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)	16,026
	GLS Auto Receivables Issuer Trust
1,135,000	Series 2020-3A-C 1.920%, 05/15/2025(c)	1,153,589
	Goldentree Loan Management US CLO 3 Ltd.
500,000	Series 2018-3A-D 2.984%, 04/20/2030(c)(f) 3 mo. USD LIBOR + 2.850%	499,559
	GSAA Home Equity Trust
581,570	Series 2006-10-AF5 6.948%, 06/25/2036(g)	237,692
	Hardee’s Funding LLC
267,975	Series 2020-1A-A2 3.981%, 12/20/2050(c)	285,057
	Highbridge Loan Management Ltd.
500,000	Series 2013-2A-DR 6.734%, 10/20/2029(c)(f) 3 mo. USD LIBOR + 6.600%	483,135
	Hilton Grand Vacations Trust
93,463	Series 2018-AA-C 4.000%, 02/25/2032(c)	97,292
	Horizon Aircraft Finance I Ltd.
2,853,633	Series 2018-1-C 6.657%, 12/15/2038(c)	2,323,879
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(c)	270,582
	HPS Loan Management Ltd.
2,000,000	Series 6A-2015-DR 5.221%, 02/05/2031(c)(f) 3 mo. USD LIBOR + 5.100%	1,875,482

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Kestrel Aircraft Funding Ltd.
$504,572	Series 2018-1A-A 4.250%, 12/15/2038(c)	$502,692
	LCM 26 Ltd.
500,000	Series 26A-E 5.434%, 01/20/2031(c)(f) 3 mo. USD LIBOR + 5.300%	461,197
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 5.726%, 07/16/2031(c)(f) 3 mo. USD LIBOR + 5.600%	460,597
	LCM XVII L.P.
1,000,000	Series 17A-ER 6.126%, 10/15/2031(c)(f) 3 mo. USD LIBOR + 6.000%	934,355
	LCM XX L.P.
500,000	Series 20A-ER 5.584%, 10/20/2027(c)(f) 3 mo. USD LIBOR + 5.450%	489,435
	Legacy Mortgage Asset Trust
461,815	Series 2019-GS4-A1 3.438%, 05/25/2059(c)(g)	462,736
	Lehman XS Trust
2,152,323	Series 2005-6-3A3A 6.260%, 11/25/2035(g)	1,351,084
8,374	Series 2006-8-3A3 4.335%, 06/25/2036(g)	15,272
	Madison Park Funding XIV Ltd.
1,000,000	Series 2014-14A-ER 5.938%, 10/22/2030(c)(f) 3 mo. USD LIBOR + 5.800%	977,417
	Madison Park Funding XXII Ltd.
1,000,000	Series 2016-22A-ER 6.826%, 01/15/2033(c)(f) 3 mo. USD LIBOR + 6.700%	999,032
	Madison Park Funding XXVI Ltd.
445,000	Series 2007-4A-DR 3.177%, 07/29/2030(c)(f) 3 mo. USD LIBOR + 3.000%	443,692
	Madison Park Funding XXX Ltd.
395,000	Series 2018-30A-D 2.626%, 04/15/2029(c)(f) 3 mo. USD LIBOR + 2.500%	392,426
	Madison Park Funding XXXI Ltd.
270,000	Series 2018-31A-C 2.288%, 01/23/2031(c)(f) 3 mo. USD LIBOR + 2.150%	270,055
	Madison Park Funding XXXVIII Ltd.
500,000	Series 2021-38A-E 6.134%, 07/17/2034(c)(f) 3 mo. USD LIBOR + 6.000%	493,900
	MAPS Ltd.
506,206	Series 2018-1A-A 4.212%, 05/15/2043(c)	511,262
263,578	Series 2019-1A-A 4.458%, 03/15/2044(c)	266,827
	Mercury Financial Credit Card Master Trust
260,000	Series 2021-1A-B 2.330%, 03/20/2026(c)	260,255

Principal Amount^		Value
	Milos CLO Ltd.
$500,000	Series 2017-1A-ER 6.284%, 10/20/2030(c)(f) 3 mo. USD LIBOR + 6.150%	$495,380
	Mosaic Solar Loans LLC
1,235,261	Series 2017-2A-B 4.770%, 06/22/2043(c)	1,331,145
	MVW LLC
67,595	Series 2020-1A-C 4.210%, 10/20/2037(c)	71,094
	MVW Owner Trust
66,752	Series 2019-1A-C 3.330%, 11/20/2036(c)	68,197
483,021	Series 2021-1WA-D 3.170%, 01/22/2041(c)	484,948
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.634%, 10/20/2030(c)(f) 3 mo. USD LIBOR + 5.500%	986,946
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	266,197
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	879,028
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	185,472
320,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	329,839
	Neuberger Berman CLO XVI-S Ltd.
500,000	Series 2017-16SA-ER 6.376%, 04/15/2034(c)(f) 3 mo. USD LIBOR + 6.250%	500,972
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 5.884%, 10/17/2027(c)(f) 3 mo. USD LIBOR + 5.750%	997,804
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 6.154%, 04/19/2030(c)(f) 3 mo. USD LIBOR + 6.020%	993,797
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(h)	727,007
	Neuberger Berman Loan Advisers CLO 37 Ltd.
500,000	Series 2020-37A-ER 5.884%, 07/20/2031(c)(f) 3 mo. USD LIBOR + 5.750%	500,230
	Neuberger Berman Loan Advisers CLO 42 Ltd.
500,000	Series 2021-42A-E 6.091%, 07/16/2035(c)(f) 3 mo. USD LIBOR + 5.950%	499,442
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 8.216%, 07/15/2030(c)(f) 3 mo. USD LIBOR + 8.090%	933,808
	Octagon Investment Partners 29 Ltd.
1,000,000	Series 2016-1A-ER 7.375%, 01/24/2033(c)(f) 3 mo. USD LIBOR + 7.250%	1,001,287

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Octagon Investment Partners 39 Ltd.
$275,000	Series 2018-3A-E 5.884%, 10/20/2030(c)(f) 3 mo. USD LIBOR + 5.750%	$270,637
	Octagon Investment Partners 40 Ltd.
500,000	Series 2019-1A-E 6.594%, 04/20/2031(c)(f) 3 mo. USD LIBOR + 6.460%	495,536
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 5.884%, 07/17/2030(c)(f) 3 mo. USD LIBOR + 5.750%	963,905
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(h)	375,416
	Octagon Investment Partners XXI Ltd.
500,000	Series 2014-1A-DRR 7.125%, 02/14/2031(c)(f) 3 mo. USD LIBOR + 7.000%	496,437
	Octagon Investment Partners XXII Ltd.
835,000	Series 2014-1A-CRR 2.038%, 01/22/2030(c)(f) 3 mo. USD LIBOR + 1.900%	835,104
	OHA Credit Funding 3 Ltd.
500,000	Series 2019-3A-ER 6.398%, 07/02/2035(c)(f) 3 mo. USD LIBOR + 6.250%	500,221
	OHA Credit Funding 5 Ltd.
475,000	Series 2020-5A-C 2.134%, 04/18/2033(c)(f) 3 mo. USD LIBOR + 2.000%	476,047
	OneMain Financial Issuance Trust
675,000	Series 2015-3A-B 4.160%, 11/20/2028(c)	676,025
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	302,206
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	273,022
	OZLM XXIII Ltd.
255,000	Series 2019-23A-DR 3.876%, 04/15/2034(c)(f) 3 mo. USD LIBOR + 3.750%	255,355
	Palmer Square CLO Ltd.
260,000	Series 2015-2A-BR2 2.084%, 07/20/2030(c)(f) 3 mo. USD LIBOR + 1.950%	260,075
	Parallel Ltd.
700,000	Series 2017-1A-CR 2.134%, 07/20/2029(c)(f) 3 mo. USD LIBOR + 2.000%	691,390
1,005,000	Series 2018-2A-B 2.284%, 10/20/2031(c)(f) 3 mo. USD LIBOR + 2.150%	988,291
	Planet Fitness Master Issuer LLC
766,350	Series 2019-1A-A2 3.858%, 12/05/2049(c)	780,193
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 2.436%, 04/25/2023(c)(f) 1 mo. USD LIBOR + 2.350%	7,317,120

Principal Amount^		Value
	Prestige Auto Receivables Trust
$330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	$338,700
210,000	Series 2020-1A-E 3.670%, 02/15/2028(c)	216,489
	Progress Residential Trust
630,000	Series 2019-SFR1-E 4.466%, 08/17/2035(c)	637,104
235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(c)	237,566
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)	255,780
140,000	Series 2021-SFR1-F 2.757%, 04/17/2038(c)	139,375
170,000	Series 2021-SFR2-E2 2.647%, 04/19/2038(c)	170,652
7,000,000	Series 2021-SFR2-G 4.254%, 04/19/2038(c)	7,049,951
355,000	Series 2021-SFR3-F 3.436%, 05/17/2026(c)	358,430
735,000	Series 2021-SFR4-F 3.407%, 05/17/2038(c)	739,358
250,000	Series 2021-SFR5-F 3.158%, 07/17/2038(c)	249,011
125,000	Series 2021-SFR6-E2 2.525%, 07/17/2038(c)	125,016
835,000	Series 2021-SFR7-F 3.834%, 08/17/2040(c)	826,760
	Republic FInance Issuance Trust
1,000,000	Series 2019-A-A 3.430%, 11/22/2027(c)	1,008,823
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 2.026%, 10/15/2029(c)(f) 3 mo. USD LIBOR + 1.900%	700,155
	RR 2 Ltd.
500,000	Series 2017-2A-DR 5.926%, 04/15/2036(c)(f) 3 mo. USD LIBOR + 5.800%	496,474
	RR 6 Ltd.
500,000	Series 2019-6A-DR 5.976%, 04/15/2036(c)(f) 3 mo. USD LIBOR + 5.850%	498,357
	S-Jets Ltd.
1,062,292	Series 2017-1-A 3.967%, 08/15/2042(c)	1,055,648
	Santander Drive Auto Receivables Trust
890,000	Series 2020-1-D 5.350%, 03/15/2028	963,779
300,000	Series 2020-2-D 2.220%, 09/15/2026	306,016
	SCF Equipment Leasing LLC
295,000	Series 2021-1A-E 3.560%, 08/20/2032(c)	292,578
	Sierra Timeshare Receivables Funding LLC
314,048	Series 2020-2A-C 3.510%, 07/20/2037(c)	322,607
	Slam Ltd.
251,022	Series 2021-1A-B 3.422%, 06/15/2046(c)	254,906

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	SLM Private Credit Student Loan Trust
$195,000	Series 2003-A-A3 3.585%, 06/15/2032(f)	$195,559
531,000	Series 2003-B-A3 3.586%, 03/15/2033(f)	532,591
50,000	Series 2003-B-A4 3.583%, 03/15/2033(f)	50,150
	SoFi Consumer Loan Program Trust
117,945	Series 2018-2-B 3.790%, 04/26/2027(c)	118,638
380,000	Series 2019-4-C 2.840%, 08/25/2028(c)	388,408
	SoFi Professional Loan Program LLC
101,620	Series 2016-A-B 3.570%, 01/26/2038(c)	102,426
133,000	Series 2017-F-R1 0.010%, 01/25/2041(c)	3,464,826
63,038	Series 2019-B-R1 0.010%, 08/17/2048(c)	1,163,066
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	371,279
45,000	Series 2020-A-R1 0.010%, 05/15/2046(c)	2,138,865
	SpringCastle America Funding LLC
702,332	Series 2020-AA-A 1.970%, 09/25/2037(c)	709,168
	Sprite Ltd.
2,504,528	Series 2017-1-A 4.250%, 12/15/2037(c)	2,491,756
292,457	Series 2017-1-B 5.750%, 12/15/2037(c)	262,374
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 5.406%, 01/15/2030(c)(f) 3 mo. USD LIBOR + 5.280%	484,323
	Textainer Marine Containers VII Ltd.
102,073	Series 2020-1A-A 2.730%, 08/21/2045(c)	103,631
572,000	Series 2021-1A-A 1.680%, 02/20/2046(c)	564,402
228,800	Series 2021-1A-B 2.520%, 02/20/2046(c)	227,549
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.010%, 01/15/2031(c)	639,664
500,000	Series 2017-3A-ER 7.176%, 04/15/2035(c)(f) 3 mo. USD LIBOR + 7.050%	500,300
500,000	Series 2018-2A-E 5.876%, 07/15/2030(c)(f) 3 mo. USD LIBOR + 5.750%	484,619
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 2.276%, 04/15/2033(c)(f) 3 mo. USD LIBOR + 2.150%	280,534

Principal Amount^		Value
	TICP CLO XV Ltd.
$250,000	Series 2020-15A-C 2.284%, 04/20/2033(c)(f) 3 mo. USD LIBOR + 2.150%	$250,444
	Towd Point Mortgage Trust
310,000	Series 2018-5-M1 3.250%, 07/25/2058(c)(h)	323,735
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(h)	406,168
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 5.875%, 07/25/2031(c)(f) 3 mo. USD LIBOR + 5.750%	328,121
	Tricon American Homes
250,000	Series 2020-SFR1-E 3.544%, 07/17/2038(c)	258,734
	Tricon American Homes Trust
290,000	Series 2020-SFR2-E1 2.730%, 11/17/2039(c)	288,089
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A-DR 6.076%, 04/15/2029(c)(f) 3 mo. USD LIBOR + 5.950%	997,432
	Upstart Pass-Through Trust
1,000,000	Series 2021-ST8 0.010%, 10/20/2029(c)	1,252,123
	Upstart Securitization Trust
1,000	Series 2021-2-CERT 0.010%, 06/20/2031	836,805
	VOLT XCII LLC
3,000,000	Series 2021-NPL1-A2 4.949%, 02/27/2051(c)(g)	2,999,776
	VOLT XCIII LLC
742,646	Series 2021-NPL2-A1 1.893%, 02/27/2051(c)(g)	745,702
	VOLT XCIV LLC
675,000	Series 2021-NPL3-A2 4.949%, 02/27/2051(c)(g)	675,822
	VOLT XCVI LLC
345,000	Series 2021-NPL5-A2 4.826%, 03/27/2051(c)(g)	345,245
	Voya CLO Ltd.
500,000	Series 2018-2A-E 5.376%, 07/15/2031(c)(f) 3 mo. USD LIBOR + 5.250%	465,005
500,000	Series 2019-1A-ER 6.246%, 04/15/2031(c)(f) 3 mo. USD LIBOR + 6.120%	494,848
	WAVE Trust
524,621	Series 2017-1A-A 3.844%, 11/15/2042(c)	519,431
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 5.634%, 07/20/2030(c)(f) 3 mo. USD LIBOR + 5.500%	987,157
	Wendy’s Funding LLC
1,015,438	Series 2018-1A-A2II 3.884%, 03/15/2048(c)	1,077,734
177,175	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	191,849
	Westlake Automobile Receivables Trust
390,000	Series 2020-3A-D 1.650%, 02/17/2026(c)	395,897

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Willis Engine Structured Trust
$228,433	Series 2020-A-A 3.228%, 03/15/2045(c)	$227,292
1,935,990	Series 2021-A-C 7.385%, 05/15/2046(c)	1,951,035
	Wind River CLO Ltd.
500,000	Series 2021-2A-E 6.503%, 07/20/2034(c)(f) 3 mo. USD LIBOR + 6.430%	493,841
	York CLO Ltd.
1,783,000	Series 2019-1A-D 4.138%, 07/22/2032(c)(f) 3 mo. USD LIBOR + 4.000%	1,783,997

TOTAL ASSET-BACKED SECURITIES (Cost $158,587,779)		148,249,571

BANK LOANS: 2.3%
	AAdvantage Loyalty IP Ltd.
225,000	5.500%, 04/20/2028(f) 3 mo. LIBOR + 4.750%	232,921
	Aegion Corp.
180,000	5.500%, 05/17/2028(f) 3 mo. LIBOR + 4.750%	181,575
	Air Canada
290,000	4.250%, 08/11/2028(f) 3 mo. LIBOR + 3.500%	291,570
	Air Methods Corp.
1,167,564	4.500%, 04/22/2024(f) 3 mo. LIBOR + 3.500%	1,159,899
	American Tire Distributors Holdings, Inc.
1,133,884	8.500%, 09/02/2024(f) 1 mo. LIBOR + 7.500%	1,135,216
	AmWINS Group, Inc.
133,684	3.000%, 02/19/2028(f) 1 mo. LIBOR + 2.250%	133,016
	Applied Systems, Inc.
1,060,000	6.250%, 09/19/2025(f) 3 mo. LIBOR + 5.500%	1,077,601
	Asurion LLC
160,000	5.334%, 01/31/2028(f) 1 mo. LIBOR + 5.250%	159,734
	Atlas Purchaser, Inc.
538,650	6.000%, 05/08/2028(f) 3 mo. LIBOR + 5.250%	532,814
	BJ Services LLC
682,031	8.500%, 01/03/2023(b)(f) 3 mo. LIBOR + 7.000%	647,929
	Blackhawk Network Holdings, Inc.
125,000	7.125%, 06/15/2026(f) 1 mo. LIBOR + 7.000%	124,583
	Bright Bidco B.V.
865,963	4.500%, 06/30/2024(f) 6 mo. LIBOR + 3.500%	692,229
	Cengage Learning, Inc.
405,000	5.750%, 06/29/2026(f) 3 mo. LIBOR + 4.750%	408,153
	ClubCorp Holdings, Inc.
147,989	2.882%, 09/18/2024(f) 3 mo. LIBOR + 2.750%	139,439

Principal Amount^		Value
	Constant Contact, Inc.
$1,260,000	8.250%, 02/10/2029(f) 3 mo. LIBOR + 7.500%	$1,247,400
	CoreLogic, Inc.
545,000	4.000%, 06/02/2028(f) 1 mo. LIBOR + 3.500%	545,114
	Curium BidCo S.A R.L.
405,000	8.500%, 10/27/2028(f) 3 mo. LIBOR + 7.750%	411,836
	Cvent, Inc.
1,233,411	3.834%, 11/29/2024(f) 1 mo. LIBOR + 3.750%	1,230,235
	Cyxtera DC Holdings, Inc.
466,168	4.000%, 05/01/2024(f) 6 mo. LIBOR + 3.000%	463,504
	DCert Buyer, Inc.
485,000	7.084%, 02/16/2029(f) 1 mo. LIBOR + 7.000%	490,607
	DG Investment Intermediate Holdings 2, Inc.
420,000	7.500%, 03/30/2029(f) 1 mo. LIBOR + 6.750%	423,150
	DirecTV Financing LLC
775,000	5.750%, 07/22/2027(f) 3 mo. LIBOR + 5.000%	776,372
	Envision Healthcare Corp.
683,709	3.834%, 10/10/2025(f) 1 mo. LIBOR + 3.750%	610,484
824,230	7.000%, 10/10/2025(f) 1 mo. LIBOR + 6.000%	701,280
	Finastra USA, Inc.
458,965	4.500%, 06/13/2024(f) 6 mo. LIBOR + 3.500%	455,920
405,000	8.250%, 06/13/2025(f) 6 mo. LIBOR + 7.250%	408,222
	Flexential Intermediate Corp.
435,918	3.647%, 08/01/2024(f) 1 mo. LIBOR + 3.500%	406,766
	Gainwell Acquisition Corp.
735,843	4.750%, 10/01/2027(f) 3 mo. LIBOR + 4.000%	738,602
	Global Medical Response, Inc.
244,911	5.250%, 03/14/2025(f) 6 mo. LIBOR + 4..500%	246,166
	GOGO Intermediate Holdings LLC
219,450	4.500%, 04/30/2028(f) 3 mo. LIBOR + 3.750%	220,022
	Grab Holdings, Inc.
636,800	5.500%, 01/29/2026(f) 6 mo. LIBOR + 4.500%	645,289
	Gulf Finance LLC
520,142	6.250%, 08/25/2023(f) 1 mo. LIBOR + 5.250%	501,448
	Hilton Grand Vacations Borrower LLC
335,000	3.500%, 08/02/2028(f) 1 mo. LIBOR + 3.000%	336,173
	ION Trading Finance Ltd.
374,063	4.917%, 04/01/2028(f) 3 mo. LIBOR + 4.750%	375,280
	Ivanti Software, Inc.
318,400	5.750%, 12/01/2027(f) 3 mo. LIBOR + 4.750%	319,868

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Jazz Financing Lux S.A.R.L.
$279,300	4.000%, 05/05/2028(f) 1 mo. LIBOR + 3.500%	$280,000
	Kenan Advantage Group, Inc.
220,000	8.000%, 09/01/2027(f) 3 mo. LIBOR + 7.250%	218,625
	Lealand Finance Company B.V.
108,191	0.000%, 06/28/2024(i)	68,160
956,546	0.000%, 06/30/2024(i)	602,624
68,263	0.000%, 06/30/2024(i)	40,958
21,355	3.084%, 06/30/2024(f) 1 mo. LIBOR + 3.000%	12,813
581,126	4.145%, 06/30/2024(f) 3 mo. LIBOR + 4.000%	366,109
904,010	0.000%, 06/30/2025(i)	414,940
411,713	4.084%, 06/30/2025(f) 1 mo. LIBOR + 4.000%	188,977
	McDermott Technology Americas, Inc.
311,809	0.000%, 05/10/2023(b)(i)	180,849
1,614,796	0.000%, 06/28/2024(b)(i)	936,582
	Mediaco Holding, Inc.
2,107,325	9.400%, 11/21/2024(b)(f) 1 mo. LIBOR + 9.400%	1,959,812
	Medline Industries, Inc.
265,000	0.000%, 09/20/2028(i)	264,585
	Minotaur Acquisition, Inc.
1,070,301	4.834%, 03/27/2026(f) 1 mo. LIBOR + 4.750%	1,066,378
	Mitchell International, Inc.
845,000	7.334%, 12/01/2025(f) 1 mo. LIBOR + 7.250%	846,360
	MLN U.S. Holding Co. LLC
462,451	4.583%, 11/30/2025(f) 1 mo. LIBOR + 4.500%	421,864
	Motel 6
135,000	5.750%, 09/09/2026(f) 1 mo. LIBOR + 5.000%	135,844
	OneDigital Borrower LLC
773,063	5.250%, 11/16/2027(f) 3 mo. LIBOR + 4.500%	777,252
	Playtika Holding Corp.
686,550	2.834%, 03/13/2028(f) 1 mo. LIBOR + 2.750%	687,134
	Riverbed Technology, Inc.
694,750	7.000%, 12/31/2025(f) 3 mo. LIBOR + 6.000%	625,275
	Solenis Holdings LLC
170,000	8.584%, 06/26/2026(f) 1 mo. LIBOR + 8.500%	170,320
	Sweetwater Borrower LLC
340,000	5.500%, 08/07/2028(f) 3 mo. LIBOR + 4.750%	339,788
	Team Health Holdings, Inc.
827,667	3.750%, 02/06/2024(f) 1 mo. LIBOR + 2.750%	809,044
	Tibco Software, Inc.
390,000	7.340%, 03/03/2028(f) 1 mo. LIBOR + 7.250%	394,972
	Travel Leaders Group LLC
955,949	4.084%, 01/25/2024(f) 1 mo. LIBOR + 4.000%	897,397

Principal Amount^		Value
	Travelport Finance (Luxembourg) S.A.R.L.
$837,700	10.000%, 02/28/2025(f) 3 mo. LIBOR + 9.000%	$871,057
309,991	7.750%, 05/29/2026(f) 3 mo. LIBOR + 6.750%	267,755
	United Airlines, Inc.
313,425	4.500%, 04/21/2028(f) 3 mo. LIBOR + 3.750%	316,293
	Vantage Specialty Chemicals, Inc.
994,598	4.500%, 10/28/2024(f) 3 mo. LIBOR + 3.500%	977,710
	Viad Corp.
380,000	5.500%, 07/30/2028(f) 3 mo. LIBOR + 5.000%	380,000
	Waterbridge Midstream Operating LLC
669,873	6.750%, 06/22/2026(f) 6 mo. LIBOR + 5.750%	654,322
	Weber-Stephen Products LLC
224,516	4.000%, 10/30/2027(f) 1 mo. LIBOR + 3.250%	225,273
	Western Digital Corp.
372,450	1.838%, 04/29/2023(f) 1 mo. LIBOR + 1.750%	372,954
	Ziggo B.V.
490,000 (EUR)	3.000%, 01/31/2029(f) 6 mo. EURIBOR + 3.000%	562,086

TOTAL BANK LOANS (Cost $38,209,719)		35,804,529

CONVERTIBLE BONDS: 1.5%
Communications: 0.5%
	DISH Network Corp.
210,000	0.000%, 12/15/2025(c)(j)	252,000
3,880,000	3.375%, 08/15/2026	4,042,960
	Expedia Group, Inc.
270,000	0.000%, 02/15/2026(c)(j)	292,856
	Palo Alto Networks, Inc.
935,000	0.375%, 06/01/2025	1,548,429
	Twitter, Inc.
420,000	0.000%, 03/15/2026(c)(j)	392,003
	Uber Technologies, Inc.
380,000	0.000%, 12/15/2025(c)(j)	371,499

		6,899,747

Consumer, Cyclical: 0.3%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	1,080,438
	JetBlue Airways Corp.
195,000	0.500%, 04/01/2026(c)	192,044
	Lightning eMotors, Inc.
1,060,000	7.500%, 05/15/2024(c)	915,703
	Peloton Interactive, Inc.
300,000	0.000%, 02/15/2026(c)(j)	265,586
	Penn National Gaming, Inc.
90,000	2.750%, 05/15/2026	288,090
	Southwest Airlines Co.
995,000	1.250%, 05/01/2025	1,490,012

		4,231,873

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CONVERTIBLE BONDS (CONTINUED)
Consumer, Non-cyclical: 0.6%
	BioMarin Pharmaceutical, Inc.
$2,595,000	1.250%, 05/15/2027	$2,610,112
	Dermira, Inc.
3,806,000	3.000%, 05/15/2022	3,858,332
	Guardant Health, Inc.
215,000	0.000%, 11/15/2027(c)(j)	247,250
	Ionis Pharmaceuticals, Inc.
270,000	0.000%, 04/01/2026(c)(j)	246,709
	Livongo Health, Inc.
235,000	0.875%, 06/01/2025	310,853
	Teladoc Health, Inc.
1,325,000	1.250%, 06/01/2027	1,337,503
	UpHealth, Inc.
1,509,000	6.250%, 06/15/2026(c)	1,209,132

		9,819,891

Technology: 0.1%
	Kaleyra, Inc.
1,424,000	6.125%, 06/01/2026(c)	1,492,339
	Splunk, Inc.
475,000	1.125%, 06/15/2027	468,172
	Zynga, Inc.
95,000	0.000%, 12/15/2026(c)(j)	92,209

		2,052,720

TOTAL CONVERTIBLE BONDS (Cost $22,590,986)		23,004,231

CORPORATE BONDS: 27.7%
Basic Materials: 1.3%
	ABJA Investment Co. Pte Ltd.
210,000	5.450%, 01/24/2028	229,380
	Alcoa Nederland Holding B.V.
2,146,000	5.500%, 12/15/2027(c)	2,306,263
	Alpek SAB de C.V.
200,000	3.250%, 02/25/2031(c)	202,371
	Ashland LLC
745,000	3.375%, 09/01/2031(c)	752,934
	Braskem Idesa SAPI
200,000	7.450%, 11/15/2029	212,371
	Braskem Netherlands Finance B.V.
800,000	4.500%, 01/31/2030(c)	851,200
200,000	5.875%, 01/31/2050	227,750
200,000	5.875%, 01/31/2050(c)	227,750
	Cia de Minas Buenaventura S.A.A.
660,000	5.500%, 07/23/2026(c)	653,354
	Eldorado Gold Corp.
120,000	6.250%, 09/01/2029(c)	118,792
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(c)	616,248
1,445,000	6.875%, 03/01/2026(c)	1,504,606
740,000	6.875%, 10/15/2027(c)	784,004
	FMG Resources August 2006 Pty Ltd.
495,000	4.375%, 04/01/2031(c)	512,325
	Freeport-McMoRan, Inc.
450,000	4.250%, 03/01/2030	477,000
20,000	4.625%, 08/01/2030	21,650
215,000	5.400%, 11/14/2034	258,538

Principal Amount^		Value
Basic Materials (continued)
	Glencore Funding LLC
$1,245,000	2.850%, 04/27/2031(c)	$1,252,347
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
410,000	9.000%, 07/01/2028(c)	452,564
	JSW Steel Ltd.
355,000	5.050%, 04/05/2032(c)	353,382
	Metinvest B.V.
200,000	7.750%, 10/17/2029	217,348
	Olin Corp.
300,000	5.625%, 08/01/2029	330,186
	Orbia Advance Corp. SAB de C.V.
595,000	2.875%, 05/11/2031(c)	600,569
	SPCM S.A.
205,000	3.375%, 03/15/2030(c)	205,051
	Suzano Austria GmbH
510,000	3.750%, 01/15/2031	524,535
	Unifrax Escrow Issuer Corp.
70,000	7.500%, 09/30/2029(c)	71,822
	Valvoline, Inc.
800,000	3.625%, 06/15/2031(c)	791,000
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	238,541
200,000	9.250%, 04/23/2026	190,833
	Volcan Cia Minera S.A.A.
95,000	4.375%, 02/11/2026(c)	92,615
	WR Grace Holdings LLC
3,845,000	4.875%, 06/15/2027(c)	3,953,160

		19,230,489

Communications: 2.8%
	Bharti Airtel Ltd.
320,000	3.250%, 06/03/2031(c)	321,622
	CCO Holdings LLC / CCO Holdings Capital Corp.
468,000	4.500%, 06/01/2033(c)	476,878
3,915,000	4.250%, 01/15/2034(c)	3,900,319
	Cengage Learning, Inc.
460,000	9.500%, 06/15/2024(c)	471,454
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,980,000	4.400%, 12/01/2061	3,138,045
	Cincinnati Bell, Inc.
3,484,000	7.000%, 07/15/2024(c)	3,558,035
	CommScope Technologies LLC
640,000	5.000%, 03/15/2027(c)	609,715
	CommScope, Inc.
1,510,000	7.125%, 07/01/2028(c)	1,546,240
	CSC Holdings LLC
1,180,000	4.625%, 12/01/2030(c)	1,119,590
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
205,000	5.875%, 08/15/2027(c)	214,225
	DISH DBS Corp.
450,000	5.125%, 06/01/2029	441,515
	Embarq Corp.
925,000	7.995%, 06/01/2036	993,450
	Endure Digital, Inc.
590,000	6.000%, 02/15/2029(c)	561,370
	Expedia Group, Inc.
75,000	4.625%, 08/01/2027	85,048

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Communications (continued)
$220,000	3.800%, 02/15/2028	$238,763
1,550,000	3.250%, 02/15/2030	1,602,473
270,000	2.950%, 03/15/2031	272,766
	Frontier Communications Holdings LLC
195,000	6.750%, 05/01/2029(c)	205,773
	iHeartCommunications, Inc.
165,000	6.375%, 05/01/2026	174,389
1,370,000	8.375%, 05/01/2027	1,465,900
350,000	5.250%, 08/15/2027(c)	364,438
735,000	4.750%, 01/15/2028(c)	758,336
	Intelsat Jackson Holdings S.A.
825,000	8.500%, 10/15/2024(c)(k)	471,644
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(c)	869,690
	Match Group Holdings II LLC
800,000	5.000%, 12/15/2027(c)	836,000
1,570,000	5.625%, 02/15/2029(c)	1,690,717
	Mav Acquisition Corp.
195,000	5.750%, 08/01/2028(c)	191,865
	Netflix, Inc.
275,000	4.875%, 04/15/2028	317,281
555,000	5.875%, 11/15/2028	680,103
80,000	6.375%, 05/15/2029	101,600
35,000	5.375%, 11/15/2029(c)	42,438
500,000	4.875%, 06/15/2030(c)	589,375
	Oi S.A.
550,000	10.000%, 07/27/2025(e) PIK rate 12.000%	516,973
	Sixsigma Networks Mexico S.A. de C.V.
200,000	7.500%, 05/02/2025	194,829
	Switch Ltd.
5,010,000	4.125%, 06/15/2029(c)	5,147,775
	T-Mobile USA, Inc.
1,445,000	3.375%, 04/15/2029	1,509,302
715,000	3.500%, 04/15/2031	754,958
	Telesat Canada / Telesat LLC
135,000	5.625%, 12/06/2026(c)	129,773
	Uber Technologies, Inc.
220,000	7.500%, 05/15/2025(c)	234,795
285,000	6.250%, 01/15/2028(c)	306,019
5,940,000	4.500%, 08/15/2029(c)	5,982,382
	Verizon Communications, Inc.
225,000	2.850%, 09/03/2041	219,465

		43,307,328

Consumer, Cyclical: 3.7%
	Bath & Body Works, Inc.
1,278,000	6.625%, 10/01/2030(c)	1,452,127
	Boyd Gaming Corp.
4,823,000	4.750%, 12/01/2027	4,990,141
	Carlson Travel, Inc.
155,000	6.750%, 12/15/2025(c)	138,731
	Carnival Corp.
95,000	7.625%, 03/01/2026(c)	101,531
940,000	5.750%, 03/01/2027(c)	971,725
	Carvana Co.
605,000	5.625%, 10/01/2025(c)	625,891
4,605,000	5.875%, 10/01/2028(c)	4,765,761
	Churchill Downs, Inc.
3,369,000	4.750%, 01/15/2028(c)	3,529,027

Principal Amount^		Value
Consumer, Cyclical (continued)
	Crocs, Inc.
$1,640,000	4.250%, 03/15/2029(c)	$1,690,487
1,760,000	4.125%, 08/15/2031(c)	1,775,400
	Dealer Tire LLC / DT Issuer LLC
565,000	8.000%, 02/01/2028(c)	592,432
	Everi Holdings, Inc.
912,000	5.000%, 07/15/2029(c)	935,648
	General Motors Co.
645,000	5.400%, 04/01/2048	800,189
510,000	5.950%, 04/01/2049	673,139
	General Motors Financial Co., Inc.
310,000	5.750%, 09/30/2027(d)(h) 3 mo. USD LIBOR + 3.598%	339,438
255,000	6.500%, 09/30/2028(d)(h) 3 mo. USD LIBOR + 3.436%	288,788
100,000	5.700%, 09/30/2030(d)(h) 5 year CMT + 4.997%	115,375
	Genm Capital Labuan Ltd.
700,000	3.882%, 04/19/2031(c)	692,662
	Grupo Axo SAPI de C.V.
200,000	5.750%, 06/08/2026(c)	205,299
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
495,000	5.000%, 06/01/2029(c)	505,519
160,000	4.875%, 07/01/2031(c)	160,800
	Hyatt Hotels Corp.
195,000	5.375%, 04/23/2025	217,838
355,000	5.750%, 04/23/2030	426,202
	Installed Building Products, Inc.
895,000	5.750%, 02/01/2028(c)	940,730
	Lithia Motors, Inc.
220,000	3.875%, 06/01/2029(c)	228,941
	Marriott International, Inc.
275,000	4.625%, 06/15/2030	314,052
	Marriott Ownership Resorts, Inc.
230,000	4.500%, 06/15/2029(c)	233,163
	Murphy Oil USA, Inc.
594,000	3.750%, 02/15/2031(c)	598,455
	NCL Corp. Ltd.
610,000	5.875%, 03/15/2026(c)	626,070
	NCL Finance Ltd.
200,000	6.125%, 03/15/2028(c)	207,843
	Papa John’s International, Inc.
600,000	3.875%, 09/15/2029(c)	596,178
	Park River Holdings, Inc.
120,000	5.625%, 02/01/2029(c)	116,428
	Penn National Gaming, Inc.
180,000	4.125%, 07/01/2029(c)	178,137
	PetSmart, Inc. / PetSmart Finance Corp.
500,000	7.750%, 02/15/2029(c)	546,278
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
240,000	5.625%, 09/01/2029(c)	242,718
190,000	5.875%, 09/01/2031(c)	192,192
	Royal Caribbean Cruises Ltd.
340,000	11.500%, 06/01/2025(c)	388,365
145,000	4.250%, 07/01/2026(c)	142,216
985,000	5.500%, 04/01/2028(c)	1,008,915
	Scientific Games International, Inc.
4,743,000	7.000%, 05/15/2028(c)	5,122,440

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
$225,000	7.250%, 11/15/2029(c)	$253,100
	SeaWorld Parks & Entertainment, Inc.
500,000	5.250%, 08/15/2029(c)	511,475
	Superior Plus L.P. / Superior General Partner, Inc.
2,900,000	4.500%, 03/15/2029(c)	2,997,875
	SWF Escrow Issuer Corp.
450,000	6.500%, 10/01/2029(c)(l)	438,998
	Tempur Sealy International, Inc.
2,970,000	4.000%, 04/15/2029(c)	3,066,525
1,149,000	3.875%, 10/15/2031(c)	1,151,872
	TKC Holdings, Inc.
320,000	10.500%, 05/15/2029(c)	351,288
	Travel & Leisure Co.
420,000	6.625%, 07/31/2026(c)	478,808
35,000	6.000%, 04/01/2027	38,852
265,000	4.625%, 03/01/2030(c)	273,419
	United Airlines Pass Through Trust
1,572,105	Series 2019-2-B 3.500%, 11/01/2029	1,549,703
149,480	Series 2020-1-B 4.875%, 07/15/2027	158,504
	United Airlines, Inc.
120,000	4.375%, 04/15/2026(c)	123,300
120,000	4.625%, 04/15/2029(c)	124,164
	Vista Outdoor, Inc.
2,060,000	4.500%, 03/15/2029(c)	2,091,559
	Wheel Pros, Inc.
230,000	6.500%, 05/15/2029(c)	222,814
	Wolverine Escrow LLC
109,000	9.000%, 11/15/2026(c)	100,386
	Yum! Brands, Inc.
2,926,000	4.750%, 01/15/2030(c)	3,174,915
2,014,000	4.625%, 01/31/2032	2,152,462

		56,937,290

Consumer, Non-cyclical: 4.9%
	Acadia Healthcare Co., Inc.
2,450,000	5.500%, 07/01/2028(c)	2,578,539
1,650,000	5.000%, 04/15/2029(c)	1,720,199
	Adani Ports & Special Economic Zone Ltd.
480,000	4.200%, 08/04/2027(c)	503,508
	Air Methods Corp.
460,000	8.000%, 05/15/2025(c)	440,047
	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4,600,000	3.500%, 03/15/2029(c)	4,588,500
	AMN Healthcare, Inc.
3,484,000	4.625%, 10/01/2027(c)	3,619,005
	ASGN, Inc.
2,743,000	4.625%, 05/15/2028(c)	2,842,434
	Atento Luxco 1 S.A.
100,000	8.000%, 02/10/2026(c)	109,628
	Avantor Funding, Inc.
4,950,000	4.625%, 07/15/2028(c)	5,216,310

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
$2,972,000	4.750%, 04/01/2028(c)	$3,068,263
	BECLE S.A. DE CV
740,000	2.500%, 10/14/2031(c)	732,422
	Camposol S.A.
550,000	6.000%, 02/03/2027	568,837
	Carriage Services, Inc.
1,331,000	4.250%, 05/15/2029(c)	1,344,044
	Centene Corp.
250,000	3.000%, 10/15/2030	256,563
1,090,000	2.500%, 03/01/2031	1,076,375
405,000	2.625%, 08/01/2031	402,768
	Charles River Laboratories International, Inc.
4,733,000	4.250%, 05/01/2028(c)	4,920,190
800,000	4.000%, 03/15/2031(c)	839,184
	CHS / Community Health Systems, Inc.
305,000	6.875%, 04/15/2029(c)	305,763
	Corp. Azucarera del Peru S.A.
100,000	6.375%, 08/02/2022	98,909
	Coty, Inc.
70,000	6.500%, 04/15/2026(c)	71,813
	Encompass Health Corp.
500,000	4.750%, 02/01/2030	527,045
	Fomento Economico Mexicano SAB de C.V.
858,000	3.500%, 01/16/2050	895,537
	Frigorifico Concepcion S.A.
400,000	7.700%, 07/21/2028(c)	414,592
	Gartner, Inc.
3,350,000	3.625%, 06/15/2029(c)	3,396,163
2,366,000	3.750%, 10/01/2030(c)	2,438,045
	Grifols Escrow Issuer S.A.
315,000	4.750%, 10/15/2028(c)(l)	322,151
	HCA, Inc.
410,000	3.500%, 09/01/2030	434,760
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
240,000	3.750%, 12/01/2031(c)	250,027
	Korn Ferry
1,800,000	4.625%, 12/15/2027(c)	1,869,750
	Kraft Heinz Foods Co.
400,000	4.375%, 06/01/2046	455,893
730,000	4.875%, 10/01/2049	890,068
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
430,000	7.000%, 12/31/2027(c)	412,263
	MARB BondCo Plc
725,000	3.950%, 01/29/2031(c)	693,477
	ModivCare, Inc.
2,360,000	5.875%, 11/15/2025(c)	2,498,650
	Natura Cosmeticos S.A.
330,000	4.125%, 05/03/2028(c)	334,455
	Pilgrim’s Pride Corp.
500,000	4.250%, 04/15/2031(c)	537,875
560,000	3.500%, 03/01/2032(c)	570,618
	Post Holdings, Inc.
1,600,000	5.625%, 01/15/2028(c)	1,682,960
750,000	4.500%, 09/15/2031(c)	742,035

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Pyxus Holdings, Inc.
$245,100	10.000%, 08/24/2024	$213,733
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	635,462
	Sabre GLBL, Inc.
180,000	7.375%, 09/01/2025(c)	192,366
	Service Corp. International
2,627,000	4.000%, 05/15/2031	2,718,945
	Square, Inc.
320,000	3.500%, 06/01/2031(c)	329,600
	TBLA International Pte Ltd.
400,000	7.000%, 01/24/2023	391,762
	Teleflex, Inc.
3,100,000	4.625%, 11/15/2027	3,235,625
500,000	4.250%, 06/01/2028(c)	520,487
	Tenet Healthcare Corp.
2,951,000	6.125%, 10/01/2028(c)	3,102,047
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	1,824,177
	Teva Pharmaceutical Finance Netherlands III B.V.
395,000	7.125%, 01/31/2025	432,525
925,000	3.150%, 10/01/2026	888,000
4,795,000	4.100%, 10/01/2046	4,142,329
	Triton Water Holdings, Inc.
340,000	6.250%, 04/01/2029(c)	345,950
	WASH Multifamily Acquisition, Inc.
185,000	5.750%, 04/15/2026(c)	192,863

		73,835,536

Diversified: 0.0%
	ABM Investama Tbk PT
250,000	9.500%, 08/05/2026(c)	240,000

Energy: 4.4%
	AI Candelaria Spain SLU
250,000	5.750%, 06/15/2033(c)	248,874
250,000	5.750%, 06/15/2033	248,874
	Aker BP ASA
1,175,000	3.750%, 01/15/2030(c)	1,257,496
300,000	4.000%, 01/15/2031(c)	326,174
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.750%, 01/15/2028(c)	52,000
	Antero Resources Corp.
4,487,000	7.625%, 02/01/2029(c)	5,022,075
850,000	5.375%, 03/01/2030(c)	896,240
	Baytex Energy Corp.
3,830,000	8.750%, 04/01/2027(c)	3,960,641
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
3,070,000	11.000%, 04/15/2025(c)	3,327,112
	Continental Resources, Inc.
635,000	5.750%, 01/15/2031(c)	767,301
	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
1,081,000	6.000%, 02/01/2029(c)	1,132,589
	Delek Logistics Partners L.P. / Delek Logistics Finance Corp.
1,800,000	7.125%, 06/01/2028(c)	1,919,493
	Diamondback Energy, Inc.
2,300,000	3.500%, 12/01/2029	2,458,866

Principal Amount^		Value
Energy (continued)
	Energean Israel Finance Ltd.
$325,000	5.375%, 03/30/2028(c)	$333,255
425,000	5.875%, 03/30/2031(c)	437,559
	EQT Corp.
45,000	3.125%, 05/15/2026(c)	46,187
30,000	5.000%, 01/15/2029	33,816
95,000	3.625%, 05/15/2031(c)	99,109
	Frontera Energy Corp.
400,000	7.875%, 06/21/2028(c)	388,500
	FS Luxembourg S.A.R.L.
400,000	10.000%, 12/15/2025(c)	441,080
	Geopark Ltd.
350,000	6.500%, 09/21/2024	359,704
	Global Partners L.P. / GLP Finance Corp.
710,000	6.875%, 01/15/2029	737,931
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(c)	477,477
	Gray Oak Pipeline LLC
70,000	3.450%, 10/15/2027(c)	73,839
	Gulfport Energy Operating Corp.
145,000	6.625%, 05/01/2023(k)	0
287,000	6.000%, 10/15/2024(k)	0
137,000	6.375%, 05/15/2025(k)	0
144,000	6.375%, 01/15/2026(k)	0
	Hess Midstream Operations L.P.
140,000	4.250%, 02/15/2030(c)	142,002
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
200,000	6.375%, 06/01/2028	202,136
	Indika Energy Capital IV Pte Ltd.
250,000	8.250%, 10/22/2025	260,354
	Kosmos Energy Ltd.
400,000	7.125%, 04/04/2026	392,878
	Laredo Petroleum, Inc.
2,150,000	10.125%, 01/15/2028	2,327,590
2,130,000	7.750%, 07/31/2029(c)	2,137,987
	Leviathan Bond Ltd.
335,000	6.500%, 06/30/2027(c)	369,038
	Lundin Energy Finance B.V.
355,000	3.100%, 07/15/2031(c)	359,846
	Matador Resources Co.
4,513,000	5.875%, 09/15/2026	4,665,675
	MEG Energy Corp.
4,460,000	7.125%, 02/01/2027(c)	4,688,352
750,000	5.875%, 02/01/2029(c)	768,150
	Murphy Oil Corp.
810,000	6.375%, 07/15/2028	857,587
	NGD Holdings B.V.
250,000	6.750%, 12/31/2026	242,925
	NGL Energy Operating LLC / NGL Energy Finance Corp.
685,000	7.500%, 02/01/2026(c)	698,820
	Northern Oil and Gas, Inc.
2,187,000	8.125%, 03/01/2028(c)	2,339,871
	Ovintiv, Inc.
75,000	8.125%, 09/15/2030	103,647
20,000	7.200%, 11/01/2031	26,841
15,000	7.375%, 11/01/2031	20,355
70,000	6.500%, 08/15/2034	94,507
145,000	6.625%, 08/15/2037	198,936
30,000	6.500%, 02/01/2038	41,283

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	PBF Holding Co. LLC / PBF Finance Corp.
$420,000	9.250%, 05/15/2025(c)	$398,523
	Pertamina Persero PT
300,000	4.150%, 02/25/2060	297,536
	Peru LNG Srl
700,000	5.375%, 03/22/2030	565,695
	Petrobras Global Finance B.V.
350,000	5.500%, 06/10/2051	326,130
	Petroleos Mexicanos
3,235,000	5.950%, 01/28/2031	3,140,295
1,420,000	6.625%, 06/15/2035	1,346,820
400,000	6.375%, 01/23/2045	340,722
200,000	6.750%, 09/21/2047	174,740
	Precision Drilling Corp.
2,140,000	6.875%, 01/15/2029(c)	2,238,440
	Range Resources Corp.
5,046,000	8.250%, 01/15/2029(c)	5,683,310
	Saudi Arabian Oil Co.
935,000	3.250%, 11/24/2050(c)	893,640
	SierraCol Energy Andina LLC
400,000	6.000%, 06/15/2028(c)	391,626
	SM Energy Co.
2,260,000	6.500%, 07/15/2028	2,342,648
	Sunoco L.P. / Sunoco Finance Corp.
900,000	4.500%, 05/15/2029	913,967
	Transocean, Inc.
1,300,000	11.500%, 01/30/2027(c)	1,341,132
	Tullow Oil Plc
300,000	10.250%, 05/15/2026(c)	313,653
	UEP Penonome II S.A.
394,388	6.500%, 10/01/2038(c)	412,932
	YPF S.A.
450,000	6.950%, 07/21/2027(c)	332,647

		67,439,428

Financial: 5.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
300,000	6.500%, 07/15/2025	347,864
245,000	3.650%, 07/21/2027	260,291
665,000	3.875%, 01/23/2028	714,346
	Agile Group Holdings Ltd.
200,000	6.875%, 03/07/2023(d)(h) -1*5 year CMT + 9.216%	182,176
200,000	5.500%, 04/21/2025	188,725
200,000	7.750%, 05/25/2025(d)(h) -1*5 year CMT + 11.083%	180,728
200,000	6.050%, 10/13/2025	189,228
	Air Lease Corp.
1,185,000	3.125%, 12/01/2030	1,213,584
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,415,720
175,000	5.250%, 06/15/2026(c)(d)(h) 5 year CMT + 4.410%	179,121
	Ally Financial, Inc.
995,000	4.700%, 05/15/2028(d)(h) 7 year CMT + 3.481%	1,042,262
1,500,000	8.000%, 11/01/2031	2,163,089
	Alpha Holding S.A. de C.V.
600,000	9.000%, 02/10/2025(c)	89,100

Principal Amount^		Value
Financial (continued)
	Antares Holdings L.P.
$255,000	3.950%, 07/15/2026(c)	$269,112
450,000	2.750%, 01/15/2027(c)	450,528
	Ares Capital Corp.
1,140,000	2.875%, 06/15/2028	1,154,685
	Assurant, Inc.
1,960,000	3.700%, 02/22/2030	2,128,708
	Athene Holding Ltd.
355,000	3.500%, 01/15/2031	380,047
	Aviation Capital Group LLC
140,000	1.950%, 01/30/2026(c)	139,504
	Banco Davivienda S.A.
200,000	6.650%, 04/22/2031(c)(d)(h) 10 year CMT + 5.097%	213,759
	Banco do Brasil S.A.
350,000	6.250%, 04/15/2024(d)(h) 10 year CMT + 4.398%	350,138
	Banco General S.A.
200,000	5.250%, 05/07/2031(c)(d)(h) 10 year CMT + 3.665%	202,502
	Banco GNB Sudameris S.A.
200,000	6.500%, 04/03/2027(h) 5 year CMT + 4.561%	199,991
350,000	7.500%, 04/16/2031(c)(h) 5 year CMT + 6.660%	357,420
	Banco Hipotecario S.A.
12,020,000 (ARS)	38.125%, 11/07/2022(c)(f) BADLARPP + 4.000%	66,409
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(c)	36,357
250,000	6.750%, 11/04/2026(h) 5 year USD Swap + 5.463%	217,913
	Banco Santander Mexico S.A.
500,000	8.500%, 01/20/2022(d)(h) 5 year CMT + 6.472%	513,125
	Banco Santander S.A.
200,000	2.749%, 12/03/2030	198,948
	Barclays Plc
660,000	4.375%, 03/15/2028(d)(h) 5 year CMT + 3.410%	661,188
400,000	5.088%, 06/20/2030(h) 3 mo. USD LIBOR + 3.054%	461,459
740,000	3.564%, 09/23/2035(h) 5 year CMT + 2.900%	767,535
	Blackstone Secured Lending Fund
1,295,000	2.125%, 02/15/2027(c)	1,280,541
	Central China Real Estate Ltd.
200,000	7.250%, 07/16/2024	123,155
	China Evergrande Group
200,000	9.500%, 04/11/2022	50,610
200,000	8.750%, 06/28/2025	48,000
	Credito Real SAB de C.V.
550,000	9.125%, 11/29/2022(d)(h) 5 year CMT + 7.026%	395,599
	Credivalores-Crediservicios SAS
100,000	9.750%, 07/27/2022	94,738
300,000	8.875%, 02/07/2025(c)	245,726
	Deutsche Bank AG
800,000	3.729%, 01/14/2032(h) SOFR + 2.757%	825,737
300,000	3.035%, 05/28/2032(h) SOFR + 1.718%	305,381

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Docuformas SAPI de C.V.
$550,000	10.250%, 07/24/2024(c)	$527,519
	Easy Tactic Ltd.
200,000	5.875%, 02/13/2023	144,248
200,000	11.750%, 08/02/2023	141,541
	Enova International, Inc.
1,020,000	8.500%, 09/01/2024(c)	1,041,955
	Fantasia Holdings Group Co. Ltd.
200,000	11.875%, 06/01/2023	62,501
	FS KKR Capital Corp.
1,185,000	3.400%, 01/15/2026	1,237,680
	Gilex Holding S.A.R.L.
510,000	8.500%, 05/02/2023	520,292
	Global Atlantic Fin Co.
570,000	4.400%, 10/15/2029(c)	626,136
	goeasy Ltd.
4,148,000	4.375%, 05/01/2026(c)	4,267,255
	Greenland Global Investment Ltd.
400,000	5.875%, 07/03/2024	259,170
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4,264,000	4.750%, 09/15/2024	4,439,890
925,000	6.250%, 05/15/2026	967,781
537,000	5.250%, 05/15/2027	558,926
610,000	4.375%, 02/01/2029	610,000
	Intesa Sanpaolo SpA
600,000	5.017%, 06/26/2024(c)	647,967
	Iron Mountain, Inc.
900,000	4.500%, 02/15/2031(c)	913,995
	iStar, Inc.
3,822,000	4.750%, 10/01/2024	4,046,542
1,050,000	4.250%, 08/01/2025	1,091,979
504,000	5.500%, 02/15/2026	527,310
	Itau Unibanco Holding S.A.
300,000	4.625%, 02/27/2025(d)(h) 5 year CMT + 3.222%	287,184
	Jababeka International B.V.
200,000	6.500%, 10/05/2023	193,707
	Kaisa Group Holdings Ltd.
200,000	9.375%, 06/30/2024	152,537
400,000	11.650%, 06/01/2026	305,478
	Kennedy-Wilson, Inc.
380,000	4.750%, 02/01/2030	387,125
	KWG Group Holdings Ltd.
210,000	6.300%, 02/13/2026	189,768
	Logan Group Co. Ltd.
200,000	7.000%, 05/31/2022(d)(h) 5 year CMT + 6.000%	197,060
	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
3,597,000	5.625%, 05/01/2024	3,916,234
550,000	4.625%, 06/15/2025(c)	593,312
1,414,000	5.750%, 02/01/2027	1,627,867
	National Health Investors, Inc.
100,000	3.000%, 02/01/2031	97,234
	Navient Corp.
2,192,000	4.875%, 03/15/2028	2,225,053
	Oaktree Specialty Lending Corp.
160,000	2.700%, 01/15/2027	160,542
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(c)	403,682

Principal Amount^		Value
Financial (continued)
	Owl Rock Capital Corp.
$945,000	3.400%, 07/15/2026	$984,683
580,000	2.875%, 06/11/2028	578,847
	Owl Rock Technology Finance Corp.
105,000	2.500%, 01/15/2027	105,427
	Quicken Loans LLC
2,015,000	5.250%, 01/15/2028(c)	2,173,681
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
1,100,000	3.625%, 03/01/2029(c)	1,122,297
1,165,000	3.875%, 03/01/2031(c)	1,176,650
	RKP Overseas Finance 2016 A Ltd.
200,000	7.950%, 02/17/2022(d)	187,634
	RKPF Overseas 2019 E Ltd.
300,000	7.750%, 11/18/2024(d)(h) 5 year CMT + 6.003%	277,319
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
1,760,000	2.875%, 10/15/2026(c)(l)	1,749,000
1,175,000	4.000%, 10/15/2033(c)(l)	1,167,656
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023	144,266
350,000	6.750%, 08/05/2024	238,833
	SBA Communications Corp.
2,056,000	3.125%, 02/01/2029(c)	1,989,180
	Societe Generale S.A.
1,605,000	3.653%, 07/08/2035(c)(h) 5 year CMT + 3.000%	1,663,507
	Standard Chartered Plc
830,000	3.265%, 02/18/2036(c)(h) 5 year CMT + 2.300%	823,354
	Starwood Property Trust, Inc.
3,700,000	4.750%, 03/15/2025	3,898,875
1,457,000	3.625%, 07/15/2026(c)	1,464,285
	Sunac China Holdings Ltd.
810,000	6.500%, 01/26/2026	654,104
	Theta Capital Pte Ltd.
200,000	8.125%, 01/22/2025	208,472
300,000	6.750%, 10/31/2026	296,994
	Times China Holdings Ltd.
200,000	6.200%, 03/22/2026	181,655
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(d)(h) 5 year CMT + 6.308%	459,792
	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC
530,000	6.500%, 02/15/2029(c)	545,900
	VICI Properties L.P. / VICI Note Co., Inc.
2,890,000	4.250%, 12/01/2026(c)	3,021,726
	Yuzhou Group Holdings Co. Ltd.
300,000	8.300%, 05/27/2025	221,398
200,000	7.375%, 01/13/2026	132,799
800,000	6.350%, 01/13/2027	519,904
	Zhenro Properties Group Ltd.
400,000	6.630%, 01/07/2026	339,735

		80,002,492

Government: 0.0%
	International Finance Corp.
25,580,000 (INR)	5.850%, 11/25/2022	348,087

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial: 2.6%
	Advanced Drainage Systems, Inc.
$1,585,000	5.000%, 09/30/2027(c)	$1,657,641
	ATS Automation Tooling Systems, Inc.
1,800,000	4.125%, 12/15/2028(c)	1,848,222
	Ball Corp.
2,963,000	4.875%, 03/15/2026	3,277,819
	Boeing Co. (The)
1,375,000	2.196%, 02/04/2026	1,387,254
460,000	2.250%, 06/15/2026	467,846
195,000	2.950%, 02/01/2030	198,739
500,000	5.150%, 05/01/2030	585,901
235,000	3.375%, 06/15/2046	226,404
25,000	3.625%, 03/01/2048	24,646
295,000	3.900%, 05/01/2049	303,564
435,000	3.750%, 02/01/2050	441,529
2,055,000	5.805%, 05/01/2050	2,734,313
80,000	3.825%, 03/01/2059	78,520
110,000	3.950%, 08/01/2059	112,843
65,000	5.930%, 05/01/2060	88,711
	Bombardier, Inc.
900,000	7.125%, 06/15/2026(c)	948,375
4,386,000	7.875%, 04/15/2027(c)	4,544,992
200,000	6.000%, 02/15/2028(c)	202,519
	Cemex SAB de C.V.
355,000	5.125%, 06/08/2026(c)(d)(h) 5 year CMT + 4.534%	362,015
400,000	5.450%, 11/19/2029(c)	434,000
820,000	5.200%, 09/17/2030(c)	881,746
1,110,000	3.875%, 07/11/2031(c)	1,112,053
	Danaos Corp.
1,300,000	8.500%, 03/01/2028(c)	1,438,593
	Embraer Netherlands Finance B.V.
230,000	5.050%, 06/15/2025	242,362
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	753,894
580,000	4.750%, 02/02/2026(c)	580,087
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020(k)	930
	Howmet Aerospace, Inc.
128,000	6.875%, 05/01/2025	149,923
	HTA Group Ltd.
1,100,000	7.000%, 12/18/2025(c)	1,160,291
	Indian Railway Finance Corp. Ltd.
550,000	2.800%, 02/10/2031(c)	531,542
	Interpipe Holdings Plc
200,000	8.375%, 05/13/2026(c)	197,239
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(c)	524,610
	Louisiana-Pacific Corp.
1,500,000	3.625%, 03/15/2029(c)	1,512,112
	Sealed Air Corp.
800,000	4.000%, 12/01/2027(c)	853,460
	Sensata Technologies, Inc.
418,000	4.375%, 02/15/2030(c)	450,514
	Silgan Holdings, Inc.
1,648,000	4.125%, 02/01/2028	1,695,380
	Spirit AeroSystems, Inc.
80,000	4.600%, 06/15/2028	79,800

Principal Amount^		Value
Industrial (continued)
	Stericycle, Inc.
$600,000	3.875%, 01/15/2029(c)	$604,416
	Stoneway Capital Corp.
177,117	10.000%, 03/01/2027(k)	46,938
	Tervita Corp.
344,000	11.000%, 12/01/2025(c)	391,040
	TopBuild Corp.
225,000	4.125%, 02/15/2032(c)(l)	227,813
	Triumph Group, Inc.
595,000	6.250%, 09/15/2024(c)	595,586
150,000	7.750%, 08/15/2025	148,322
	WESCO Distribution, Inc.
5,075,000	7.250%, 06/15/2028(c)	5,626,906

		39,731,410

Technology: 2.0%
	Austin BidCo, Inc.
435,000	7.125%, 12/15/2028(c)	438,861
	Black Knight InfoServ LLC
1,002,000	3.625%, 09/01/2028(c)	1,008,263
	Broadcom, Inc.
1,335,000	4.300%, 11/15/2032	1,495,299
	Castle US Holding Corp.
850,000	9.500%, 02/15/2028(c)	892,951
	CDW LLC / CDW Finance Corp.
4,370,000	3.250%, 02/15/2029	4,484,712
	Entegris, Inc.
2,986,000	4.375%, 04/15/2028(c)	3,132,105
900,000	3.625%, 05/01/2029(c)	919,249
	Fair Isaac Corp.
754,000	5.250%, 05/15/2026(c)	857,298
160,000	4.000%, 06/15/2028(c)	164,605
	Flexential Intermediate Corp.
585,000	11.250%, 08/01/2024(c)	634,216
	J2 Global, Inc.
2,000,000	4.625%, 10/15/2030(c)	2,127,500
	KBR, Inc.
1,000,000	4.750%, 09/30/2028(c)	1,016,680
	Microchip Technology, Inc.
270,000	0.983%, 09/01/2024(c)	269,711
	MSCI, Inc.
3,596,000	4.000%, 11/15/2029(c)	3,811,580
940,000	3.625%, 09/01/2030(c)	972,900
794,000	3.625%, 11/01/2031(c)	827,249
285,000	3.250%, 08/15/2033(c)	288,622
	PTC, Inc.
4,125,000	4.000%, 02/15/2028(c)	4,238,437
	Seagate HDD Cayman
575,000	3.125%, 07/15/2029(c)	556,801
488,000	3.375%, 07/15/2031(c)	475,190
	Synaptics, Inc.
1,800,000	4.000%, 06/15/2029(c)	1,843,776

		30,456,005

Utilities: 0.7%
	AES Andres B.V.
200,000	5.700%, 05/04/2028(c)	206,800
	AES Argentina Generacion S.A.
150,000	7.750%, 02/02/2024	133,687

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Utilities (continued)
	AES Gener S.A.
$300,000	7.125%, 03/26/2079(h) 5 year USD Swap + 4.644%	$318,924
	Edison International
1,115,000	5.375%, 03/15/2026(d)(h) 5 year CMT + 4.698%	1,154,359
	Emera US Finance L.P.
3,400,000	2.639%, 06/15/2031(c)	3,407,200
	Empresas Publicas de Medellin ESP
400,000	4.375%, 02/15/2031	396,140
	Guacolda Energia S.A.
300,000	4.560%, 04/30/2025	199,503
	Inkia Energy Ltd.
400,000	5.875%, 11/09/2027	416,860
	Instituto Costarricense De Electricidad
200,000	6.750%, 10/07/2031(c)	198,214
	Minejesa Capital B.V.
400,000	5.625%, 08/10/2037	423,100
	NextEra Energy Operating Partners L.P.
1,900,000	4.250%, 07/15/2024(c)	2,016,755
	Pacific Gas and Electric Co.
300,000	4.300%, 03/15/2045	295,970
35,000	4.950%, 07/01/2050	37,149
685,000	3.500%, 08/01/2050	621,290
	Pampa Energia S.A.
150,000	9.125%, 04/15/2029(c)	139,144

		9,965,095

TOTAL CORPORATE BONDS (Cost $412,245,103)		421,493,160

GOVERNMENT SECURITIES & AGENCY ISSUE: 2.3%
	Brazil Notas do Tesouro Nacional
7,438,000 (BRL)	Series F 10.000%, 01/01/2025	1,359,579
	Brazilian Government International Bond
500,000	4.750%, 01/14/2050	443,025
	Colombia Government International Bond
500,000	5.000%, 06/15/2045	488,115
	El Salvador Government International Bond
200,000	7.125%, 01/20/2050	138,502
	Export-Import Bank of Korea
22,200,000 (INR)	6.750%, 08/09/2022	304,705
114,100,000 (INR)	4.890%, 08/09/2023(c)	1,532,401
	Financiera de Desarrollo Territorial S.A.
3,329,000,000 (COP)	7.875%, 08/12/2024(c)	910,549
	Mexican Bonos
28,809,000 (MXN)	Series M 6.750%, 03/09/2023	1,417,964
	Mexico Government International Bond
1,125,000	4.280%, 08/14/2041	1,147,500
300,000	4.500%, 01/31/2050	307,785
1,485,000	3.771%, 05/24/2061	1,319,274

Principal Amount^		Value
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	37.989%, 05/31/2022 BADLARPP + 3.830%	$357,825
15,545,000 (ARS)	37.897%, 04/12/2025(c) BADLARPP + 3.750%	67,222
	Ukraine Government International Bond
400,000	7.253%, 03/15/2033	406,309
	United States Treasury Bond
27,950,000	1.625%, 11/15/2050	25,044,728

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $42,938,274)		35,245,483

LIMITED PARTNERSHIPS: 0.1%
35,594	GACP II L.P.(b)	1,175,434
1,300,000	U.S. Farming Realty Trust II L.P.(b)	910,035

TOTAL LIMITED PARTNERSHIPS (Cost $1,876,425)		2,085,469

MORTGAGE-BACKED SECURITIES: 14.6%
	Adjustable Rate Mortgage Trust
265,383	Series 2006-1-2A1 3.494%, 03/25/2036(h)	185,669
	Alternative Loan Trust
94,144	Series 2003-22CB-1A1 5.750%, 12/25/2033	98,308
356,172	Series 2004-13CB-A4 0.000%, 07/25/2034(m)	298,475
54,351	Series 2004-16CB-1A1 5.500%, 07/25/2034	56,085
59,117	Series 2004-16CB-3A1 5.500%, 08/25/2034	60,935
145,002	Series 2004-J10-2CB1 6.000%, 09/25/2034	151,780
43,778	Series 2005-J1-2A1 5.500%, 02/25/2025	44,382
2,161,424	Series 2006-13T1-A13 6.000%, 05/25/2036	1,427,922
351,196	Series 2006-31CB-A7 6.000%, 11/25/2036	278,032
3,685,997	Series 2006-36T2-2A1 6.250%, 12/25/2036	2,305,375
435,259	Series 2006-J1-2A1 7.000%, 02/25/2036	98,521
197,688	Series 2007-16CB-2A1 0.536%, 08/25/2037(f) 1 mo. USD LIBOR + 0.450%	71,086
57,245	Series 2007-16CB-2A2 53.867%, 08/25/2037(f) -8.333*1 mo. USD LIBOR + 54.583%	132,894
3,068,205	Series 2007-16CB-4A1 0.486%, 08/25/2037(f) 1 mo. USD LIBOR + 0.400%	2,318,946
490,945	Series 2007-16CB-4A2 39.084%, 08/25/2037(f) -6*1 mo. USD LIBOR + 39.600%	1,013,633
351,836	Series 2007-19-1A34 6.000%, 08/25/2037	251,373
986,838	Series 2007-20-A12 6.250%, 08/25/2047	754,928

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Alternative Loan Trust (Continued)
$383,637	Series 2007-22-2A16 6.500%, 09/25/2037	$220,852
2,205,502	Series 2007-HY2-1A 2.807%, 03/25/2047(h)	2,221,580
	Alternative Loan Trust Resecuritization
459,524	Series 2008-2R-2A1 7.585%, 08/25/2037(h)	297,063
3,267,910	Series 2008-2R-4A1 6.250%, 08/25/2037(h)	2,401,185
	American Home Mortgage Investment Trust
239,320	Series 2006-1-11A1 0.366%, 03/25/2046(f) 1 mo. USD LIBOR + 0.280%	232,669
	AREIT Trust
1,000,000	Series 2019-CRE3-D 2.815%, 09/14/2036(c)(f) SOFR 30-day + 2.650%	983,582
	Banc of America Alternative Loan Trust
45,744	Series 2003-8-1CB1 5.500%, 10/25/2033	47,686
553,269	Series 2006-7-A4 6.498%, 10/25/2036(g)	236,474
	Banc of America Funding Trust
45,163	Series 2005-7-3A1 5.750%, 11/25/2035	49,206
271,079	Series 2006-B-7A1 2.559%, 03/20/2036(h)	253,395
2,389,975	Series 2007-1-TA4 6.590%, 01/25/2037(g)	2,432,026
38,549	Series 2007-4-5A1 5.500%, 11/25/2034	38,454
2,010,617	Series 2010-R5-1A3 6.000%, 10/26/2037(c)(h)	1,986,733
	Banc of America Mortgage Trust
12,769	Series 2005-A-2A1 2.497%, 02/25/2035(h)	13,307
	Bancorp Commercial Mortgage Trust
665,000	Series 2019-CRE5-D 2.434%, 03/15/2036(c)(f) 1 mo. USD LIBOR + 2.350%	664,236
	BBCMS Mortgage Trust
710,000	Series 2020-BID-B 2.624%, 10/15/2037(c)(f) 1 mo. USD LIBOR + 2.540%	716,506
	BBCMS Trust
750,000	Series 2018-CBM-E 3.634%, 07/15/2037(c)(f) 1 mo. USD LIBOR + 3.550%	745,860
	BCAP LLC Trust
146,732	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(h)	109,991
2,154,843	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	1,720,988
	Bear Stearns Adjustable Rate Mortgage Trust
3,224,347	Series 2005-12-25A1 1.847%, 02/25/2036(h)	2,736,594

Principal Amount^		Value
	Bear Stearns Asset-Backed Securities I Trust
$456,570	Series 2006-AC1-1A1 6.250%, 02/25/2036(g)	$305,409
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	554,429
	BF Mortgage Trust
666,000	Series 2019-NYT-F 3.084%, 12/15/2035(c)(f) 1 mo. USD LIBOR + 3.000%	657,073
	BHP Trust
497,000	Series 2019-BXHP-E 2.652%, 08/15/2036(c)(f) 1 mo. USD LIBOR + 2.568%	496,013
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 3.684%, 04/15/2034(c)(f) 1 mo. USD LIBOR + 3.600%	1,260,408
	BX Trust
850,000	Series 2017-SLCT-F 4.334%, 07/15/2034(c)(f) 1 mo. USD LIBOR + 4.250%	856,325
	Carbon Capital VI Commercial Mortgage Trust
649,000	Series 2019-FL2-B 2.934%, 10/15/2035(c)(f) 1 mo. USD LIBOR + 2.850%	625,830
	CF Trust
1,420,000	Series 2019-MF1-F 3.950%, 08/21/2032(c)(f) 1 mo. USD LIBOR + 2.950%	1,413,332
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.099%, 12/10/2054(c)(h)(n)	735,216
7,346,000	Series 2016-C7-XF 1.099%, 12/10/2054(c)(h)(n)	320,078
	CG-CCRE Commercial Mortgage Trust
103,757	Series 2014-FL2-COL1 3.584%, 11/15/2031(c)(f) 1 mo. USD LIBOR + 3.500%	95,221
202,574	Series 2014-FL2-COL2 4.584%, 11/15/2031(c)(f) 1 mo. USD LIBOR + 4.500%	142,211
	Chase Mortgage Finance Trust
2,711,786	Series 2007-S2-1A9 6.000%, 03/25/2037	1,910,587
1,414,496	Series 2007-S3-1A15 6.000%, 05/25/2037	950,738
	CIM Trust
585,291	Series 2021-NR2-A1 2.568%, 07/25/2059(c)(g)	588,041
	Citicorp Mortgage Securities Trust
2,006,242	Series 2006-7-1A1 6.000%, 12/25/2036	1,993,553
	Citigroup Commercial Mortgage Trust
870,000	Series 2014-GC21-D 5.109%, 05/10/2047(c)(h)	816,207
668,000	Series 2015-GC27-D 4.566%, 02/10/2048(c)(h)	660,338

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Citigroup Commercial Mortgage Trust (Continued)
$1,497,000	Series 2018-TBR-F 3.734%, 12/15/2036(c)(f) 1 mo. USD LIBOR + 3.650%	$1,479,220
	Citigroup Mortgage Loan Trust, Inc.
196,749	Series 2005-5-2A2 5.750%, 08/25/2035	158,951
2,073,962	Series 2005-5-3A2A 2.529%, 10/25/2035(h)	1,456,979
2,101,935	Series 2011-12-1A2 3.009%, 04/25/2036(c)(h)	1,550,008
	CitiMortgage Alternative Loan Trust
184,261	Series 2006-A5-1A13 0.536%, 10/25/2036(f) 1 mo. USD LIBOR + 0.450%	150,727
182,998	Series 2006-A5-1A2 6.464%, 10/25/2036(f)(n) -1*1 mo. USD LIBOR + 6.550%	28,842
1,664,582	Series 2007-A6-1A5 6.000%, 06/25/2037	1,675,005
	COMM Mortgage Trust
460,000	Series 2012-CR3-B 3.922%, 10/15/2045(c)	456,307
40,000	Series 2012-LC4-C 5.700%, 12/10/2044(h)	37,552
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	353,759
3,353,939	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	304,118
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(h)	1
1,989,000	Series 2018-HCLV-D 2.261%, 09/15/2033(c)(f) 1 mo. USD LIBOR + 2.177%	1,959,172
	Connecticut Avenue Securities Trust
216,693	Series 2020-R01-1M2 2.136%, 01/25/2040(c)(f) 1 mo. USD LIBOR + 2.050%	218,063
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 2.836%, 05/25/2023(c)(f) 1 mo. USD LIBOR + 2.750%	1,984,858
	Countrywide Home Loan Mortgage Pass-Through Trust
5,834	Series 2004-HYB4-2A1 2.550%, 09/20/2034(h)	5,899
503,776	Series 2005-23-A1 5.500%, 11/25/2035	383,016
2,143,151	Series 2006-9-A1 6.000%, 05/25/2036	1,479,048
141,877	Series 2007-10-A5 6.000%, 07/25/2037	100,146
533,666	Series 2007-13-A5 6.000%, 08/25/2037	383,381
	Credit Suisse Commercial Mortgage Securities Corp.
140,000	Series 2019-SKLZ-D 3.684%, 01/15/2034(c)(f) 1 mo. USD LIBOR + 3.600%	138,742
	Credit Suisse First Boston Mortgage Securities Corp.
1,131,360	Series 2005-11-7A1 6.000%, 12/25/2035	827,444

Principal Amount^		Value
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
$36,558	Series 2003-27-4A4 5.750%, 11/25/2033	$39,220
2,361,724	Series 2005-10-10A3 6.000%, 11/25/2035	934,484
	Credit Suisse Mortgage-Backed Trust
721,658	Series 2006-6-1A10 6.000%, 07/25/2036	538,199
650,041	Series 2007-1-4A1 6.500%, 02/25/2022	119,848
41,112	Series 2007-2-2A5 5.000%, 03/25/2037	38,808
1,146,023	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	1,193,225
630,000	Series 2014-USA-A2 3.953%, 09/15/2037(c)	676,492
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	606,646
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,336,744
587,893	Series 2019-RP10-A1 2.986%, 12/26/2059(c)(h)	591,525
381,645	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(h)	386,453
1,100,000	Series 2021-NQM1-B2 3.831%, 05/25/2065(c)(h)	1,097,037
490,000	Series 2021-RPL1-A2 3.937%, 09/27/2060(c)	491,389
	DBUBS Mortgage Trust
310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(h)	320,757
	Deephaven Residential Mortgage Trust
4,711,000	Series 2020-2-B3 5.889%, 05/25/2065(c)(h)	4,748,577
	Deutsche Mortgage and Asset Receiving Corp.
2,225,483	Series 2014-RS1-1A2 6.496%, 07/27/2037(c)(h)	2,095,775
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
81,245	Series 2006-PR1-3A1 12.007%, 04/15/2036(c)(f) -1.4*1 mo. USD LIBOR + 12.124%	76,187
	DOLP Trust
500,000	Series 2021-NYC-F 3.704%, 05/10/2041(c)(h)	475,490
500,000	Series 2021-NYC-G 3.704%, 05/10/2041(c)(h)	452,367
	DSLA Mortgage Loan Trust
108,288	Series 2005-AR5-2A1A 0.747%, 09/19/2045(f) 1 mo. USD LIBOR + 0.660%	82,634
	Extended Stay America Trust
845,601	Series 2021-ESH-F 3.784%, 07/15/2038(c)(f) 1 mo. USD LIBOR + 3.700%	858,237

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS
$453,620	Series 3118-SD 6.616%, 02/15/2036(f)(n) -1*1 mo. USD LIBOR + 6.700%	$75,777
165,282	Series 3301-MS 6.016%, 04/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.100%	27,891
216,463	Series 3303-SE 5.996%, 04/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.080%	35,363
140,701	Series 3303-SG 6.016%, 04/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.100%	27,480
38,007	Series 3382-SB 5.916%, 11/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.000%	5,223
196,074	Series 3382-SW 6.216%, 11/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.300%	34,666
46,063	Series 3384-S 6.306%, 11/15/2037(f)(n) -1*1 mo. USD LIBOR + 6.390%	5,864
122,662	Series 3384-SG 6.226%, 08/15/2036(f)(n) -1*1 mo. USD LIBOR + 6.310%	26,499
1,536,223	Series 3404-SA 5.916%, 01/15/2038(f)(n) -1*1 mo. USD LIBOR + 6.000%	287,839
49,917	Series 3417-SX 6.096%, 02/15/2038(f)(n) -1*1 mo. USD LIBOR + 6.180%	6,147
42,166	Series 3423-GS 5.566%, 03/15/2038(f)(n) -1*1 mo. USD LIBOR + 5.650%	5,360
349,007	Series 3423-TG 0.350%, 03/15/2038(f)(n) -1*1 mo. USD LIBOR + 6.000%	3,029
1,939,778	Series 3435-S 5.896%, 04/15/2038(f)(n) -1*1 mo. USD LIBOR + 5.980%	364,002
43,893	Series 3445-ES 5.916%, 05/15/2038(f)(n) -1*1 mo. USD LIBOR + 6.000%	2,102
292,227	Series 3523-SM 5.916%, 04/15/2039(f)(n) -1*1 mo. USD LIBOR + 6.000%	47,569

Principal Amount^		Value
$149,640	Series 3560-KS 6.316%, 11/15/2036(f)(n) -1*1 mo. USD LIBOR + 6.400%	$21,222
68,597	Series 3598-SA 6.266%, 11/15/2039(f)(n) -1*1 mo. USD LIBOR + 6.350%	12,214
93,122	Series 3641-TB 4.500%, 03/15/2040	104,991
278,921	Series 3728-SV 4.366%, 09/15/2040(f)(n) -1*1 mo. USD LIBOR + 4.450%	34,745
156,624	Series 3758-S 5.946%, 11/15/2040(f)(n) -1*1 mo. USD LIBOR + 6.030%	27,105
419,920	Series 3770-SP 6.416%, 11/15/2040(f)(n) -1*1 mo. USD LIBOR + 6.500%	36,485
209,924	Series 3815-ST 5.766%, 02/15/2041(f)(n) -1*1 mo. USD LIBOR + 5.850%	39,142
455,755	Series 3859-SI 6.516%, 05/15/2041(f)(n) -1*1 mo. USD LIBOR + 6.600%	92,950
127,667	Series 3872-SL 5.866%, 06/15/2041(f)(n) -1*1 mo. USD LIBOR + 5.950%	20,645
105,806	Series 3900-SB 5.886%, 07/15/2041(f)(n) -1*1 mo. USD LIBOR + 5.970%	16,269
21,566	Series 3946-SM 14.449%, 10/15/2041(f) -3*1 mo. USD LIBOR + 14.700%	31,807
332,540	Series 3972-AZ 3.500%, 12/15/2041	346,617
1,924,819	Series 3984-DS 5.866%, 01/15/2042(f)(n) -1*1 mo. USD LIBOR + 5.950%	295,736
4,682,476	Series 4080-DS 6.616%, 03/15/2041(f)(n) -1*1 mo. USD LIBOR + 6.700%	589,061
1,677,226	Series 4239-OU 0.000%, 07/15/2043(m)	1,399,127
2,018,503	Series 4291-MS 5.816%, 01/15/2054(f)(n) -1*1 mo. USD LIBOR + 5.900%	377,834
1,001,644	Series 4314-MS 6.016%, 07/15/2043(f)(n) -1*1 mo. USD LIBOR + 6.100%	64,984
7,806,946	Series 5070-MI 3.500%, 02/25/2051(n)	1,148,118

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
$33,741	Series 2018-DNA1-M2 1.886%, 07/25/2030(f) 1 mo. USD LIBOR + 1.800%	$34,042
	Federal National Mortgage Association Connecticut Avenue Securities
304,220	Series 2017-C05-1M2 2.286%, 01/25/2030(f) 1 mo. USD LIBOR + 2.200%	311,196
	Federal National Mortgage Association REMICS
214,381	Series 2003-84-PZ 5.000%, 09/25/2033	241,022
351,445	Series 2005-42-SA 6.714%, 05/25/2035(f)(n) -1*1 mo. USD LIBOR + 6.800%	32,593
1,560,751	Series 2006-92-LI 6.494%, 10/25/2036(f)(n) -1*1 mo. USD LIBOR + 6.580%	295,725
17,367	Series 2007-39-AI 6.034%, 05/25/2037(f)(n) -1*1 mo. USD LIBOR + 6.120%	3,212
120,975	Series 2007-57-SX 6.534%, 10/25/2036(f)(n) -1*1 mo. USD LIBOR + 6.620%	21,347
24,553	Series 2007-68-SA 6.564%, 07/25/2037(f)(n) -1*1 mo. USD LIBOR + 6.650%	3,977
27,328	Series 2008-1-CI 6.214%, 02/25/2038(f)(n) -1*1 mo. USD LIBOR + 6.300%	4,648
1,281,102	Series 2008-33-SA 5.914%, 04/25/2038(f)(n) -1*1 mo. USD LIBOR + 6.000%	235,057
26,695	Series 2008-56-SB 5.974%, 07/25/2038(f)(n) -1*1 mo. USD LIBOR + 6.060%	3,549
2,492,344	Series 2009-110-SD 6.164%, 01/25/2040(f)(n) -1*1 mo. USD LIBOR + 6.250%	437,111
25,423	Series 2009-111-SE 6.164%, 01/25/2040(f)(n) -1*1 mo. USD LIBOR + 6.250%	4,579
164,762	Series 2009-86-CI 5.714%, 09/25/2036(f)(n) -1*1 mo. USD LIBOR + 5.800%	13,966
74,929	Series 2009-87-SA 5.914%, 11/25/2049(f)(n) -1*1 mo. USD LIBOR + 6.000%	14,203

Principal Amount^		Value
$42,316	Series 2009-90-IB 5.634%, 04/25/2037(f)(n) -1*1 mo. USD LIBOR + 5.720%	$5,651
32,938	Series 2010-11-SC 4.714%, 02/25/2040(f)(n) -1*1 mo. USD LIBOR + 4.800%	3,694
29,094	Series 2010-115-SD 6.514%, 11/25/2039(f)(n) -1*1 mo. USD LIBOR + 6.600%	5,307
2,426,478	Series 2010-123-SK 5.964%, 11/25/2040(f)(n) -1*1 mo. USD LIBOR + 6.050%	466,312
390,884	Series 2010-134-SE 6.564%, 12/25/2025(f)(n) -1*1 mo. USD LIBOR + 6.650%	28,342
154,220	Series 2010-15-SL 4.864%, 03/25/2040(f)(n) -1*1 mo. USD LIBOR + 4.950%	21,407
46,760	Series 2010-9-GS 4.664%, 02/25/2040(f)(n) -1*1 mo. USD LIBOR + 4.750%	4,395
6,420	Series 2011-110-LS 9.928%, 11/25/2041(f) -2*1 mo. USD LIBOR + 10.100%	7,864
86,808	Series 2011-111-VZ 4.000%, 11/25/2041	95,559
430,264	Series 2011-141-PZ 4.000%, 01/25/2042	469,325
27,597	Series 2011-5-PS 6.314%, 11/25/2040(f)(n) -1*1 mo. USD LIBOR + 6.400%	1,185
1,608,341	Series 2011-93-ES 6.414%, 09/25/2041(f)(n) -1*1 mo. USD LIBOR + 6.500%	301,226
1,022,964	Series 2012-106-SA 6.074%, 10/25/2042(f)(n) -1*1 mo. USD LIBOR + 6.160%	198,398
2,478,906	Series 2014-50-WS 6.114%, 08/25/2044(f)(n) -1*1 mo. USD LIBOR + 6.200%	408,627
9,254,037	Series 2019-31-S 5.964%, 07/25/2049(f)(n) -1*1 mo. USD LIBOR + 6.050%	1,706,701
18,954,104	Series 2019-M12-X 0.703%, 06/25/2029(h)(n)	940,326
9,486,811	Series 2019-M24-2XA 1.276%, 03/25/2031(h)(n)	844,516
27,128,722	Series 2019-M7-X 0.463%, 04/25/2029(h)(n)	888,623
32,178,536	Series 2020-M10-X4 0.964%, 07/25/2032(h)(n)	2,326,344
32,729,849	Series 2020-M10-X9 0.922%, 12/25/2027(h)(n)	1,257,170

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$9,003,790	Series 2020-M13-X2 1.402%, 09/25/2030(h)(n)	$746,513
19,862,940	Series 2020-M6-X 1.460%, 10/25/2024(h)(n)	638,306
	First Horizon Alternative Mortgage Securities Trust
645,403	Series 2006-FA6-1A4 6.250%, 11/25/2036	422,707
251,042	Series 2007-FA4-1A7 6.000%, 08/25/2037	159,326
	First Horizon Mortgage Pass-Through Trust
116,914	Series 2006-1-1A10 6.000%, 05/25/2036	78,171
	FMC GMSR Issuer Trust
1,900,000	Series 2021-GT1-B 4.360%, 07/25/2026(c)(h)	1,899,891
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU H 4.095%, 12/10/2036(c)(h)	560,072
	FREMF Mortgage Trust
1,500,063	Series 2016-KF14-B 8.883%, 01/25/2023(c)(f) 1 mo. USD LIBOR + 8.800%	1,525,510
1,249,773	Series 2018-KF56-C 5.883%, 11/25/2028(c)(f) 1 mo. USD LIBOR + 5.800%	1,263,152
	GCAT LLC
713,140	Series 2020-4-A1 2.611%, 12/25/2025(c)(g)	717,379
	GCAT Trust
69,711	Series 2019-RPL1-A1 2.650%, 10/25/2068(c)(h)	71,621
	Government National Mortgage Association
26,749,201	2.550%, 06/20/2051(f)(n) -1*SOFR 30-day + 2.600%	1,711,165
448,395	Series 2007-21-S 6.115%, 04/16/2037(f)(n) -1*1 mo. USD LIBOR + 6.200%	66,701
155,446	Series 2008-69-SB 7.543%, 08/20/2038(f)(n) -1*1 mo. USD LIBOR + 7.630%	31,880
181,757	Series 2009-104-SD 6.265%, 11/16/2039(f)(n) -1*1 mo. USD LIBOR + 6.350%	30,552
166,866	Series 2010-134-EI 4.500%, 11/20/2039(n)	2,647
23,244	Series 2010-98-IA 5.621%, 03/20/2039(h)(n)	2,106
287,185	Series 2011-45-GZ 4.500%, 03/20/2041	306,997
86,937	Series 2011-69-OC 0.000%, 05/20/2041(m)	81,383
1,764,511	Series 2011-69-SC 5.293%, 05/20/2041(f)(n) -1*1 mo. USD LIBOR + 5.380%	251,990

Principal Amount^		Value
$321,392	Series 2011-89-SA 5.363%, 06/20/2041(f)(n) -1*1 mo. USD LIBOR + 5.450%	$49,574
1,237,165	Series 2013-102-BS 6.063%, 03/20/2043(f)(n) -1*1 mo. USD LIBOR + 6.150%	151,013
25,806,454	Series 2013-155-IB 0.016%, 09/16/2053(h)(n)	187,468
2,495,519	Series 2014-145-CS 5.515%, 05/16/2044(f)(n) -1*1 mo. USD LIBOR + 5.600%	332,483
1,536,461	Series 2014-156-PS 6.163%, 10/20/2044(f)(n) -1*1 mo. USD LIBOR + 6.250%	325,605
3,692,402	Series 2014-4-SA 6.015%, 01/16/2044(f)(n) -1*1 mo. USD LIBOR + 6.100%	753,426
6,430,496	Series 2014-41-SA 6.013%, 03/20/2044(f)(n) -1*1 mo. USD LIBOR + 6.100%	1,371,404
2,550,005	Series 2014-5-SA 5.463%, 01/20/2044(f)(n) -1*1 mo. USD LIBOR + 5.550%	372,075
3,206,367	Series 2014-58-SG 5.515%, 04/16/2044(f)(n) -1*1 mo. USD LIBOR + 5.600%	520,772
2,548,571	Series 2014-76-SA 5.513%, 01/20/2040(f)(n) -1*1 mo. USD LIBOR + 5.600%	418,674
3,581,275	Series 2014-95-CS 6.165%, 06/16/2044(f)(n) -1*1 mo. USD LIBOR + 6.250%	626,839
12,597,195	Series 2016-162-IO 0.815%, 09/16/2058(h)(n)	619,997
2,968,704	Series 2018-105-SH 6.163%, 08/20/2048(f)(n) -1*1 mo. USD LIBOR + 6.250%	432,174
33,193,916	Series 2018-111-SA 4.463%, 08/20/2048(f)(n) -1*1 mo. USD LIBOR + 4.550%	3,366,925
12,849,524	Series 2018-134-CS 6.113%, 10/20/2048(f)(n) -1*1 mo. USD LIBOR + 6.200%	1,818,687
8,703,147	Series 2019-22-SA 5.513%, 02/20/2045(f)(n) -1*1 mo. USD LIBOR + 5.600%	1,554,046
9,072,481	Series 2020-112-BS 6.163%, 08/20/2050(f)(n) -1*1 mo. USD LIBOR + 6.250%	1,653,019

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$13,914,528	Series 2020-115-SC 4.113%, 08/20/2050(f)(n) -1*1 mo. USD LIBOR + 4.200%	$1,866,726
7,358,360	Series 2020-142-SD 6.213%, 09/20/2050(f)(n) -1*1 mo. USD LIBOR + 6.300%	1,564,092
8,839,065	Series 2020-146-SH 6.213%, 10/20/2050(f)(n) -1*1 mo. USD LIBOR + 6.300%	1,500,150
10,506,408	Series 2020-168-IA 0.988%, 12/16/2062(h)(n)	872,933
6,674,945	Series 2020-188-LS 6.213%, 11/20/2050(f)(n) -1*1 mo. USD LIBOR + 6.300%	1,824,184
12,091,612	Series 2020-47-SA 5.913%, 05/20/2044(f)(n) -1*1 mo. USD LIBOR + 6.000%	2,111,783
6,934,306	Series 2020-47-SL 5.283%, 07/20/2044(f)(n) -1*1 mo. USD LIBOR + 5.370%	999,072
7,634,430	Series 2021-1-QS 6.213%, 01/20/2051(f)(n) -1*1 mo. USD LIBOR + 6.300%	1,613,370
8,936,717	Series 2021-107-SA 3.663%, 06/20/2051(f)(n) -1*1 mo. USD LIBOR + 3.750%	1,257,784
4,767,734	Series 2021-117-HI 3.500%, 07/20/2051(n)	514,993
11,386,533	Series 2021-52-IO 0.847%, 04/16/2063(h)(n)	881,422
5,983,563	Series 2021-59-S 2.550%, 04/20/2051(f)(n) -1*SOFR 30-day + 2.600%	428,267
13,052,068	Series 2021-89-SA 3.663%, 05/20/2051(f)(n) -1*1 mo. USD LIBOR + 3.750%	1,640,565
10,347,683	Series 2021-97-SB 3.663%, 06/20/2051(f)(n) -1*1 mo. USD LIBOR + 3.750%	1,454,788
	GS Mortgage Securities Corp. Trust
1,503,000	Series 2018-TWR-G 4.009%, 07/15/2031(c)(f) 1 mo. USD LIBOR + 3.925%	1,382,149
	GS Mortgage Securities Trust
130,000	Series 2011-GC5-C 5.303%, 08/10/2044(c)(h)	111,784
1,010,000	Series 2011-GC5-D 5.303%, 08/10/2044(c)(h)	520,150
100,000	Series 2014-GC18-B 4.885%, 01/10/2047(h)	99,345
1,967,000	Series 2014-GC26-D 4.660%, 11/10/2047(c)(h)	1,340,505

Principal Amount^		Value
	GSCG Trust
$710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(h)	$657,813
	GSR Mortgage Loan Trust
37,246	Series 2005-4F-6A1 6.500%, 02/25/2035	38,099
550,907	Series 2005-9F-2A1 6.000%, 01/25/2036	367,363
88,001	Series 2005-AR6-4A5 2.798%, 09/25/2035(h)	88,991
240,516	Series 2006-7F-3A4 6.250%, 08/25/2036	122,086
	HarborView Mortgage Loan Trust
228,918	Series 2004-11-2A2A 0.727%, 01/19/2035(f) 1 mo. USD LIBOR + 0.640%	214,675
3,277,248	Series 2007-7-2A1B 1.086%, 10/25/2037(f) 1 mo. USD LIBOR + 1.000%	3,131,693
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 2.834%, 05/15/2038(c)(f) 1 mo. USD LIBOR + 2.750%	1,296,053
	Hospitality Mortgage Trust
1,055,155	Series 2019-HIT-G 3.984%, 11/15/2036(c)(f) 1 mo. USD LIBOR + 3.900%	1,033,851
	Impac Secured Assets Trust
5,351,438	Series 2007-2-1A1C 0.466%, 05/25/2037(f) 1 mo. USD LIBOR + 0.380%	4,773,842
	IndyMac INDX Mortgage Loan Trust
142,212	Series 2004-AR7-A5 1.306%, 09/25/2034(f) 1 mo. USD LIBOR + 1.220%	137,361
242,619	Series 2005-AR11-A3 2.980%, 08/25/2035(h)	223,991
555,684	Series 2006-AR2-2A1 0.506%, 02/25/2046(f) 1 mo. USD LIBOR + 0.420%	450,370
3,127,178	Series 2006-R1-A3 2.966%, 12/25/2035(h)	3,030,412
1,159,546	Series 2007-AR5-2A1 2.981%, 05/25/2037(h)	1,099,354
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.707%, 02/15/2046(c)(h)	487,794
390,836	Series 2011-C5-D 5.752%, 08/15/2046(c)(h)	388,241
135,000	Series 2012-C8-C 4.780%, 10/15/2045(c)(h)	136,653
310,000	Series 2012-LC9-C 4.508%, 12/15/2047(c)(h)	315,045
1,531,000	Series 2019-MFP-F 3.084%, 07/15/2036(c)(f) 1 mo. USD LIBOR + 3.000%	1,511,119
683,000	Series 2019-MFP-G 4.134%, 07/15/2036(c)(f) 1 mo. USD LIBOR + 4.050%	671,399
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(h)(n)	2,546
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	226,027

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	JP Morgan Chase Commercial Mortgage Securities Trust (Continued)
$224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(h)	$229,346
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(h)	260,865
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(h)	251,365
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(h)	263,125
	JP Morgan Mortgage Trust
250,026	Series 2004-S1-2A1 6.000%, 09/25/2034	263,169
1,866,507	Series 2005-ALT1-3A1 2.411%, 10/25/2035(h)	1,651,069
30,380	Series 2007-A1-4A2 2.306%, 07/25/2035(b)(h)	29,808
9,939	Series 2007-S1-1A2 5.500%, 03/25/2022	9,898
622,410	Series 2007-S3-1A97 6.000%, 08/25/2037	452,138
	JP Morgan Resecuritization Trust
7,255,708	Series 2015-4-1A7 0.274%, 06/26/2047(c)(f) 1 mo. USD LIBOR + 0.190%	5,831,062
	JPMBB Commercial Mortgage Securities Trust
1,616,000	Series 2014-C23-D 4.133%, 09/15/2047(c)(h)	1,629,141
300,000	Series 2014-C23-E 3.364%, 09/15/2047(c)(h)	225,051
78,000	Series 2015-C27-D 3.944%, 02/15/2048(c)(h)	70,239
4,749,500	Series 2015-C27-XFG 1.444%, 02/15/2048(c)(h)(n)	185,692
	Legacy Mortgage Asset Trust
951,834	Series 2020-GS1-A1 2.882%, 10/25/2059(c)(g)	956,536
3,300,000	Series 2020-GS3-A2 4.000%, 05/25/2060(c)(g)	3,340,993
181,903	Series 2020-GS5-A1 3.250%, 06/25/2060(c)	185,081
	Lehman Mortgage Trust
718,138	Series 2006-2-2A3 5.750%, 04/25/2036	729,510
	Lehman XS Trust
95,501	Series 2006-2N-1A1 0.606%, 02/25/2046(f) 1 mo. USD LIBOR + 0.520%	88,922
	LHOME Mortgage Trust
3,700,000	Series 2021-RTL1-M 4.458%, 09/25/2026(c)(h)	3,678,209
	Master Alternative Loan Trust
25,384	Series 2003-9-4A1 5.250%, 11/25/2033	26,279
24,208	Series 2004-5-1A1 5.500%, 06/25/2034	25,145
24,548	Series 2004-5-2A1 6.000%, 06/25/2034	25,470
99,324	Series 2004-8-2A1 6.000%, 09/25/2034	102,917
	Mello Warehouse Securitization Trust
1,250,000	Series 2020-1-G 5.586%, 10/25/2053(c)(f) 1 mo. USD LIBOR + 5.500%	1,255,093

Principal Amount^		Value
	Merrill Lynch Mortgage Investors Trust
$4,821	Series 2006-2-2A 2.068%, 05/25/2036(h)	$4,954
	Mill City Mortgage Loan Trust
305,000	Series 2021-NMR1-M3 2.500%, 11/25/2060(c)(h)	298,488
	Morgan Stanley Bank of America Merrill Lynch Trust
560,000	Series 2013-C11-B 4.497%, 08/15/2046(h)	417,396
	Morgan Stanley Capital I Trust
613,000	3.000%, 12/15/2051(c)	547,638
220,827	Series 2011-C2-D 5.385%, 06/15/2044(c)(h)	215,717
540,000	Series 2011-C2-E 5.385%, 06/15/2044(c)(h)	446,739
1,508,000	Series 2019-PLND-F 2.884%, 05/15/2036(c)(f) 1 mo. USD LIBOR + 2.800%	1,421,912
	Morgan Stanley Mortgage Loan Trust
1,817,824	Series 2005-9AR-2A 2.470%, 12/25/2035(h)	1,766,008
2,378,068	Series 2006-11-2A2 6.000%, 08/25/2036	1,510,023
298,422	Series 2006-7-3A 5.098%, 06/25/2036(h)	241,781
234,118	Series 2007-13-6A1 6.000%, 10/25/2037	179,848
	NewRez Warehouse Securitization Trust
2,200,000	Series 2021-1-F 5.336%, 05/25/2055(c)(f) 1 mo. USD LIBOR + 5.250%	2,207,455
	Preston Ridge Partners Mortgage LLC
260,000	Series 2020-3-A2 5.071%, 09/25/2025(c)(g)	261,642
1,000,000	Series 2020-5-A2 5.437%, 11/25/2025(c)(g)	1,006,499
400,000	Series 2021-2-A2 3.770%, 03/25/2026(c)(h)	405,642
683,477	Series 2021-3-A1 1.867%, 04/25/2026(c)(g)	691,803
	Prime Mortgage Trust
1,058,821	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	1,026,465
	Residential Accredit Loans, Inc.
300,257	Series 2006-QS17-A5 6.000%, 12/25/2036	292,820
388,301	Series 2006-QS7-A3 6.000%, 06/25/2036	364,545
435,517	Series 2007-QS1-2A10 6.000%, 01/25/2037	417,552
373,949	Series 2007-QS8-A8 6.000%, 06/25/2037	364,392
	Residential Asset Securitization Trust
214,520	Series 2006-A8-1A1 6.000%, 08/25/2036	183,627
236,585	Series 2007-A1-A8 6.000%, 03/25/2037	127,888

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Residential Asset Securitization Trust (Continued)
$15,911,208	Series 2007-A9-A1 0.636%, 09/25/2037(f) 1 mo. USD LIBOR + 0.550%	$3,552,726
15,911,644	Series 2007-A9-A2 6.364%, 09/25/2037(f)(n) -1*1 mo. USD LIBOR + 6.450%	5,488,785
	Residential Funding Mortgage Securities I Trust
338,286	Series 2006-S4-A5 6.000%, 04/25/2036	324,987
	Starwood Retail Property Trust
235,000	Series 2014-STAR-C 2.834%, 11/15/2027(b)(c)(f) 1 mo. USD LIBOR + 2.750%	101,325
980,000	Series 2014-STAR-D 3.584%, 11/15/2027(b)(c)(f) 1 mo. USD LIBOR + 3.500%	248,598
950,000	Series 2014-STAR-E 4.484%, 11/15/2027(b)(c)(f) 1 mo. USD LIBOR + 4.400%	84,721
	Structured Adjustable Rate Mortgage Loan Trust
617,443	Series 2005-14-A1 0.396%, 07/25/2035(f) 1 mo. USD LIBOR + 0.310%	453,918
280,784	Series 2005-15-1A1 2.964%, 07/25/2035(h)	211,498
198,852	Series 2005-22-3A1 3.824%, 12/25/2035(h)	162,298
555,642	Series 2008-1-A2 2.758%, 10/25/2037(h)	510,400
	Structured Asset Securities Corp. Trust
7,144,219	Series 2007-4-1A3 6.164%, 03/28/2045(c)(f)(n) -1*1 mo. USD LIBOR + 6.250%	973,632
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 4.186%, 11/11/2034(c)(f) 1 mo. USD LIBOR + 4.102%	1,350,655
	Toorak Mortgage Corp. Ltd.
630,000	Series 2021-1-A1 2.240%, 06/25/2024(c)(g)	630,932
	TTAN
600,000	Series 2021-MHC-G 4.284%, 03/15/2038(c)(f) 1 mo. USD LIBOR + 4.200%	605,381
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 5.043%, 05/10/2063(c)(h)	26,901
1,000,000	Series 2013-C5-C 4.217%, 03/10/2046(c)(h)	996,408
	Washington Mutual Mortgage Pass-Through Certificates Trust
471,885	Series 2006-5-1A5 6.000%, 07/25/2036	440,500
419,445	Series 2006-8-A6 4.172%, 10/25/2036(g)	209,874
2,448,474	Series 2007-5-A3 7.000%, 06/25/2037	1,862,772

Principal Amount^		Value
	Wells Fargo Alternative Loan Trust
$120,634	Series 2007-PA2-3A1 0.436%, 06/25/2037(f) 1 mo. USD LIBOR + 0.350%	$106,095
196,155	Series 2007-PA2-3A2 6.564%, 06/25/2037(f)(n) -1*1 mo. USD LIBOR + 6.650%	26,398
	Wells Fargo Commercial Mortgage Trust
640,000	Series 2013-LC12-B 4.443%, 07/15/2046(h)	641,768
19,971,000	Series 2015-C28-XE 1.230%, 05/15/2048(c)(h)(n)	735,634
398,000	Series 2015-NXS4-D 3.848%, 12/15/2048(h)	398,790
750,000	Series 2016-C33-D 3.123%, 03/15/2059(c)	712,516
600,000	Series 2016-C34-C 5.220%, 06/15/2049(h)	575,149
135,000	Series 2016-C36-B 3.671%, 11/15/2059(h)	134,208
130,000	Series 2016-C36-C 4.317%, 11/15/2059(h)	115,664
6,406,000	Series 2017-C42-XE 1.300%, 12/15/2050(c)(h)(n)	441,336
1,225,000	Series 2019-JWDR-C 3.139%, 09/15/2031(c)(h)	1,227,966
	Wells Fargo Mortgage-Backed Securities Trust
79,128	Series 2006-AR19-A1 2.735%, 12/25/2036(h)	79,339
	WFRBS Commercial Mortgage Trust
796,622	Series 2011-C3-D 5.513%, 03/15/2044(c)(h)	404,047
395,000	Series 2011-C4-E 5.024%, 06/15/2044(c)(h)	272,090
1,020,000	Series 2012-C10-C 4.495%, 12/15/2045(h)	896,313
500,000	Series 2012-C6-D 5.978%, 04/15/2045(c)(h)	504,779
185,000	Series 2012-C7-C 4.957%, 06/15/2045(h)	140,293
400,000	Series 2012-C7-D 4.957%, 06/15/2045(c)(h)	288,158
290,000	Series 2012-C7-E 4.957%, 06/15/2045(c)(h)	54,810
300,000	Series 2014-C20-B 4.378%, 05/15/2047	312,072
250,000	Series 2014-C24-B 4.204%, 11/15/2047(h)	253,384

TOTAL MORTGAGE-BACKED SECURITIES (Cost $214,972,123)		221,815,301

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 9.8%
REPURCHASE AGREEMENTS: 7.2%
$109,828,213	Fixed Income Clearing Corp. 0.000%, 9/30/2021, due 10/01/2021 [collateral: par value $112,016,300, U.S. Treasury Note, 1.250%, due 06/30/2028 value $112,028,873] (proceeds $109,828,213)	$109,828,213

TREASURY BILLS: 2.6%
	United States Treasury Bill
2,770,000	0.023%, 10/07/2021(o)	2,769,988
1,440,000	0.116%, 11/04/2021(a)(o)	1,439,839
7,000,000	0.038%, 01/27/2022(a)(o)	6,999,140
4,000,000	0.045%, 05/19/2022(a)(o)	3,998,850
4,000,000	0.063%, 07/14/2022(a)(o)	3,998,014
5,000,000	0.066%, 08/11/2022(a)(o)	4,997,165
3,005,000	0.071%, 08/11/2022(o)	3,003,257
11,990,000	0.073%, 09/08/2022(a)(o)	11,981,742

TOTAL TREASURY BILLS (Cost $39,187,467)		39,187,995

TOTAL SHORT-TERM INVESTMENTS (Cost $149,015,680)		149,016,208

TOTAL PURCHASED OPTIONS (Premiums paid $647,963): 0.0%		132,274

TOTAL INVESTMENTS
(Cost: $1,454,406,029): 99.3%		1,512,506,257

Other Assets in Excess of Liabilities: 0.7%		9,910,050

NET ASSETS: 100.0%		$1,522,416,307

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EONIA	Euro Overnight Index Average
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Over Night Index Average
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.

(a)	Securities with an aggregate fair value of $149,666,816 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Pay-in-kind security.
(f)	Floating Interest Rate at September 30, 2021.
(g)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2021.
(h)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2021.
(i)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(j)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is currently in default and/or non-income producing.
(l)	When issued security.
(m)	Principal Only security.
(n)	Interest Only security. Security with a notional or nominal principal amount.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
SEK	Swedish Krona
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
OneDigital Borrower LLC, 5.250%, 11/16/2027	$25,000	$25,136	$136

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$1,360,715,000

Gross unrealized appreciation	139,177,932
Gross unrealized depreciation	(81,488,308)

Net unrealized appreciation	$57,689,624

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at September 30, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Acceleron Pharma, Inc.	Morgan Stanley & Co.	$180.00	11/19/2021	98	$1,686,580	$7,619	$7,619	$—
Canadian National Railway Co.	Morgan Stanley & Co.	120.00	10/15/2021	456	5,273,640	45,600	283,624	(238,024)
S&P Global, Inc.	Morgan Stanley & Co.	437.50	10/15/2021	54	2,294,406	34,560	31,803	2,757
S&P Global, Inc.	Morgan Stanley & Co.	455.00	10/15/2021	42	1,784,538	5,670	20,574	(14,904)
S&P Global, Inc.	Morgan Stanley & Co.	457.50	10/15/2021	19	807,291	2,375	12,310	(9,935)
S&P Global, Inc.	Morgan Stanley & Co.	460.00	10/15/2021	168	7,138,152	21,000	97,708	(76,708)
Trillium Therapeutics, Inc.	Morgan Stanley & Co.	20.00	12/17/2021	341	598,796	1,705	10,630	(8,925)
Vici Properties, Inc.	Morgan Stanley & Co.	30.00	10/15/2021	558	1,585,278	8,370	51,695	(43,325)
Zoom Video Communications, Inc.	Morgan Stanley & Co.	280.00	10/1/2021	507	13,258,050	4,563	101,238	(96,675)
Zoom Video Communications, Inc.	Morgan Stanley & Co.	310.00	10/15/2021	28	732,200	812	30,762	(29,950)

Total Purchased Options						$132,274	$647,963	$(515,689)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: (6.0)%
(184,381)	Advanced Micro Devices, Inc.*	$(18,972,805)
(31,939)	Aon Plc Class A	(9,127,208)
(41,177)	Canadian National Railway Co.	(4,762,120)
(108,755)	Canadian Pacific Railway Ltd.	(7,076,688)
(3,953)	Forterra, Inc.*	(93,133)
(8,784)	Goldman Sachs Group, Inc. (The)	(3,320,615)
(45,290)	II-VI, Inc.*	(2,688,414)
(59,541)	Marsh & McLennan Cos., Inc.	(9,016,293)
(3,445)	NortonLifeLock, Inc.	(87,158)
(6,280)	Penn National Gaming, Inc.*	(455,049)
(46,002)	S&P Global, Inc.	(19,545,790)
(19,205)	Softbank Corp.	(260,826)
(5,946)	Square, Inc. Class A*	(1,426,089)
(11,325)	Valmet Oyj	(410,933)
(53,078)	Zoom Video Communications, Inc. Class A*	(13,879,897)

TOTAL COMMON STOCKS (Proceeds $90,945,490)		(91,123,018)

EXCHANGE-TRADED FUNDS: (0.2)%
(644)	iShares Russell 2000 ETF	(140,875)
(6,554)	SPDR S&P 500 ETF Trust	(2,812,584)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,339,699)		(2,953,459)

Principal Amount^
CORPORATE BONDS: (0.0)%
	Western Digital Corp.
$(372,000)	4.750%, 02/15/2026	(412,808)

TOTAL CORPORATE BONDS (Proceeds $362,543)		(412,808)

TOTAL SECURITIES SOLD SHORT (Proceeds $93,647,732)		$(94,489,285)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2021	Fund Delivering	U.S. $ Value at September 30, 2021	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/26/2021	USD	$1,931,218	EUR	$1,889,150	$42,068	$—
	12/2/2021	USD	714,246	BRL	692,899	21,347	—
Barclays Bank Plc	10/26/2021	USD	585,917	EUR	573,347	12,570	—
Deutsche Bank AG	10/29/2021	USD	558,802	GBP	542,817	15,985	—
HSBC Bank USA	11/17/2021	USD	455,750	EUR	447,282	8,468	—
JPMorgan Chase Bank N.A.	10/8/2021	EUR	524,701	USD	531,743	—	(7,042)
	10/8/2021	EUR	428,599	USD	436,028	—	(7,429)
	10/8/2021	EUR	792,670	USD	801,251	—	(8,581)
	10/8/2021	EUR	1,010,555	USD	1,031,590	—	(21,035)
	10/8/2021	EUR	1,080,823	USD	1,108,660	—	(27,837)
	10/8/2021	EUR	1,467,690	USD	1,497,037	—	(29,347)
	10/8/2021	EUR	1,624,939	USD	1,660,874	—	(35,935)
	10/8/2021	USD	10,668,936	EUR	10,423,418	245,518	—
	10/8/2021	USD	1,326,644	EUR	1,292,937	33,707	—
	10/8/2021	USD	795,778	EUR	777,605	18,173	—
	10/8/2021	USD	785,297	EUR	770,514	14,783	—
	10/8/2021	USD	537,715	EUR	525,418	12,297	—
	10/8/2021	USD	417,017	EUR	408,573	8,444	—
	10/8/2021	USD	307,205	EUR	301,033	6,172	—
	10/8/2021	USD	283,223	EUR	277,100	6,123	—
	10/8/2021	USD	282,509	EUR	276,960	5,549	—
	10/8/2021	USD	250,453	EUR	247,222	3,231	—
	10/8/2021	USD	87,192	EUR	84,922	2,270	—
	12/21/2021	EUR	1,509,668	USD	1,512,393	—	(2,725)
	12/21/2021	EUR	2,033,438	USD	2,050,726	—	(17,288)
Morgan Stanley & Co.	10/8/2021	USD	941,489	COP	928,710	12,779	—
	12/15/2021	AUD	15,185	USD	15,415	—	(230)
	12/15/2021	CAD	18,232	USD	18,108	124	—
	12/15/2021	CAD	23,677	USD	23,570	107	—
	12/15/2021	CAD	25,730	USD	25,816	—	(86)
	12/15/2021	EUR	174,275	USD	176,595	—	(2,320)
	12/15/2021	EUR	151,549	USD	154,612	—	(3,063)
	12/15/2021	EUR	3,805,527	USD	3,887,411	—	(81,884)
	12/15/2021	SEK	21,215	USD	21,224	—	(9)
	12/15/2021	SEK	17,547	USD	17,908	—	(361)
	12/15/2021	USD	1,474,982	AUD	1,445,460	29,522	—
	12/15/2021	USD	905,361	AUD	894,247	11,114	—
	12/15/2021	USD	37,911	AUD	37,239	672	—
	12/15/2021	USD	41,478	CAD	41,436	42	—
	12/15/2021	USD	19,864	CAD	19,889	—	(25)
	12/15/2021	USD	1,657,789	CAD	1,661,131	—	(3,342)
	12/15/2021	USD	13,912,048	EUR	13,626,386	285,662	—
	12/15/2021	USD	273,642	EUR	270,051	3,591	—
	12/15/2021	USD	884,530	GBP	861,835	22,695	—
	12/15/2021	USD	754,658	GBP	750,839	3,819	—
	12/15/2021	USD	1,668,494	SEK	1,642,022	26,472	—
	12/15/2021	USD	247,835	SEK	246,315	1,520	—
	12/15/2021	USD	78,454	SEK	77,604	850	—

			$57,612,457		$57,005,322	$855,674	$(248,539)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	363	79,927,106	$79,879,852	12/31/2021	$(47,254)
10YR U.S. Treasury Notes	64	8,524,153	8,423,000	12/21/2021	(101,153)

Total Long					$(148,407)

Futures Contracts - Short
5YR U.S. Treasury Notes	(731)	(90,159,293)	$(89,724,540)	12/31/2021	$434,753
Ultra 10YR U.S. Treasury Notes	(196)	(28,919,254)	(28,469,000)	12/21/2021	450,254
U.S. Long Bond Futures	(119)	(19,361,409)	(18,947,031)	12/21/2021	414,378
Ultra-Long U.S. Treasury Bonds	(76)	(14,891,838)	(14,520,750)	12/21/2021	371,088

Total Short					$1,670,473

Total Futures Contracts					$1,522,066

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
AES Corp. (The) 2.450%, 01/15/2031	12/20/2026	(5.000%	)	0.825%	$	(7,750,000)	Quarterly	$(1,626,467)	$(1,653,283)	$26,816
Alstom S.A. 0.250%, 10/14/2026	12/20/2026	(1.000%	)	0.774%	EUR	(8,050,000)	Quarterly	(108,505)	(103,045)	(5,460)
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	12/20/2026	(5.000%	)	4.251%	$	(7,050,000)	Quarterly	(227,279)	(292,224)	64,945
Anglo American Capital Plc 1.625%, 03/11/2026	12/20/2026	(5.000%	)	1.163%	EUR	(13,450,000)	Quarterly	(3,043,443)	(3,041,505)	(1,938)
Apache Corp. 4.875%, 11/15/2027	12/20/2026	(1.000%	)	1.839%	$	(900,000)	Quarterly	36,512	43,875	(7,363)
AT&T, Inc. 3.800%, 02/15/2027	12/20/2026	(1.000%	)	0.609%		(9,250,000)	Quarterly	(183,033)	(179,967)	(3,066)
Avnet, Inc. 4.875%, 12/01/2022	12/20/2026	(1.000%	)	0.919%		(9,450,000)	Quarterly	(37,555)	(98,879)	61,324
Bank of America Corp. 1.125%, 04/24/2023	12/20/2026	(1.000%	)	0.480%		(2,700,000)	Quarterly	(71,646)	(75,124)	3,478
Barrick Gold Corp. 5.800%, 11/15/2034	12/20/2026	(1.000%	)	0.602%		(9,350,000)	Quarterly	(188,109)	(201,265)	13,156
Bayer AG 0.375%, 07/06/2024	12/20/2026	(1.000%	)	0.681%	EUR	(7,950,000)	Quarterly	(152,163)	(150,298)	(1,865)
Best Buy Co., Inc. 4.450%, 10/01/2028	12/20/2026	(5.000%	)	0.490%	$	(7,650,000)	Quarterly	(1,759,843)	(1,780,685)	20,842
Boeing Co. (The) 2.600%, 10/30/2025	12/20/2026	(1.000%	)	1.066%		(9,500,000)	Quarterly	31,827	61,949	(30,122)
Bouygues S.A. 3.625%, 01/16/2023	12/20/2026	(1.000%	)	0.428%	EUR	(7,750,000)	Quarterly	(269,676)	(270,337)	661
BP Capital Markets Plc 1.876%, 04/07/2024	12/20/2026	(1.000%	)	0.527%		(7,800,000)	Quarterly	(223,523)	(210,539)	(12,984)
Campbell Soup Co. 4.150%, 03/15/2028	12/20/2026	(1.000%	)	0.472%	$	(3,600,000)	Quarterly	(96,812)	(96,435)	(377)
Cardinal Health, Inc. 3.410%, 06/15/2027	12/20/2026	(1.000%	)	0.594%		(9,350,000)	Quarterly	(192,088)	(188,731)	(3,357)
Carnival Corp. 6.650%, 01/15/2028	12/20/2026	(1.000%	)	3.750%		(10,550,000)	Quarterly	1,291,180	1,503,375	(212,195)
Carrefour S.A. 1.250%, 06/03/2025	12/20/2026	(1.000%	)	0.538%	EUR	(4,000,000)	Quarterly	(111,857)	(114,839)	2,982
CDX North America High Yield Index Series 36 5.000%, 06/20/2026	6/20/2026	(5.000%	)	2.868%	$	(57,000,000)	Quarterly	(5,289,081)	(5,643,000)	353,919
CDX North America High Yield Index Series 37 5.000%, 12/20/2026	12/20/2026	(5.000%	)	3.019%		(13,300,000)	Quarterly	(1,222,789)	(1,258,845)	36,056
Citigroup, Inc. 2.876%, 07/24/2023	12/20/2026	(1.000%	)	0.533%		(6,700,000)	Quarterly	(159,182)	(168,814)	9,632

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Cleveland-Cliffs, Inc. 1.500%, 01/15/2025	12/20/2026	(5.000%	)	2.521%	$	(8,200,000)	Quarterly	$(948,581)	$(1,223,118)	$274,537
Commerzbank AG 1.500%, 09/21/2022	12/20/2026	(1.000%	)	0.729%	EUR	(8,000,000)	Quarterly	(285,989)	(122,000)	(163,989)
Compass Group Plc 1.875%, 01/27/2023	12/20/2026	(1.000%	)	0.317%		(5,300,000)	Quarterly	(221,371)	(203,811)	(17,560)
Continental AG 0.375%, 06/27/2025	12/20/2026	(1.000%	)	0.784%		(7,900,000)	Quarterly	(101,668)	(133,989)	32,321
Credit Agricole S.A. 3.375%, 01/10/2022	12/20/2026	(1.000%	)	0.325%		(4,150,000)	Quarterly	(171,290)	(127,544)	(43,746)
Darden Restaurants, Inc. 3.850%, 05/01/2027	12/20/2026	(1.000%	)	0.541%	$	(2,100,000)	Quarterly	(49,006)	(41,728)	(7,278)
Dow Chemical Co. (The) 7.375%, 11/01/2029	12/20/2026	(1.000%	)	0.645%		(9,350,000)	Quarterly	(167,510)	(168,962)	1,452
DXC Technology Co. 4.125%, 04/15/2025	12/20/2026	(5.000%	)	1.017%		(4,350,000)	Quarterly	(863,640)	(872,211)	8,571
Eastman Chemical Co. 7.600%, 02/01/2027	12/20/2026	(1.000%	)	0.590%		(9,350,000)	Quarterly	(194,038)	(199,870)	5,832
Expedia Group, Inc. 4.500%, 08/15/2024	12/20/2026	(1.000%	)	0.929%		(4,250,000)	Quarterly	(14,816)	14,932	(29,748)
Gap, Inc. (The) 8.875%, 05/15/2027	12/20/2026	(1.000%	)	1.853%		(9,900,000)	Quarterly	408,024	313,284	94,740
Holcim Ltd. 3.000%, 11/22/2022	12/20/2026	(1.000%	)	0.775%	EUR	(7,950,000)	Quarterly	(106,628)	(116,064)	9,436
HSBC Holdings Plc 0.875%, 09/06/2024	12/20/2026	(1.000%	)	0.571%		(7,850,000)	Quarterly	(203,691)	(245,761)	42,070
ING Groep N.V. 0.750%, 03/09/2022	12/20/2026	(1.000%	)	0.419%		(5,800,000)	Quarterly	(205,048)	(211,453)	6,405
Intrum AB 3.125%, 07/15/2024	12/20/2026	(5.000%	)	2.889%		(3,850,000)	Quarterly	(444,469)	(443,204)	(1,265)
KB Home 7.000%, 12/15/2021	12/20/2026	(5.000%	)	1.845%	$	(8,200,000)	Quarterly	(1,243,932)	(1,366,334)	122,402
Kohl’s Corp. 4.250%, 07/17/2025	12/20/2026	(1.000%	)	1.467%		(9,650,000)	Quarterly	221,832	165,692	56,140
Leonardo SpA 1.500%, 06/07/2024	12/20/2026	(5.000%	)	1.333%	EUR	(6,800,000)	Quarterly	(1,459,359)	(1,467,814)	8,455
Lloyds Banking Group Plc 1.000%, 11/09/2023	12/20/2026	(1.000%	)	0.456%		(5,300,000)	Quarterly	(175,130)	(180,484)	5,354
McKesson Corp. 7.650%, 03/01/2027	12/20/2026	(1.000%	)	0.471%	$	(9,100,000)	Quarterly	(245,125)	(242,444)	(2,681)
MDC Holdings, Inc. 5.500%, 01/15/2024	12/20/2026	(1.000%	)	0.937%		(9,500,000)	Quarterly	(29,066)	(48,158)	19,092
Meritor, Inc. 4.500%, 12/15/2028	12/20/2026	(5.000%	)	2.333%		(8,300,000)	Quarterly	(1,041,528)	(1,137,392)	95,864
Murphy Oil Corp. 7.050%, 05/01/2029	12/20/2026	(1.000%	)	3.297%		(1,850,000)	Quarterly	192,812	217,375	(24,563)
NatWest Group Plc 2.500%, 03/22/2023	12/20/2026	(1.000%	)	0.493%	EUR	(5,300,000)	Quarterly	(163,158)	(164,408)	1,250
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2026	(1.000%	)	2.684%	$	(10,200,000)	Quarterly	800,759	831,851	(31,092)
NRG Energy, Inc. 7.250%, 05/15/2026	12/20/2026	(5.000%	)	1.537%		(4,150,000)	Quarterly	(700,430)	(748,697)	48,267
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	12/20/2026	(1.000%	)	0.500%		(6,650,000)	Quarterly	(169,144)	(170,174)	1,030

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Pitney Bowes, Inc. 4.625%, 03/15/2024	12/20/2026	(1.000%	)	4.584%	$	(10,700,000)	Quarterly	$1,651,164	$1,578,250	$72,914
Renault S.A. 1.000%, 11/28/2025	12/20/2026	(1.000%	)	1.985%	EUR	(4,800,000)	Quarterly	269,817	263,703	6,114
Rite Aid Corp. 7.700%, 02/15/2027	12/20/2026	(5.000%	)	10.370%	$	(3,850,000)	Quarterly	710,476	447,562	262,914
RR Donnelley & Sons Co. 8.250%, 07/01/2027	6/20/2026	(5.000%	)	5.071%		(8,650,000)	Quarterly	28,745	(1,384)	30,129
Saipem Finance International B.V. 3.750%, 09/08/2023	12/20/2026	(5.000%	)	3.449%	EUR	(2,800,000)	Quarterly	(231,824)	(233,255)	1,431
SES S.A. 0.875%, 11/04/2027	12/20/2026	(1.000%	)	0.751%		(7,800,000)	Quarterly	(116,130)	(109,331)	(6,799)
Southwest Airlines Co. 5.125%, 06/15/2027	12/20/2026	(1.000%	)	0.882%	$	(4,800,000)	Quarterly	(28,218)	(24,072)	(4,146)
Standard Chartered Plc 1.316%, 09/10/2022	12/20/2026	(1.000%	)	0.624%	EUR	(7,700,000)	Quarterly	(174,446)	(215,747)	41,301
T-Mobile USA, Inc. 4.000%, 04/15/2022	12/20/2026	(5.000%	)	0.884%	$	(7,900,000)	Quarterly	(1,630,424)	(1,622,445)	(7,979)
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2026	(1.000%	)	1.768%	EUR	(8,400,000)	Quarterly	371,932	353,648	18,284
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	12/20/2026	(1.000%	)	0.668%		(7,950,000)	Quarterly	(158,873)	(160,229)	1,356
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021	12/20/2026	(1.000%	)	3.209%	$	(9,950,000)	Quarterly	1,000,314	1,115,812	(115,498)
UniCredit SpA 2.125%, 10/24/2026	12/20/2026	(1.000%	)	0.602%	EUR	(7,200,000)	Quarterly	(172,929)	(148,289)	(24,640)
United Airlines Holdings, Inc. 5.000%, 02/01/2024	12/20/2026	(5.000%	)	4.353%	$	(9,200,000)	Quarterly	(255,029)	(203,151)	(51,878)
United States Steel Corp. 6.650%, 06/01/2037	12/20/2026	(5.000%	)	3.636%		(8,600,000)	Quarterly	(521,168)	(813,814)	292,646
Valeo 3.250%, 01/22/2024	12/20/2026	(1.000%	)	1.354%	EUR	(8,100,000)	Quarterly	168,438	158,792	9,646
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2026	(1.000%	)	0.934%	$	(9,400,000)	Quarterly	(29,968)	16,494	(46,462)
Vivendi SE 1.875%, 05/26/2026	12/20/2026	(1.000%	)	0.751%	EUR	(7,900,000)	Quarterly	(117,695)	(113,758)	(3,937)
Vodafone Group Plc 1.750%, 08/25/2023	12/20/2026	(1.000%	)	0.546%		(7,950,000)	Quarterly	(218,192)	(233,640)	15,448
Wells Fargo & Co. 3.069%, 01/24/2023	12/20/2026	(1.000%	)	0.506%	$	(6,800,000)	Quarterly	(170,986)	(184,844)	13,858
Whirlpool Corp. 4.700%, 06/01/2022	12/20/2026	(1.000%	)	0.687%		(3,050,000)	Quarterly	(48,126)	(52,549)	4,423

Total Buy Protection								$(20,857,844)	$(22,193,349)	$1,335,505

Sell Protection
Accor S.A. 3.625%, 09/17/2023	12/20/2026	1.000%		1.510%	EUR	8,400,000	Quarterly	$(249,493)	$(246,490)	$(3,003)
ADLER Real Estate AG 1.500%, 12/06/2021	12/20/2026	5.000%		6.529%		3,400,000	Quarterly	(244,274)	309,397	(553,671)
Advanced Micro Devices, Inc. 7.500%, 08/15/2022	12/20/2026	5.000%		0.532%	$	3,400,000	Quarterly	773,499	778,642	(5,143)
Altria Group, Inc. 2.625%, 09/16/2026	12/20/2026	1.000%		0.570%		9,300,000	Quarterly	202,740	225,957	(23,217)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Anglo American Capital Plc 1.625%, 03/11/2026	12/20/2026	5.000%	1.163%	EUR	6,600,000	Quarterly	$1,493,437	$1,615,369	$(121,932)
Apache Corp. 4.875%, 11/15/2027	12/20/2026	1.000%	1.839%	$	900,000	Quarterly	(36,512)	(38,250)	1,738
ArcelorMittal S.A. 1.000%, 05/19/2023	12/20/2026	5.000%	1.367%	EUR	6,650,000	Quarterly	1,411,802	1,508,408	(96,606)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2026	1.000%	0.541%		7,850,000	Quarterly	218,166	214,967	3,199
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/2025	12/20/2026	5.000%	2.405%	$	8,350,000	Quarterly	1,016,625	963,146	53,479
Bath & Body Works, Inc. 5.625%, 10/15/2023	12/20/2026	1.000%	1.545%		9,600,000	Quarterly	(256,427)	(161,495)	(94,932)
Bausch Health Cos., Inc. 7.000%, 01/15/2028	12/20/2026	5.000%	4.182%		2,900,000	Quarterly	102,516	107,307	(4,791)
Block Financial LLC 5.500%, 11/01/2022	12/20/2026	5.000%	0.834%		7,850,000	Quarterly	1,642,964	1,638,369	4,595
Bombardier, Inc. 7.450%, 05/01/2034	12/20/2026	5.000%	3.568%		8,900,000	Quarterly	568,378	522,072	46,306
British Telecommunications Plc 5.750%, 12/07/2028	12/20/2026	1.000%	0.825%	EUR	7,950,000	Quarterly	82,768	93,648	(10,880)
Canadian Natural Resources Ltd. 3.450%, 11/15/2021	12/20/2026	1.000%	0.653%	$	1,000,000	Quarterly	17,547	15,713	1,834
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2026	5.000%	1.418%		8,050,000	Quarterly	1,412,658	1,511,650	(98,992)
Centrica Plc 4.000%, 10/16/2023	12/20/2026	1.000%	0.776%	EUR	8,050,000	Quarterly	107,950	103,428	4,522
Cie de Saint-Gobain 0.875%, 09/21/2023	12/20/2026	1.000%	0.412%		4,350,000	Quarterly	155,800	167,068	(11,268)
Cie Generale des Etablissements Michelin SCA 1.125%, 05/28/2022	12/20/2026	1.000%	0.344%		4,200,000	Quarterly	168,303	178,364	(10,061)
Dell, Inc. 7.100%, 04/15/2028	12/20/2026	1.000%	0.690%	$	9,250,000	Quarterly	144,518	98,349	46,169
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2026	1.000%	1.009%		9,550,000	Quarterly	(5,184)	(46,573)	41,389
DISH DBS Corp. 7.375%, 07/01/2028	12/20/2026	5.000%	3.563%		8,900,000	Quarterly	570,614	626,594	(55,980)
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2026	1.000%	0.482%		5,500,000	Quarterly	145,239	162,726	(17,487)
Enbridge, Inc. 3.500%, 06/10/2024	12/20/2026	1.000%	0.637%		9,350,000	Quarterly	171,916	183,387	(11,471)
Eni SpA 2.625%, 11/22/2021	12/20/2026	1.000%	0.523%	EUR	4,050,000	Quarterly	116,948	118,338	(1,390)
Eni SpA 1.750%, 01/18/2024	12/20/2026	1.000%	0.523%		1,400,000	Quarterly	40,426	40,041	385
Ford Motor Co. 4.346%, 12/08/2026	12/20/2026	5.000%	1.851%	$	8,200,000	Quarterly	1,242,082	1,246,679	(4,597)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	12/20/2026	1.000%	1.316%	$	9,500,000	Quarterly	$(149,153)	$(81,605)	$(67,548)
General Electric Co. 2.700%, 10/09/2022	12/20/2026	1.000%	0.764%		5,150,000	Quarterly	61,068	63,793	(2,725)
Glencore Finance Europe Ltd. 1.875%, 09/13/2023	12/20/2026	5.000%	1.247%	EUR	6,650,000	Quarterly	1,466,361	1,557,439	(91,078)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	12/20/2026	1.000%	0.582%	$	5,700,000	Quarterly	120,769	134,648	(13,879)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2026	5.000%	2.125%		8,350,000	Quarterly	1,140,090	1,179,464	(39,374)
Hapag-Lloyd AG 2.500%, 04/15/2028	12/20/2026	5.000%	1.561%	EUR	6,900,000	Quarterly	1,375,044	1,475,572	(100,528)
HCA, Inc. 5.875%, 02/15/2026	12/20/2026	5.000%	0.853%	$	7,700,000	Quarterly	1,602,867	1,666,010	(63,143)
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2026	1.000%	1.390%		5,800,000	Quarterly	(111,745)	(77,703)	(34,042)
iStar, Inc. 4.250%, 08/01/2025	12/20/2026	5.000%	2.365%		5,750,000	Quarterly	712,336	786,452	(74,116)
Johnson Controls International Plc 3.625%, 07/02/2024	12/20/2026	1.000%	0.375%		7,000,000	Quarterly	224,017	225,487	(1,470)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2026	1.000%	0.771%	EUR	7,950,000	Quarterly	108,774	127,371	(18,597)
Lennar Corp. 4.875%, 12/15/2023	12/20/2026	5.000%	0.863%	$	3,350,000	Quarterly	695,572	726,481	(30,909)
Lincoln National Corp. 3.350%, 03/09/2025	12/20/2026	1.000%	0.731%		9,400,000	Quarterly	126,889	141,854	(14,965)
Lumen Technologies, Inc. 7.500%, 04/01/2024	12/20/2026	1.000%	2.998%		10,400,000	Quarterly	(955,231)	(927,353)	(27,878)
Macy’s Retail Holdings LLC 3.625%, 06/01/2024	12/20/2026	1.000%	2.469%		2,900,000	Quarterly	(200,385)	(151,397)	(48,988)
Marks & Spencer Plc 4.250%, 12/08/2023	12/20/2026	1.000%	1.653%	EUR	8,450,000	Quarterly	(319,606)	(292,126)	(27,480)
Marriott International, Inc. 2.300%, 01/15/2022	12/20/2026	1.000%	0.764%	$	9,400,000	Quarterly	111,124	77,254	33,870
MBIA, Inc. 6.625%, 10/01/2028	12/20/2026	5.000%	4.368%		6,350,000	Quarterly	172,006	234,108	(62,102)
MetLife, Inc. 3.600%, 11/13/2025	12/20/2026	1.000%	0.564%		9,200,000	Quarterly	203,551	214,917	(11,366)
MGIC Investment Corp. 5.750%, 08/15/2023	12/20/2026	5.000%	1.402%		8,050,000	Quarterly	1,420,062	1,446,037	(25,975)
MGM Resorts International 5.750%, 06/15/2025	12/20/2026	5.000%	2.282%		8,250,000	Quarterly	1,058,702	1,204,227	(145,525)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2026	1.000%	0.461%		9,150,000	Quarterly	251,400	274,109	(22,709)
Murphy Oil Corp. 7.050%, 05/01/2029	12/20/2026	1.000%	3.297%		1,850,000	Quarterly	(192,812)	(189,625)	(3,187)
Navient Corp. 5.500%, 01/25/2023	12/20/2026	5.000%	3.269%		8,400,000	Quarterly	657,475	997,469	(339,994)
Next Group Plc 3.625%, 05/18/2028	12/20/2026	1.000%	0.773%	EUR	7,900,000	Quarterly	107,244	100,980	6,264

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Occidental Petroleum Corp. 5.550%, 03/15/2026	12/20/2026	1.000%	1.808%	$	4,800,000	Quarterly	$(187,435)	$(204,000)	$16,565
Olin Corp. 5.500%, 08/15/2022	12/20/2026	1.000%	1.835%		9,800,000	Quarterly	(395,724)	(275,039)	(120,685)
OneMain Finance Corp. 5.625%, 03/15/2023	12/20/2026	5.000%	2.353%		8,000,000	Quarterly	996,448	1,075,893	(79,445)
Premier Foods Finance Plc 3.500%, 10/15/2026	12/20/2026	5.000%	1.998%	EUR	7,050,000	Quarterly	1,203,281	1,342,682	(139,401)
Prudential Financial, Inc. 3.878%, 03/27/2028	12/20/2026	1.000%	0.563%	$	2,000,000	Quarterly	44,381	43,659	722
Publicis Groupe S.A. 1.125%, 12/16/2021	12/20/2026	1.000%	0.607%	EUR	7,650,000	Quarterly	181,519	187,184	(5,665)
Publicis Groupe S.A. 0.500%, 11/03/2023	12/20/2026	1.000%	0.607%		350,000	Quarterly	8,305	8,624	(319)
Rexel S.A. 2.750%, 06/15/2026	12/20/2026	5.000%	1.118%		3,350,000	Quarterly	768,417	787,494	(19,077)
Rolls-Royce Plc 0.875%, 05/09/2024	12/20/2026	1.000%	1.895%		8,600,000	Quarterly	(440,863)	(538,733)	97,870
RR Donnelley & Sons Co. 8.250%, 07/01/2027	6/20/2026	5.000%	5.071%	$	8,650,000	Quarterly	(28,746)	103,392	(132,138)
Saipem Finance International B.V. 3.750%, 09/08/2023	12/20/2026	5.000%	3.449%	EUR	2,800,000	Quarterly	231,824	256,583	(24,759)
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2026	1.000%	0.606%	$	9,200,000	Quarterly	183,262	211,305	(28,043)
Simon Property Group L.P. 2.750%, 06/01/2023	12/20/2026	1.000%	0.660%		9,400,000	Quarterly	161,454	162,325	(871)
Stellantis N.V. 5.250%, 04/15/2023	12/20/2026	5.000%	1.051%	EUR	6,650,000	Quarterly	1,556,112	1,656,486	(100,374)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2026	1.000%	0.916%		8,000,000	Quarterly	39,389	33,386	6,003
Teck Resources Ltd. 6.125%, 10/01/2035	12/20/2026	5.000%	1.208%	$	8,000,000	Quarterly	1,499,854	1,507,629	(7,775)
Telefonica Emisiones S.A. 1.528%, 01/17/2025	12/20/2026	1.000%	0.605%	EUR	8,000,000	Quarterly	190,836	200,727	(9,891)
Tenet Healthcare Corp. 6.875%, 11/15/2031	12/20/2026	5.000%	2.674%	$	8,550,000	Quarterly	922,729	981,824	(59,095)
Tesco Plc 6.150%, 11/15/2037	12/20/2026	1.000%	0.699%	EUR	8,000,000	Quarterly	144,305	151,545	(7,240)
Tesla, Inc. 5.300%, 08/15/2025	12/20/2026	1.000%	1.248%	$	2,900,000	Quarterly	(35,765)	(30,020)	(5,745)
UBS Group AG 3.491%, 05/23/2023	12/20/2026	1.000%	0.431%	EUR	7,700,000	Quarterly	266,888	274,094	(7,206)
United Rentals North America, Inc. 4.875%, 01/15/2028	12/20/2026	5.000%	1.090%	$	7,950,000	Quarterly	1,544,332	1,568,397	(24,065)
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.125%, 12/15/2024	12/20/2026	5.000%	3.209%		8,700,000	Quarterly	705,487	774,576	(69,089)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Vivendi SE 1.875%, 05/26/2026	12/20/2026	1.000%	0.751%	EUR	7,900,000	Quarterly	$117,695	$165,844	$(48,149)
Wendel SE 2.750%, 10/02/2024	12/20/2026	5.000%	0.624%		6,500,000	Quarterly	1,717,583	1,771,060	(53,477)
Xerox Corp. 3.800%, 05/15/2024	12/20/2026	1.000%	2.819%	$	6,900,000	Quarterly	(581,188)	(448,725)	(132,463)
Yum! Brands, Inc. 7.750%, 04/01/2025	12/20/2026	1.000%	1.110%		9,550,000	Quarterly	(53,111)	18,500	(71,611)

Total Sell Protection							$31,462,694	$34,637,366	$(3,174,672)

Total							$10,604,850	$12,444,017	$(1,839,167)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 36 and CDX North America High Yield Index Series 37.

(4)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Mexico Government International Bond 4.150%, 03/28/2027	6/20/2026	Barclays Bank Plc	(1.000%)	0.915%	$	(5,710,000)	Quarterly	$(22,269)	$22,998	$(45,267)

Total Buy Protection								$(22,269)	$22,998	$(45,267)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS
Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Direct Line Insurance Group Plc EUR	5/28/2022	Goldman Sachs & Co.	Pays	1 Month EONIA + 0.500%	EUR	(95,736)	Monthly	$—	$—	$—
Equiniti Group Plc GBP	4/28/2022	Goldman Sachs & Co.	Pays	1 Month SONIA + 0.700%	GBP	(1,000,440)	Monthly	1,507	—	1,507
Gamesys Group Plc GBP	3/25/2022	Goldman Sachs & Co.	Pays	1 Month GBP LIBOR + 0.750%		(1,025,552)	Monthly	3,507	—	3,507
GCP Student Living Plc GBP	7/16/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.900%		(652,315)	Monthly	(6,122)	—	(6,122)
John Laing Group Plc GBP	5/19/2022	Goldman Sachs & Co.	Pays	1 Month SONIA + 0.490%		(1,607,163)	Monthly	10,807	—	10,807
Meggitt Plc GBP	8/2/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.550%		(1,595,828)	Monthly	(131,695)	—	(131,695)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount(1)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation / (Depreciation)
Sanne Group Plc GBP	6/14/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.450%	$	(1,067,408)	Monthly	$(41,739)	$—	$(41,739)
Spire Healthcare Group Plc GBP	5/26/2022	Goldman Sachs & Co.	Pays	1 Month SONIO + 0.900%		(743,387)	Monthly	(123,561)	—	(123,561)
UDG Healthcare Plc GBP	4/30/2022	Goldman Sachs & Co.	Pays	1 Month SONIA + 0.500%		(2,304,484)	Monthly	2,880	—	2,880
Ultra Electronics Holdings Plc GBP	7/23/2022	Goldman Sachs & Co.	Pays	1 Month SONIA + 0.450%		(529,387)	Monthly	7,571	—	7,571
WM Morrison Supermarkets GBP	6/30/2022	Goldman Sachs & Co.	Pays	1 Month SONIA + 0.400%		(3,335,610)	Monthly	33,787	—	33,787
iBoxx USD Liquid High Yield USD	12/20/2021	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 0.000%	$	140,000,000	Quarterly	255,998	—	255,998
Gamesys Group Plc GBP	3/25/2022	Morgan Stanley & Co.	Pays	1 Month SONIA + 0.940%	GBP	(507,467)	Monthly	1,853	—	1,853
iShares Russell 2000 Value ETF USD	2/28/2022	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%	$	1,030,195	Monthly	32,695	—	32,695
Vici Properties, Inc. USD	8/31/2022	Morgan Stanley & Co.	Receives	FEDL01 - 0.400%		2,946,917	Monthly	115,605	—	115,605

Total								$163,093	$—	$163,093

(1)	Notional amounts are denominated in foreign currency where indicated.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Accenture Plc	Morgan Stanley & Co.	$350.00	10/15/2021	(4)	$(127,968)	$(140)	$(1,167)	$1,027
American Tower Corp.	Morgan Stanley & Co.	300.00	10/15/2021	(3)	(79,623)	(38)	(860)	822
Apple, Inc.	Morgan Stanley & Co.	160.00	10/15/2021	(10)	(141,500)	(60)	(1,667)	1,607
Applied Materials, Inc.	Morgan Stanley & Co.	145.00	10/15/2021	(11)	(141,603)	(264)	(1,801)	1,537
Blackstone, Inc.	Morgan Stanley & Co.	125.00	10/15/2021	(12)	(139,608)	(792)	(1,906)	1,114
Bristol-Myers Squibb Co.	Morgan Stanley & Co.	70.00	10/15/2021	(15)	(88,755)	(45)	(1,646)	1,601
Comcast Corp.	Morgan Stanley & Co.	62.50	10/15/2021	(18)	(100,674)	(108)	(1,165)	1,057
ConocoPhillips	Morgan Stanley & Co.	60.00	10/15/2021	(9)	(60,993)	(7,740)	(819)	(6,921)
Costco Wholesale Corp.	Morgan Stanley & Co.	480.00	10/15/2021	(3)	(134,805)	(207)	(1,070)	863
Deere & Co.	Morgan Stanley & Co.	390.00	10/15/2021	(3)	(100,521)	(54)	(1,590)	1,536
Fox Corp.	Morgan Stanley & Co.	40.00	10/15/2021	(37)	(148,407)	(4,810)	(1,500)	(3,310)
Goldman Sachs Group, Inc. (The)	Morgan Stanley & Co.	435.00	10/15/2021	(3)	(113,409)	(87)	(1,460)	1,373
Home Depot, Inc. (The)	Morgan Stanley & Co.	345.00	10/15/2021	(5)	(164,130)	(540)	(1,174)	634
Intuit, Inc.	Morgan Stanley & Co.	580.00	10/15/2021	(2)	(107,902)	(264)	(1,901)	1,637
Iron Mountain, Inc.	Morgan Stanley & Co.	47.50	10/15/2021	(22)	(95,590)	(132)	(1,294)	1,162
JPMorgan Chase & Co.	Morgan Stanley & Co.	165.00	10/15/2021	(9)	(147,321)	(2,601)	(1,959)	(642)
Lowe’s Cos., Inc.	Morgan Stanley & Co.	220.00	10/15/2021	(3)	(60,858)	(60)	(460)	400
Microsoft Corp.	Morgan Stanley & Co.	320.00	10/15/2021	(3)	(84,576)	(30)	(740)	710
Morgan Stanley & Co.	Morgan Stanley & Co.	110.00	10/15/2021	(16)	(155,696)	(224)	(2,508)	2,284
Nike, Inc.	Morgan Stanley & Co.	180.00	10/15/2021	(9)	(130,707)	(45)	(2,662)	2,617
NVIDIA Corp.	Morgan Stanley & Co.	247.50	10/15/2021	(6)	(124,296)	(114)	(1,702)	1,588
NXP Semiconductors N.V.	Morgan Stanley & Co.	230.00	10/15/2021	(7)	(137,109)	(77)	(2,357)	2,280
Oracle Corp.	Morgan Stanley & Co.	95.00	10/15/2021	(16)	(139,408)	(144)	(2,060)	1,916
Pfizer, Inc.	Morgan Stanley & Co.	55.00	10/15/2021	(20)	(86,020)	(20)	(1,274)	1,254
Procter & Gamble Co. (The)	Morgan Stanley & Co.	150.00	10/15/2021	(7)	(97,860)	(77)	(516)	439
Ross Stores, Inc.	Morgan Stanley & Co.	135.00	10/15/2021	(8)	(87,080)	(80)	(942)	862
Target Corp.	Morgan Stanley & Co.	270.00	10/15/2021	(4)	(91,508)	(20)	(767)	747
Texas Instruments, Inc.	Morgan Stanley & Co.	200.00	10/15/2021	(5)	(96,105)	(590)	(889)	299
Thermo Fisher Scientific, Inc.	Morgan Stanley & Co.	580.00	10/15/2021	(1)	(57,133)	(900)	(697)	(203)
TJX Cos., Inc. (The)	Morgan Stanley & Co.	80.00	10/15/2021	(14)	(92,372)	(42)	(1,494)	1,452

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2021 (Unaudited)(Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
UnitedHealth Group, Inc.	Morgan Stanley & Co.	$450.00	10/15/2021	(3)	$(117,222)	$(39)	$(1,250)	$1,211

Total Written Options						$(20,344)	$(43,297)	$22,953

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 0.0%
Consumer Staples: 0.0%
648	Moran Foods LLC*	$3,565

TOTAL COMMON STOCKS (Cost $0)		3,565

PREFERRED STOCKS: 2.2%
Financials: 2.1%
	American Financial Group, Inc.
1,795	4.500%, 09/15/2060	48,985
	Assurant, Inc.
2,000	5.250%, 01/15/2061	54,040
	Bank of America Corp.
4,000	4.375%, 11/03/2025(a)	105,400
	Bank of America Corp.
6,000	4.125%, 02/02/2026(a)	154,260
	CNO Financial Group, Inc.
2,000	5.125%, 11/25/2060	53,300
	Equitable Holdings, Inc.
2,800	4.300%, 03/15/2026(a)	70,000
	Federal Agricultural Mortgage Corp.
2,000	5.750%, 07/17/2025(a)	54,120
	First Republic Bank
2,400	4.125%, 10/30/2025(a)	59,976
	First Republic Bank
8,000	4.250%, 03/30/2026(a)	200,800
	Gladstone Investment Corp.
6,600	4.875%, 11/01/2028	176,682
	Horizon Technology Finance Corp.
6,400	4.875%, 03/30/2026	164,704
	PartnerRe Ltd.
1,158	4.875%, 03/15/2026(a)	31,023
	Prudential Financial, Inc.
4,400	4.125%, 09/01/2060	113,784
	Selective Insurance Group, Inc.
2,000	4.600%, 12/15/2025(a)	52,060
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2025	445,060
	W R Berkley Corp.
849	4.250%, 09/30/2060	23,025
	W R Berkley Corp.
5,660	4.125%, 03/30/2061	150,556
	Wells Fargo & Co.
6,000	4.700%, 12/15/2025(a)	157,680

		2,115,455

Real Estate: 0.1%
	Public Storage
1,744	4.125%, 08/14/2025(a)	45,519

TOTAL PREFERRED STOCKS (Cost $2,070,150)		2,160,974

CLOSED-END FUNDS: 0.4%
3,011	Ares Dynamic Credit Allocation Fund, Inc.	48,748
16,320	BlackRock Corporate High Yield Fund, Inc.	199,104
3,836	BlackRock Credit Allocation Income Trust	58,115
1,523	BlackRock Debt Strategies Fund, Inc.	17,576
6,038	Blackstone Strategic Credit Fund	83,626

Shares		Value
1,347	Eaton Vance Ltd. Duration Income Fund	$17,754
2,269	Western Asset High Income Opportunity Fund, Inc.	11,776

TOTAL CLOSED-END FUNDS (Cost $303,713)		436,699

Principal Amount^
ASSET-BACKED SECURITIES: 16.1%
	AASET Trust
$220,258	Series 2019-2-B 4.458%, 10/16/2039(b)	189,104
244,877	Series 2020-1A-B 4.335%, 01/16/2040(b)	179,779
	AASET US Ltd.
195,262	Series 2018-2A-A 4.454%, 11/18/2038(b)	189,987
	ABPCI Direct Lending Fund ABS I Ltd.
120,000	Series 2020-1A-B 4.935%, 12/20/2030(b)	119,423
	ABPCI Direct Lending Fund CLO I LLC
250,000	Series 2017-1A-DR 4.634%, 04/20/2032(b)(c) 3 mo. USD LIBOR + 4.500%	250,119
	Adams Outdoor Advertising L.P.
371,864	Series 2018-1-A 4.810%, 11/15/2048(b)	392,274
	AIM Aviation Finance Ltd.
156,502	Series 2015-1A-A1 4.213%, 02/15/2040(b)(d)	135,233
	Anchorage Credit Funding 3 Ltd.
250,000	Series 2016-3A-BR 3.471%, 01/28/2039(b)	248,798
	Anchorage Credit Funding 4 Ltd.
250,000	Series 2016-4A-CR 3.523%, 04/27/2039(b)	250,396
	Applebee’s Funding LLC / IHOP Funding LLC
99,000	Series 2019-1A-A2I 4.194%, 06/07/2049(b)	101,157
	Ares Finance Co. II LLC
500,000	0.000%, 10/15/2036	500,734
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 1.934%, 04/20/2028(b)(c) 3 mo. USD LIBOR + 1.800%	350,173
	Business Jet Securities LLC
112,153	Series 2020-1A-B 3.967%, 11/15/2035(b)	115,155
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	227,109
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	104,533
	Castlelake Aircraft Securitization Trust
169,133	Series 2018-1-A 4.125%, 06/15/2043(b)	168,947
	Castlelake Aircraft Structured Trust
217,349	Series 2021-1A-B 6.656%, 01/15/2046(b)	235,374

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	CHCP Ltd.
$100,000	Series 2021-FL1-D 3.000%, 02/15/2038(b)(c) 1 mo. USD LIBOR + 3.114%	$100,285
	CIFC Funding II Ltd.
250,000	Series 2017-2A-DR 3.234%, 04/20/2030(b)(c) 3 mo. USD LIBOR + 3.100%	250,044
	Digital Brige Issuer LLC
350,000	Series 2021-1A-A2 3.933%, 09/25/2051(b)	352,150
	Drug Royalty III L.P.
237,893	Series 2018-1A-A1 1.726%, 10/15/2031(b)(c) 3 mo. USD LIBOR + 1.600%	236,104
	Dryden Senior Loan Fund
300,000	Series 2021-87A-SUB 0.000%, 05/20/2034(b)(e)	276,817
	Elm Trust
110,000	Series 2020-4A-B 3.866%, 10/20/2029(b)	109,739
	Falcon Aerospace Ltd.
245,854	Series 2017-1-B 6.300%, 02/15/2042(b)	238,336
	Firstkey Revolving Trust
150,000	2.211%, 11/30/2058	150,041
	Firstkey Revolving Trust
137,303	3.250%, 12/25/2023(f)	137,303
	GAIA Aviation Ltd.
165,157	Series 2019-1-A 3.967%, 12/15/2044(b)(d)	165,054
	GoldentTree Loan Management US CLO 1 Ltd.
250,000	Series 2021-9A-D 3.034%, 01/20/2033(b)(c) 3 mo. USD LIBOR + 2.900%	250,344
	Golub Capital Partners ABS Funding Ltd.
150,000	Series 2020-1A-B 4.496%, 01/22/2029(b)	150,144
	Hercules Capital Funding Trust
230,747	Series 2018-1A-A 4.605%, 11/22/2027(b)	232,002
69,524	Series 2019-1A-A 4.703%, 02/20/2028(b)	70,174
	Hull Street CLO Ltd.
300,000	Series 2014-1A-CR 2.834%, 10/18/2026(b)(c) 3 mo. USD LIBOR + 2.700%	300,035
	IP Lending II Ltd.
100,000	Series 2021-2A-SNR 3.650%, 07/15/2025(b)	100,000
	JOL Air Ltd.
209,973	Series 2019-1-A 3.967%, 04/15/2044(b)	208,538
	LoanCore Issuer Ltd.
100,000	Series 2021-CRE5-D 3.084%, 07/15/2036(b)(c) 1 mo. USD LIBOR + 3.000%	100,250

Principal Amount^		Value
	Madison Park Funding XLVIII Ltd.
$250,000	Series 2021-48A-D 3.134%, 04/19/2033(b)(c) 3 mo. USD LIBOR + 3.000%	$250,205
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 1.581%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.450%	493,122
250,000	Series 2013-5A-BR 1.981%, 11/21/2027(b)(c) 3 mo. USD LIBOR + 1.850%	245,493
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 2.684%, 06/15/2028(b)(c) 1 mo. USD LIBOR + 2.600%	99,985
	MCA Fund Holding LLC
238,907	Series 2020-1-B 4.247%, 11/15/2035(b)	237,339
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 2.326%, 07/15/2029(b)(c) 3 mo. USD LIBOR + 2.200%	500,247
	Monroe Capital ABS Funding Ltd.
180,000	Series 2021-1A-A2 2.815%, 04/22/2031(b)	178,809
	Monroe Capital CLO Ltd.
250,000	Series 2014-1A-CR 2.538%, 10/22/2026(b)(c) 3 mo. USD LIBOR + 2.400%	250,055
	Morgan Stanley ABS Capital I, Inc. Trust
299,861	Series 2006-HE8-A2D 0.306%, 10/25/2036(c) 1 mo. USD LIBOR + 0.220%	180,936
375,526	Series 2007-HE4-A2C 0.316%, 02/25/2037(c) 1 mo. USD LIBOR + 0.230%	167,557
	Morgan Stanley IXIS Real Estate Capital Trust
380,352	Series 2006-2-A4 0.306%, 11/25/2036(c) 1 mo. USD LIBOR + 0.220%	175,804
	Nassau CFO LLC
203,487	Series 2019-1-A 3.980%, 08/15/2034(b)	206,666
	Neuberger Berman Loan Advisers CLO 44 Ltd.
250,000	Series 2021-44A-SUB 0.000%, 10/16/2034(b)(e)	224,084
	NewStar Clarendon Fund CLO LLC
147,737	Series 2014-1A-BR 2.175%, 01/25/2027(b)(c) 3 mo. USD LIBOR + 2.050%	147,806
300,000	Series 2014-1A-CR 3.175%, 01/25/2027(b)(c) 3 mo. USD LIBOR + 3.050%	299,475
	Newtek Small Business Loan Trust
124,065	Series 2018-1-A 2.700%, 02/25/2044(b)(c) 1 mo. PRIME - 0.550%	122,372
56,393	Series 2018-1-B 4.000%, 02/25/2044(b)(c) 1 mo. PRIME + 0.750%	54,674

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Northwoods Capital 20 Ltd.
$250,000	Series 2019-20A-DR 4.395%, 01/25/2032(b)(c) 3 mo. USD LIBOR + 4.270%	$249,665
	Oxford Finance Funding LLC
430,000	Series 2020-1A-B 4.037%, 02/15/2028(b)	441,338
	Palmer Square Loan Funding Ltd.
250,000	Series 2021-1A-C 3.034%, 04/20/2029(b)(c) 3 mo. USD LIBOR + 2.900%	250,178
200,000	Series 2021-2A-SUB 0.000%, 05/20/2029(b)(e)	186,000
250,000	Series 2021-3A-C 2.671%, 07/20/2029(b)(c) 3 mo. USD LIBOR + 2.500%	250,247
200,000	Series 2021-3A-SUB 0.000%, 07/20/2029(b)(e)	190,153
	PennantPark CLO Ltd.
250,000	Series 2020-2A-D 6.626%, 01/15/2032(b)(c) 3 mo. USD LIBOR + 6.500%	250,115
	ReadyCap Lending Small Business Loan Trust
142,852	Series 2019-2-A 2.750%, 12/27/2044(b)(c) 1 mo. PRIME - 0.500%	137,048
	Republic Finance Issuance Trust
240,000	Series 2020-A-B 3.540%, 11/20/2030(b)	247,535
	Saganaw Insurance Recievables LLC
76,031	Series 2019-1A-A 5.125%, 12/01/2023(b)	76,773
	Sapphire Aviation Finance I Ltd.
150,267	Series 2018-1A-A 4.250%, 03/15/2040(b)	148,613
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(b)	210,938
	Secured Tenant Site Contract Revenue Notes
117,522	Series 2018-1A-C 3.970%, 06/15/2048(b)	119,757
	Stack Infrastructure Issuer LLC
448,117	Series 2019-1A-A2 4.540%, 02/25/2044(b)	471,719
	Sunbird Engine Finance LLC
195,967	Series 2020-1A-B 4.703%, 02/15/2045(b)	144,938
	Thrust Engine Leasing
437,788	Series 2021-1A-B 6.121%, 07/15/2040(b)	433,649
	VB-S1 Issuer LLC
100,000	Series 2020-1A-D 4.090%, 06/15/2050(b)	105,270
150,000	Series 2020-1A-F 6.657%, 06/15/2050(b)	162,962
	VCP RRL ABS I Ltd.
100,000	Series 2021-1A-C 5.425%, 10/20/2031(b)	100,159
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(e)	74,132

Principal Amount^		Value
	Wachovia Asset Securitization Issuance II LLC Trust
$193,578	Series 2007-HE2A-A 0.216%, 07/25/2037(b)(c) 1 mo. USD LIBOR + 0.130%	$188,808
	WRG Debt Funding IV LLC
396,407	Series 2020-1-B 6.535%, 07/15/2028(b)	396,545

TOTAL ASSET-BACKED SECURITIES (Cost $16,004,663)		15,856,826

BANK LOANS: 26.4%
	AAdvantage Loyalty IP Ltd.
700,000	5.500%, 04/20/2028(c) 3 mo. LIBOR + 4.750%	724,643
	Accuride Corp.
48,597	6.250%, 11/17/2023(c) 3 mo. LIBOR + 5.250%	47,109
	AHP Health Partners, Inc.
288,000	0.000%, 08/04/2028(g)	289,171
482,000	4.000%, 08/04/2028(c) 1 mo. LIBOR + 3.500%	483,959
	Ai Aqua Merger Sub, Inc.
11,111	0.000%, 07/31/2028(g)	11,160
88,889	4.500%, 07/31/2028(c) 1 mo. LIBOR + 4.000%	89,278
	Air Canada
735,000	4.250%, 08/11/2028(c) 3 mo. LIBOR + 3.500%	738,980
	AL NGPL Holdings LLC
340,000	4.750%, 04/14/2028(c) 3 mo. LIBOR + 3.750%	341,912
	Allen Media LLC
521,966	5.632%, 02/10/2027(c) 3 mo. LIBOR + 5.500%	522,783
	American Rock Salt Co. LLC
99,750	4.750%, 06/04/2028(c) 1 mo. LIBOR + 4.000%	100,407
	American Trailer World Corp.
99,750	4.500%, 03/03/2028(c) 1 mo. LIBOR + 3.750%	99,413
	Anchor Packaging, Inc.
98,340	4.084%, 07/18/2026(c) 1 mo. LIBOR + 4.000%	98,402
	API Technologies Corp.
97,750	4.334%, 05/09/2026(c) 1 mo. LIBOR + 4.250%	95,245
	ApttusCorp.
100,000	5.000%, 05/08/2028(c) 3 mo. LIBOR + 4.250%	100,646
	Arcline FM Holdings LLC
100,000	5.500%, 06/23/2028(c) 3 mo. LIBOR + 4.750%	100,250
	Arctic Glacier U.S.A., Inc.
100,000	4.500%, 03/20/2024(c) 3 mo. LIBOR + 3.500%	95,563
	Ascend Learning LLC
74,250	4.750%, 07/12/2024(c) 1 mo. LIBOR + 3.750%	74,436
	Aston FinCo S.A.R.L.
98,500	4.332%, 10/09/2026(c) 1 mo. LIBOR + 4.250%	98,203

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Atlas CC Acquisition Corp.
$82,891	5.000%, 05/25/2028(c) 3 mo. LIBOR + 4.250%	$83,311
16,859	5.000%, 05/25/2028(c) 3 mo. LIBOR + 4.250%	16,945
	BCP Renaissance Parent LLC
633,622	4.500%, 10/31/2024(c) 3 mo. LIBOR + 3.500%	629,345
	BCPE Empire Holdings, Inc.
98,061	4.084%, 06/11/2026(c) 1 mo. LIBOR + 4.000%	97,652
65,882	4.500%, 06/11/2026(c) 1 mo. LIBOR + 4.000%	65,786
	Blue Ribbon LLC
98,750	6.750%, 05/04/2028(c) 3 mo. LIBOR + 6.000%	97,269
	BWAY Holding Co.
57,680	3.334%, 04/03/2024(c) 1 mo. LIBOR + 3.250%	56,594
	CambrexCorp.
99,250	4.250%, 12/04/2026(c) 1 mo. LIBOR + 3.500%	99,515
	Camin Cargo Control, Inc.
99,750	7.500%, 06/04/2026(c) 1 mo. LIBOR + 6.500%	99,251
	Capstone Acquisition Holdings, Inc.
13,194	0.000%, 11/12/2027(g)	13,252
99,499	5.750%, 11/12/2027(c) 1 mo. LIBOR + 4.750%	99,934
	Cast and Crew Payroll LLC
98,361	3.834%, 02/09/2026(c) 1 mo. LIBOR + 3.750%	98,108
	CCRR Parent, Inc.
99,500	4.500%, 03/06/2028(c) 3 mo. LIBOR + 3.750%	99,873
	CD&R Hydra Buyer, Inc.
97,716	5.250%, 12/11/2024(c) 1 mo. LIBOR + 4.250%	97,838
	Charter NEX US, Inc.
99,250	4.500%, 12/01/2027(c) 3 mo. LIBOR + 4.250%	99,583
	Clarios Global L.P.
621,040	0.000%, 04/30/2026(g)	705,790
535,761	3.334%, 04/30/2026(c) 1 mo. LIBOR + 3.250%	534,087
	Cologix, Inc.
99,750	4.500%, 05/01/2028(c) 1 mo. LIBOR + 3.750%	100,062
	Comet Acquisition, Inc.
97,250	3.382%, 10/24/2025(c) 3 mo. LIBOR + 3.250%	95,743
	Connect Finco S.A.R.L
517,374	4.500%, 12/11/2026(c) 1 mo. LIBOR + 3.500%	518,344
	CP Atlas Buyer, Inc.
99,500	4.250%, 11/23/2027(c) 3 mo. LIBOR + 3.750%	99,325
	CPC Acquisition Corp.
199,000	4.500%, 12/29/2027(c) 3 mo. LIBOR + 3.750%	199,166

Principal Amount^		Value
	CPM Holdings, Inc.
$97,250	3.586%, 11/17/2025(c) 1 mo. LIBOR + 3.500%	$96,885
	Cross Financial Corp.
99,750	4.750%, 09/15/2027(c) 1 mo. LIBOR + 4.000%	100,186
	Deerfield Dakota Holding LLC
98,750	4.750%, 04/09/2027(c) 1 mo. LIBOR + 3.750%	99,159
	Denali Water Solutions
89,775	5.000%, 03/25/2028(c) 3 mo. LIBOR + 4.250%	89,972
	DG Investment Intermediate Holdings 2, Inc.
15,957	4.500%, 03/31/2028(c) 1 mo. LIBOR + 3.750%	16,031
82,477	4.500%, 03/31/2028(c) 1 mo. LIBOR + 3.750%	82,860
	DiversiTech Holdings, Inc.
99,232	4.250%, 12/02/2024(c) 3 mo. LIBOR + 3.250%	99,325
	DXP Enterprises, Inc.
99,250	5.750%, 12/16/2027(c) 1 mo. LIBOR + 4.750%	99,343
	Eastern Power LLC
655,273	4.750%, 10/02/2025(c) 3 mo. LIBOR + 3.750%	585,162
	Eisner Advisory Group LLC
90,909	6.000%, 07/28/2028(c) 3 mo. LIBOR + 5.250%	91,137
	Entrans International LLC
67,000	6.084%, 11/01/2024(c) 1 mo. LIBOR + 6.000%	63,315
	EyeCare Partners LLC
98,646	3.882%, 02/18/2027(c) 3 mo. LIBOR + 3.750%	98,246
	First Brands Group LLC
99,500	6.000%, 03/30/2027(c) 1 mo. LIBOR + 5.000%	100,719
	Franchise Group Intermediate Holdco LLC
81,545	5.500%, 03/10/2026(c) 3 mo. LIBOR + 4.750%	82,105
	GEON Performance Solutions LLC
360,000	5.500%, 08/18/2028(c) 3 mo. LIBOR + 4.750%	363,037
	Gibson Brands Inc.
100,000	5.750%, 06/25/2028(c) 3 mo. LIBOR + 5.000%	99,500
	GIP II Blue Holding, L.P
380,000	0.000%, 09/29/2028(g)	380,477
	Global Medical Response, Inc.
260,000	0.000%, 03/14/2025(g)	261,333
	GT Polaris, Inc.
99,251	4.500%, 09/24/2027(c) 3 mo. LIBOR + 3.750%	99,448
	Hamilton Projects Acquiror LLC
138,349	5.750%, 06/17/2027(c) 3 mo. LIBOR + 4.750%	139,063
	HC Group Holdings II, Inc.
198,485	3.834%, 08/06/2026(c) 1 mo. LIBOR + 3.750%	198,659

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Help At Home, Inc.
$89,550	6.000%, 10/29/2027(c) 3 mo. LIBOR + 5.000%	$89,774
10,000	6.000%, 10/29/2027(c) 3 mo. LIBOR + 5.000%	10,025
	Higginbotham Insurance Agency, Inc.
17,874	6.250%, 11/25/2026(c) 3 mo. LIBOR + 5.500%	17,740
77,645	6.250%, 11/25/2026(c) 1 mo. LIBOR + 5.500%	76,480
	HighTower Holdings LLC
80,000	4.750%, 04/21/2028(c) 3 mo. LIBOR + 4.000%	80,112
	Holding Socotec SAS
100,000	0.000%, 06/02/2028(g)	100,125
	IBC Capital Ltd.
79,273	3.870%, 09/11/2023(c) 3 mo. LIBOR + 3.750%	78,341
	ICON Luxembourg S.A.R.L.
586,929	3.000%, 07/03/2028(c) 3 mo. LIBOR + 2.500%	589,535
146,234	3.000%, 07/03/2028(c) 3 mo. LIBOR + 2.500%	146,883
	Illuminate Buyer LLC
47,245	3.584%, 06/30/2027(c) 1 mo. LIBOR + 3.500%	47,238
	Ilpea Parent Inc.
694,986	0.000%, 06/22/2028(g)	696,723
	Ilpea Parent, Inc.
792,998	5.250%, 03/02/2023(c) 1 mo. LIBOR + 4.500%	794,981
	Imagefirst Holdings LLC
4,444	5.250%, 04/27/2028(c) 3 mo. LIBOR + 4.500%	4,444
81,278	5.250%, 04/27/2028(c) 3 mo. LIBOR + 4.500%	81,278
	Jazz Financing Lux S.A.R.L.
503,738	4.000%, 05/05/2028(c) 1 mo. LIBOR + 3.500%	504,999
	Kronos Acquisition Holdings Inc.
108,616	3.834%, 12/22/2026(c) 1 mo. LIBOR + 3.750%	106,231
	LTI Holdings, Inc.
97,000	3.584%, 09/06/2025(c) 1 mo. LIBOR + 3.500%	95,848
	Mavis Tire Express Services Corp.
99,750	4.750%, 05/04/2028(c) 1 mo. LIBOR + 4.000%	100,107
	MB2 Dental Solutions LLC
40,889	0.000%, 01/29/2027(g)	40,480
27,362	7.000%, 01/29/2027(c) 6 mo. LIBOR + 6.000%	27,089
110,091	7.000%, 01/29/2027(c) 3 mo. LIBOR + 6.000%	108,136
	MDVIP, Inc.
99,227	5.250%, 11/14/2024(c) 1 mo. LIBOR + 4.250%	99,227
	Medline Industries, Inc.
102,564	0.000%, 08/04/2022(g)	102,564
97,436	0.000%, 08/04/2022(g)	97,436
350,000	0.000%, 09/20/2028(g)	349,452

Principal Amount^		Value
	Meridian Adhesives Group, Inc.
$100,000	4.750%, 07/24/2028(c) 3 mo. LIBOR + 4.000%	$100,000
	Midwest Veterinary Partners LLC
100,000	4.750%, 04/26/2028(c) 6 mo. LIBOR + 4.000%	100,125
	Mileage Plus Holdings LLC
100,000	6.250%, 06/21/2027(c) 3 mo. LIBOR + 5.250%	106,344
	Moran Foods LLC
11,670	8.000%, 04/01/2024(c) 1 mo. LIBOR + 7.000%	11,903
14,580	11.750%, 10/01/2024(c) 1 mo. LIBOR + 10.750%	12,757
	Motel 6
100,000	5.750%, 09/09/2026(c) 1 mo. LIBOR + 5.000%	100,625
	MPH Acquisition Holdings LLC
350,000	0.000%, 08/17/2028(g)	346,502
760,000	4.750%, 08/17/2028(c) 3 mo. LIBOR + 4.250%	752,404
	NA Rail Hold Co. LLC
98,995	4.632%, 10/19/2026(c) 3 mo. LIBOR + 4.500%	99,428
	National Mentor Holdings, Inc.
5,533	4.500%, 03/02/2028(c) 3 mo. LIBOR + 3.750%	5,540
89,663	4.500%, 03/02/2028(c) 1 mo. LIBOR + 3.750%	89,775
	NFP Corp.
48,623	3.334%, 02/15/2027(c) 1 mo. LIBOR + 3.250%	48,215
	NorthRiver Midstream Finance L.P.
582,243	3.395%, 10/01/2025(c) 3 mo. LIBOR + 3.250%	581,757
	Organon & Co.
543,638	3.500%, 06/02/2028(c) 3 mo. LIBOR + 3.000%	545,676
	Packers Holdings LLC
99,504	4.000%, 03/09/2028(c) 3 mo. LIBOR + 3.250%	99,193
	PAI Holdco, Inc.
99,500	4.250%, 10/28/2027(c) 3 mo. LIBOR + 3.500%	99,770
	Park River Holdings, Inc.
199,500	4.000%, 12/28/2027(c) 3 mo. LIBOR + 3.250%	198,939
	Pelican Products, Inc.
78,930	4.500%, 05/01/2025(c) 6 mo. LIBOR + 3.500%	78,831
	Peraton Holding Corp.
99,500	4.500%, 02/01/2028(c) 1 mo. LIBOR + 3.750%	99,733
	PetVet Care Centers LLC
198,481	4.250%, 02/14/2025(c) 1 mo. LIBOR + 3.500%	198,792
	Planview Parent, Inc.
99,250	4.750%, 12/17/2027(c) 3 mo. LIBOR + 4.000%	99,685
	Playpower, Inc.
90,606	5.632%, 05/08/2026(c) 3 mo. LIBOR + 5.500%	89,549
	Polaris Newco LLC
100,000	4.500%, 06/02/2028(c) 6 mo. LIBOR + 4.000%	100,334

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Pro Mach Group, Inc.
$86,034	5.000%, 08/31/2028(c) 1 mo. LIBOR + 4.000%	$86,525
	Project Ruby Ultimate Parent Corp.
99,500	4.000%, 03/03/2028(c) 1 mo. LIBOR + 3.250%	99,500
	Protective Industrial Products, Inc.
199,500	4.750%, 01/20/2028(c) 1 mo. LIBOR + 4.000%	199,500
	Provation Software Group, Inc.
99,500	5.500%, 12/22/2027(c) 1 mo. LIBOR + 4.750%	98,505
	Quirch Foods Holdings LLC
99,250	5.750%, 10/19/2027(c) 1 mo. LIBOR + 4.750%	99,840
	RCP Vega, Inc.
88,867	4.834%, 04/30/2026(c) 1 mo. LIBOR + 4.750%	88,200
	Resonetics LLC
100,000	4.750%, 04/28/2028(c) 3 mo. LIBOR + 4.250%	100,292
	SCP Eye Care Services LLC
85,014	5.250%, 03/16/2028(c) 6 mo. LIBOR + 4.500%	85,120
	ScribeAmerica Intermediate Holdco LLC
47,874	4.584%, 04/03/2025(c) 1 mo. LIBOR + 4.500%	45,600
	Service Logic Acquisition, Inc.
6,196	4.750%, 10/29/2027(c) 3 mo. LIBOR + 4.000%	6,227
77,206	4.750%, 10/29/2027(c) 3 mo. LIBOR + 4.000%	77,592
	Sitecore Holding III A/S
100,000	7.000%, 09/01/2028(c) 3 mo. LIBOR + 6.500%	98,500
	Southern Veterinary Partners LLC
12,091	5.000%, 10/05/2027(c) 6 mo. LIBOR + 4.000%	12,151
87,220	5.000%, 10/05/2027(c) 3 mo. LIBOR + 4.000%	87,656
	Sovos Brands Intermediate, Inc.
89,707	4.500%, 06/08/2028(c) 3 mo. LIBOR + 3.750%	89,912
	Sovos Compliance LLC
85,274	5.000%, 08/11/2028(c) 3 mo. LIBOR + 4.500%	85,878
	SP PF Buyer LLC
148,855	4.584%, 12/22/2025(c) 1 mo. LIBOR + 4.500%	146,622
	Syndigo LLC
149,250	5.250%, 12/15/2027(c) 3 mo. LIBOR + 4.500%	150,183
	System One Holdings LLC
760,000	0.000%, 03/02/2028(g)	761,900
758,278	4.750%, 03/02/2028(c) 3 mo. LIBOR + 4.000%	760,174
	Teneo Holdings LLC
71,171	6.250%, 07/11/2025(c) 1 mo. LIBOR + 5.250%	71,008

Principal Amount^		Value
	Tibco Software, Inc.
$98,750	3.840%, 06/30/2026(c) 1 mo. LIBOR + 3.750%	$98,318
	Tivity Health, Inc.
209,475	4.334%, 06/30/2028(c) 1 mo. LIBOR + 4.250%	209,658
	TricorBraun Holdings, Inc.
6,258	3.750%, 03/03/2028(c) 1 mo. LIBOR + 3.250%	6,232
81,433	3.750%, 03/03/2028(c) 1 mo. LIBOR + 3.250%	81,088
	Truck Hero, Inc.
99,500	4.000%, 01/31/2028(c) 1 mo. LIBOR + 3.250%	99,417
	TVC Albany, Inc.
97,000	3.580%, 07/23/2025(c) 1 mo. LIBOR + 3.500%	95,989
	UGI Energy Services LLC
234,600	3.834%, 08/13/2026(c) 1 mo. LIBOR + 3.750%	235,333
	United Airlines, Inc.
651,725	4.500%, 04/21/2028(c) 3 mo. LIBOR + 3.750%	657,688
	Venture Global Calcasieu Pass LLC
39,755	2.463%, 08/19/2026(c) 1 mo. LIBOR + 2.375%	37,966
	Vertical Midco GmbH
99,252	4.404%, 07/30/2027(c) 6 mo. LIBOR + 4.250%	99,555
	Women’s Care Enterprises LLC
199,500	5.250%, 01/15/2028(c) 3 mo. LIBOR + 4.500%	199,688
	Wrench Group LLC
99,250	5.500%, 04/30/2026(c) 3 mo. LIBOR + 4.500%	99,374
	Xplornet Communications, Inc.
100,000	0.000%, 10/01/2021(g)	99,938
148,125	4.837%, 06/10/2027(c) 1 mo. LIBOR + 4.750%	148,231
	Yak Access LLC
100,000	10.129%, 07/10/2026(c) 3 mo. LIBOR + 10.000%	71,188
	Zebra Buyer LLC
750,000	0.000%, 04/21/2028(g)	753,214
	Zep Inc.
59,433	5.000%, 08/12/2024(c) 3 mo. LIBOR + 4.000%	58,133

TOTAL BANK LOANS (Cost $25,999,219)		26,077,315

CORPORATE BONDS: 32.3%
Basic Materials: 0.8%
	Alcoa Nederland Holding B.V.
200,000	5.500%, 12/15/2027(b)	214,936
	Clearwater Paper Corp.
37,000	4.750%, 08/15/2028(b)	38,087
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
30,000	9.000%, 07/01/2028(b)	33,114
	INEOS Quattro Finance 2 Plc
200,000	3.375%, 01/15/2026(b)	202,250

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Basic Materials (continued)
	Kaiser Aluminum Corp.
$100,000	4.500%, 06/01/2031(b)	$102,625
	Minerals Technologies, Inc.
65,000	5.000%, 07/01/2028(b)	67,519
	Valvoline, Inc.
100,000	3.625%, 06/15/2031(b)	98,875

		757,406

Communications: 2.1%
	Altice France S.A.
200,000	5.500%, 10/15/2029(b)(h)	198,233
	AMC Networks, Inc.
50,000	4.250%, 02/15/2029	49,781
	CCO Holdings LLC / CCO Holdings Capital Corp.
85,000	4.250%, 02/01/2031(b)	86,381
70,000	4.500%, 06/01/2033(b)	71,328
	Connect Finco S.A.R.L / Connect US Finco LLC
200,000	6.750%, 10/01/2026(b)	209,512
	Houghton Mifflin Harcourt Publishers, Inc.
50,000	9.000%, 02/15/2025(b)	53,240
	LCPR Senior Secured Financing DAC
200,000	5.125%, 07/15/2029(b)	206,750
	Level 3 Financing, Inc.
124,000	4.250%, 07/01/2028(b)	125,114
	Match Group Holdings II LLC
50,000	4.625%, 06/01/2028(b)	52,188
	Mav Acquisition Corp.
50,000	5.750%, 08/01/2028(b)	49,196
150,000	8.000%, 08/01/2029(b)	143,527
	Radiate Holdco LLC / Radiate Finance, Inc.
100,000	4.500%, 09/15/2026(b)	103,375
	Switch Ltd.
100,000	3.750%, 09/15/2028(b)	101,625
	UPC Broadband Finco B.V.
200,000	4.875%, 07/15/2031(b)	205,022
	ViacomCBS, Inc.
60,000	4.950%, 05/19/2050	75,082
	Virgin Media Vendor Financing Notes IV DAC
200,000	5.000%, 07/15/2028(b)	206,844
	Vodafone Group Plc
100,000	5.125%, 06/04/2081(e) 5 year CMT + 3.073%	103,110

		2,040,308

Consumer, Cyclical: 2.3%
	1011778 BC ULC / New Red Finance, Inc.
100,000	4.000%, 10/15/2030(b)	99,125
	Air Canada
100,000 (CAD)	4.625%, 08/15/2029(b)	79,124
	Air Canada Pass Through Trust
23,429	Series 2020-2-A 5.250%, 10/01/2030(b)	25,339
	Beacon Roofing Supply, Inc.
19,000	4.125%, 05/15/2029(b)	18,905

Principal Amount^		Value
Consumer, Cyclical (continued)
	Boyne USA, Inc.
$100,000	4.750%, 05/15/2029(b)	$103,375
	Deuce Finco Plc
100,000 (GBP)	5.500%, 06/15/2027(b)	136,571
	Hilton Domestic Operating Co., Inc.
150,000	4.000%, 05/01/2031(b)	152,437
50,000	3.625%, 02/15/2032(b)	49,313
	Hyatt Hotels Corp.
95,000	5.750%, 04/23/2030(i)	114,054
	JB Poindexter & Co., Inc.
75,000	7.125%, 04/15/2026(b)	79,031
	Marriott International, Inc.
70,000	4.625%, 06/15/2030	79,941
130,000	2.850%, 04/15/2031(i)	131,621
50,000	3.500%, 10/15/2032	53,102
	Murphy Oil USA, Inc.
125,000	3.750%, 02/15/2031(b)	125,937
	Nordstrom, Inc.
160,000	4.375%, 04/01/2030	163,757
	Papa John’s International, Inc.
100,000	3.875%, 09/15/2029(b)	99,363
	Penn National Gaming, Inc.
100,000	4.125%, 07/01/2029(b)	98,965
	PetSmart, Inc. / PetSmart Finance Corp.
250,000	4.750%, 02/15/2028(b)	257,969
	Powdr Corp.
15,000	6.000%, 08/01/2025(b)	15,774
	Scotts Miracle-Gro Co. (The)
50,000	4.000%, 04/01/2031(b)	49,969
	Six Flags Theme Parks, Inc.
35,000	7.000%, 07/01/2025(b)	37,319
	Suburban Propane Partners LP/Suburban Energy Finance Corp.
100,000	5.000%, 06/01/2031(b)	103,875
	Superior Plus L.P. / Superior General Partner, Inc.
100,000	4.500%, 03/15/2029(b)	103,375
	Wabash National Corp.
100,000	4.500%, 10/15/2028(b)(h)	100,000

		2,278,241

Consumer, Non-cyclical: 3.3%
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	10,510
	Avantor Funding, Inc.
75,000	4.625%, 07/15/2028(b)	79,035
	Bausch Health Cos., Inc.
625,000	4.875%, 06/01/2028(b)	648,437
	Carriage Services, Inc.
100,000	4.250%, 05/15/2029(b)	100,980
	Central Garden & Pet Co.
85,000	4.125%, 10/15/2030	87,019
	Charles River Laboratories International, Inc.
100,000	4.000%, 03/15/2031(b)	104,898
	CPI CG, Inc.
50,000	8.625%, 03/15/2026(b)	54,313
	DaVita, Inc.
49,000	4.625%, 06/01/2030(b)	50,463
	Endo Luxembourg Finance Co. I S.A.R.L/ Endo US, Inc.
100,000	6.125%, 04/01/2029(b)	100,135

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	FAGE International S.A. / FAGE USA Dairy Industry, Inc.
$200,000	5.625%, 08/15/2026(b)	$205,978
	HCRX Investments Holdco L.P.
50,000	4.500%, 08/01/2029(b)	50,313
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
50,000	3.750%, 12/01/2031(b)	52,089
	Kraft Heinz Foods Co.
50,000	5.000%, 06/04/2042	61,407
80,000	4.375%, 06/01/2046	91,179
25,000	4.875%, 10/01/2049	30,482
	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
12,000	7.000%, 12/31/2027(b)	11,505
	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
200,000	5.000%, 02/01/2026(b)	205,326
	Mozart Debt Merger Sub, Inc.
150,000	3.875%, 04/01/2029(b)	150,000
100,000	5.250%, 10/01/2029(b)	100,000
	Nielsen Finance LLC / Nielsen Finance Co.
100,000	4.500%, 07/15/2029(b)	97,905
	Post Holdings, Inc.
100,000	4.500%, 09/15/2031(b)	98,938
	Prime Security Services Borrower LLC / Prime Finance, Inc.
75,000	5.750%, 04/15/2026(b)	81,226
	Rent-A-Center, Inc.
100,000	6.375%, 02/15/2029(b)	108,000
	Sabre GLBL, Inc.
50,000	9.250%, 04/15/2025(b)	57,852
75,000	7.375%, 09/01/2025(b)	80,152
	Sotheby’s/Bidfair Holdings, Inc.
200,000	5.875%, 06/01/2029(b)	206,002
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	55,438
	Tenet Healthcare Corp.
15,000	4.625%, 06/15/2028(b)	15,562
	US Foods, Inc.
70,000	6.250%, 04/15/2025(b)	73,514
50,000	4.750%, 02/15/2029(b)	51,380
	WW International, Inc.
100,000	4.500%, 04/15/2029(b)	97,875

		3,217,913

Energy: 4.3%
	Apache Corp.
235,000	4.625%, 11/15/2025	253,831
	BP Capital Markets Plc
250,000	4.875%, 03/22/2030(a)(e) 5 year CMT + 4.398%	275,440
	Cheniere Corpus Christi Holdings LLC
100,000	3.520%, 12/31/2039	100,949
	DT Midstream, Inc.
100,000	4.125%, 06/15/2029(b)	101,531

Principal Amount^		Value
Energy (continued)
	Energy Transfer L.P.
$775,000	6.250%, 02/15/2023(a)(e) 3 mo. USD LIBOR + 4.028%	$695,330
	EnLink Midstream LLC
245,000	5.625%, 01/15/2028(b)	261,167
	EnLink Midstream Partners L.P.
345,000	4.150%, 06/01/2025	356,207
	Global Partners L.P. / GLP Finance Corp.
50,000	7.000%, 08/01/2027	52,258
25,000	6.875%, 01/15/2029	25,983
	Harvest Midstream I L.P.
500,000	7.500%, 09/01/2028(b)	533,315
	ITT Holdings LLC
200,000	6.500%, 08/01/2029(b)	202,000
	Midwest Connector Capital Co. LLC
79,000	4.625%, 04/01/2029(b)	85,029
	Northriver Midstream Finance L.P.
125,000	5.625%, 02/15/2026(b)	130,260
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	110,125
	Occidental Petroleum Corp.
405,000	2.900%, 08/15/2024	412,756
285,000	5.500%, 12/01/2025	315,994
100,000	7.875%, 09/15/2031	133,510
	Ovintiv Exploration, Inc.
210,000	5.625%, 07/01/2024	232,913

		4,278,598

Financial: 15.3%
	Aegon N.V.
500,000	5.500%, 04/11/2048(e) 6 mo. USD LIBOR + 3.540%	582,383
	Alliance Data Systems Corp.
375,000	4.750%, 12/15/2024(b)	384,566
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	28,802
	AmWINS Group, Inc.
50,000	4.875%, 06/30/2029(b)	50,813
	Apollo Management Holdings L.P.
700,000	4.950%, 01/14/2050(b)(e) 5 year CMT + 3.266%	730,562
	Avolon Holdings Funding Ltd.
205,000	5.500%, 01/15/2026(b)	229,767
	AXIS Specialty Finance LLC
400,000	4.900%, 01/15/2040(e) 5 year CMT + 3.186%	426,487
	Bank of New York Mellon Corp. (The)
30,000	4.700%, 09/20/2025(a)(e) 5 year CMT + 4.358%	33,000
	Brazilian Merchant Voucher Receivables Ltd.
200,000	4.180%, 04/07/2028(f)	212,442
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(b)	387,628
225,000	4.850%, 12/15/2024(b)	243,184
	Charles Schwab Corp. (The)
100,000	4.000%, 12/01/2030(a)(e) 10 year CMT + 3.079%	102,971

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	CION Investment Corp.
$230,000	4.500%, 02/11/2026	$231,935
	Citigroup, Inc.
100,000	4.000%, 12/10/2025(a)(e) 5 year CMT + 3.597%	103,870
150,000	3.875%, 02/18/2026(a)(e) 5 year CMT + 3.417%	153,720
	Credit Acceptance Corp.
535,000	6.625%, 03/15/2026	559,744
	Cushman & Wakefield US Borrower LLC
96,000	6.750%, 05/15/2028(b)	104,280
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin
710,000	3.875%, 02/15/2026(b)	729,950
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(e) 5 year CMT + 5.468%	213,342
	Equitable Holdings, Inc.
150,000	4.950%, 09/15/2025(a)(e) 5 year CMT + 4.736%	163,125
	Fairfax India Holdings Corp.
320,000	5.000%, 02/26/2028(b)	319,646
	Fidelis Insurance Holdings Ltd.
630,000	6.625%, 04/01/2041(b)(e) 5 year CMT + 6.323%	643,078
	Gladstone Capital Corp.
545,000	5.125%, 01/31/2026	574,975
	Global Atlantic Fin Co.
100,000	4.700%, 10/15/2051(b)(e) 5 year CMT + 3.796%	103,434
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	58,571
140,000	4.000%, 01/15/2031	151,236
	Home Point Capital, Inc.
200,000	5.000%, 02/01/2026(b)	181,640
	Host Hotels & Resorts L.P.
150,000	3.500%, 09/15/2030(i)	155,776
	Hunt Cos., Inc.
100,000	5.250%, 04/15/2029(b)	98,137
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	25,389
150,000	5.625%, 07/15/2032(b)	161,062
	Jefferies Finance LLC / JFIN Co-Issuer Corp.
200,000	5.000%, 08/15/2028(b)	203,250
	Kennedy-Wilson, Inc.
100,000	5.000%, 03/01/2031	102,375
	Kuvare US Holdings, Inc.
100,000	7.000%, 02/17/2051(b)(e) 5 year CMT + 6.541%	107,907
	Liberty Mutual Group, Inc.
220,000	4.300%, 02/01/2061(b)	210,023
	LPL Holdings, Inc.
150,000	4.000%, 03/15/2029(b)	154,252
	Markel Corp.
210,000	6.000%, 06/01/2025(a)(e) 5 year CMT + 5.662%	232,942
	MetLife, Inc.
70,000	3.850%, 09/15/2025(a)(e) 5 year CMT + 3.576%	73,588

Principal Amount^		Value
Financial (continued)
	Nationwide Mutual Insurance Co.
$130,000	4.350%, 04/30/2050(b)(i)	$148,009
	NFP Corp.
70,000	6.875%, 08/15/2028(b)	71,569
	OFS Capital Corp.
620,000	4.750%, 02/10/2026	629,587
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	74,730
	OneMain Finance Corp.
100,000	4.000%, 09/15/2030	99,625
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
440,000	6.375%, 12/15/2022(b)	443,564
	PartnerRe Finance B LLC
615,000	4.500%, 10/01/2050(e) 5 year CMT + 3.815%	648,552
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	151,500
	Scentre Group Trust
610,000	5.125%, 09/24/2080(b)(e) 5 year CMT + 4.685%	656,329
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(b)	717,192
	Stellus Capital Investment Corp.
425,000	4.875%, 03/30/2026	438,129
	Strategic Credit Opportunities Partners LLC
345,000	4.250%, 04/01/2026	355,989
	Trinity Capital, Inc.
320,000	4.375%, 08/24/2026	320,569
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	541,076
	United Wholesale Mortgage LLC
100,000	5.500%, 11/15/2025(b)	100,928
100,000	5.500%, 04/15/2029(b)	97,235
	Wells Fargo & Co.
100,000	3.900%, 03/15/2026(a)(e) 5 year CMT + 3.453%	103,187
	Wilton RE Ltd.
250,000	6.000%, 10/22/2030(a)(b)(e) 5 year CMT + 5.266%	272,662

		15,100,284

Industrial: 2.0%
	Arcosa, Inc.
100,000	4.375%, 04/15/2029(b)	101,375
	Atkore, Inc.
100,000	4.250%, 06/01/2031(b)	103,125
	Boeing Co. (The)
200,000	5.150%, 05/01/2030(i)	234,361
100,000	5.705%, 05/01/2040(i)	127,527
100,000	5.805%, 05/01/2050	133,057
	Cleaver-Brooks, Inc.
100,000	7.875%, 03/01/2023(b)	98,625
	Flowserve Corp.
60,000	3.500%, 10/01/2030	62,658
	GrafTech Finance, Inc.
105,000	4.625%, 12/15/2028(b)	107,887
	Great Lakes Dredge & Dock Corp.
100,000	5.250%, 06/01/2029(b)	103,625
	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
50,000	7.375%, 12/15/2023(b)	51,000

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Harsco Corp.
$125,000	5.750%, 07/31/2027(b)	$129,687
	Intertape Polymer Group, Inc.
100,000	4.375%, 06/15/2029(b)	101,786
	James Hardie International Finance DAC
250,000	5.000%, 01/15/2028(b)	262,812
	Mauser Packaging Solutions Holding Co.
50,000	8.500%, 04/15/2024(b)	52,057
	New Enterprise Stone & Lime Co., Inc.
75,000	9.750%, 07/15/2028(b)	81,682
	PowerTeam Services LLC
110,000	9.033%, 12/04/2025(b)	119,487
	Standard Industries, Inc.
50,000	4.375%, 07/15/2030(b)	51,063
25,000	3.375%, 01/15/2031(b)	23,824
	TopBuild Corp.
50,000	3.625%, 03/15/2029(b)	50,390

		1,996,028

Technology: 0.8%
	AMS AG
265,000	7.000%, 07/31/2025(b)	284,727
	Boxer Parent Co., Inc.
50,000	7.125%, 10/02/2025(b)	53,438
	Brunello Bidco SpA
100,000 (EUR)	3.750%, 02/15/2028(b)(c) 3 mo. EURIBOR + 3.750%	115,956
	CDK Global, Inc.
50,000	5.250%, 05/15/2029(b)	54,167
	NCR Corp.
100,000	5.250%, 10/01/2030(b)	105,029
	Playtika Holding Corp.
100,000	4.250%, 03/15/2029(b)	100,444
	Twilio, Inc.
100,000	3.875%, 03/15/2031	102,506

		816,267

Utilities: 1.4%
	Clearway Energy Operating LLC
100,000	3.750%, 02/15/2031(b)	100,375
	Edison International
700,000	5.375%, 03/15/2026(a)(e) 5 year CMT + 4.698%	724,710
	Terraform Global Operating LLC
25,000	6.125%, 03/01/2026(b)	25,805
	Vistra Operations Co. LLC
535,000	5.000%, 07/31/2027(b)	553,056

		1,403,946

TOTAL CORPORATE BONDS (Cost $30,659,370)		31,888,991

GOVERNMENT SECURITIES & AGENCY ISSUE: 18.3%
	United States Treasury Note
2,600,000	2.625%, 12/15/2021	2,613,754
1,900,000	2.375%, 03/15/2022	1,920,231
2,500,000	1.750%, 06/15/2022(j)	2,529,191

Principal Amount^		Value
$2,000,000	1.500%, 09/15/2022(j)	$2,026,737
2,200,000	1.625%, 12/15/2022(j)	2,239,832
2,400,000	0.500%, 03/15/2023(j)	2,411,578
2,400,000	0.250%, 06/15/2023	2,400,984
1,900,000	0.125%, 09/15/2023	1,894,508

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $17,964,632)		18,036,815

MORTGAGE-BACKED SECURITIES: 6.9%
	ACRE Commercial Mortgage Ltd.
250,000	Series 2021-FL4-D 2.687%, 12/18/2037(b)(c) 1 mo. USD LIBOR + 2.600%	248,721
	Alternative Loan Trust
149,423	Series 2007-OA4-A1 0.256%, 05/25/2047(c) 1 mo. USD LIBOR + 0.170%	143,459
154,129	Series 2007-OA7-A1A 0.266%, 05/25/2047(c) 1 mo. USD LIBOR + 0.180%	148,503
	BX Commercial Mortgage Trust
220,917	Series 2019-XL-F 2.084%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.000%	221,505
220,917	Series 2019-XL-G 2.384%, 10/15/2036(b)(c) 1 mo. USD LIBOR + 2.300%	221,893
	BXMT Ltd.
250,000	Series 2020-FL2-D 2.115%, 02/15/2038(b)(c) 1 mo. USD LIBOR + 1.950%	249,841
100,000	Series 2020-FL3-D 2.965%, 03/15/2037(b)(c) 1 mo. USD LIBOR + 2.800%	100,906
	CD Mortgage Trust
1,004,196	Series 2017-CD4-XA 1.434%, 05/10/2050(e)(k)	51,208
	CGMS Commercial Mortgage Trust
260,000	Series 2017-MDRC-E 3.484%, 07/15/2030(b)(c) 1 mo. USD LIBOR + 3.400%	246,217
	Credit Suisse Mortgage-Backed Trust
570,000	Series 2018-SITE-E 4.941%, 04/15/2036(b)(e)	554,033
	Credit Suisse Mortgage-Backed Trust
480,000	Series 2018-SITE-C 4.941%, 04/15/2036(b)(e)	497,264
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,804,069	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(e)(k)	188,466
4,464,805	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(e)(k)	255,206
	GPMT Ltd.
200,000	Series 2018-FL1-C 2.234%, 11/19/2035(b)(c) 1 mo. USD LIBOR + 2.150%	199,594

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	GS Mortgage Securities Corp. Trust
$250,000	Series 2020-DUNE-E 2.584%, 12/15/2036(b)(c) 1 mo. USD LIBOR + 2.500%	$244,076
250,000	Series 2020-UPTN-E 3.354%, 02/10/2037(b)(e)	253,547
	HarborView Mortgage Loan Trust
256,998	Series 2006-12-2A2A 0.277%, 01/19/2038(c) 1 mo. USD LIBOR + 0.190%	249,472
	JP Morgan Chase Commercial Mortgage Securities Trust
1,750,930	Series 2016-JP2-XA 1.940%, 08/15/2049(e)(k)	125,272
	JPMDB Commercial Mortgage Securities Trust
203,586	Series 2017-C5-XA 1.093%, 03/15/2050(e)(k)	8,527
	Residential Accredit Loans, Inc. Trust
388,535	Series 2006-QO6-A1 0.446%, 06/25/2046(c) 1 mo. USD LIBOR + 0.360%	122,860
	Uniform Mortgage-Backed Securities
1,150,000	3.500%, 10/01/2051(l)	1,216,821
1,150,000	2.500%, 11/01/2051(l)	1,182,883
	Wells Fargo Commercial Mortgage Trust
933,800	Series 2016-BNK1-XA 1.864%, 08/15/2049(e)(k)	65,239

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,912,541)		6,795,513

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,388

TOTAL MUNICIPAL BOND (Cost $4,697)		5,388

SHORT-TERM INVESTMENTS: 5.5%

Shares
MONEY MARKET FUND: 1.3%
1,244,586	State Street Institutional Treasury Money Market Fund - Premier Class, 0.010%(m)	1,244,586

TOTAL MONEY MARKET FUND (Cost $1,244,586)		1,244,586

Principal Amount^		Value
REPURCHASE AGREEMENTS: 4.1%
$4,010,513	Fixed Income Clearing Corp. 0.000%, 9/30/2021, due 10/01/2021 [collateral: par value $4.090,500, U.S. Treasury Note, 1.250%, due 06/30/2028 value $4,090,959] (proceeds $4,010,513)	$4,010,513

TREASURY BILL: 0.1%
	United States Treasury Bill
50,000	0.043%, 02/24/2022(j)(n)	49,991

TOTAL TREASURY BILL (Cost $49,992)		49,991

TOTAL SHORT-TERM INVESTMENTS (Cost $5,305,091)		5,305,090

TOTAL PURCHASED OPTIONS (Premiums paid $110,845): 0.2%		171,050

TOTAL INVESTMENTS (Cost: $105,334,921): 108.3%		106,738,226

Liabilities in Excess of Other Assets: (8.3)%		(8,141,832)

NET ASSETS: 100.0%		$98,596,394

Percentages are stated as a percent of net assets.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Floating Interest Rate at September 30, 2021.
(d)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2021.
(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2021.
(f)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	When issued security.
(i)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of September 30, 2021 , the market value of securities pledged amounted to $894,493.
(j)	Securities with an aggregate fair value of $7,039,703 have been pledged as collateral for options, credit default swaps, interest rate swaps, securities sold short and futures positions.
(k)	Interest Only security. Security with a notional or nominal principal amount.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

(l)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(m)	The rate disclosed is the 7 day net yield as of September 30, 2021.
(n)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
Seaport Financing LLC, 0.000%, 10/31/2023	$100,000	$98,180	$(1,820)
Venture Global Calcasieu Pass LLC, 0.831%, 08/19/2026	21,387	20,424	(963)
Higginbotham Insurance Agency, Inc., 1.000%, 11/25/2026	4,046	4,016	(30)
MB2 Dental Solutions LLC, 1.000%, 01/29/2027	11,970	11,851	(119)
Service Logic Acquisition, Inc., 4.000%, 10/29/2027	15,991	16,071	80
National Mentor Holdings, Inc., 3.750%, 03/2/2028	4,467	4,472	5
TricorBraun Holdings, Inc., 3.250%, 03/3/2028	12,089	12,038	(51)
SCP Eye Care Services LLC, 4.500%, 03/16/2028	14,773	14,791	18
DG Investment Intermediate Holdings 2, Inc., 3.750%, 03/31/2028	1,325	1,331	6
HighTower Holdings LLC, 4.000%, 04/21/2028	20,000	20,028	28
Imagefirst Holdings LLC, 4.500%, 04/27/2028	14,074	14,074	—
Eisner Advisory Group LLC, 2.625%, 07/28/2028	90,909	91,137	228
Sovos Compliance LLC, 0.000%, 08/11/2028	14,726	14,830	104
Pro Mach Group, Inc., 0.000%, 08/31/2028	13,966	14,046	80
LendingTree, Inc., 0.000%, 09/15/2028	560,000	560,700	700

TOTAL		$897,989	$(1,734)

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$101,767,168

Gross unrealized appreciation	2,243,066
Gross unrealized depreciation	(851,247)

Net unrealized appreciation	$1,391,819

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN PURCHASED OPTIONS at September 30, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
S&P 500 Index	Citibank N.A.	$4,340.00	11/19/2021	6	$2,584,524	$78,780	$73,770	$5,010
INTEREST RATE SWAPTIONS
Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	0.40	7/29/2022	9,000,000	9,000,000	51,424	20,810	30,614
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	4,100,000	4,100,000	16,276	5,945	10,331
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	4,300,000	4,300,000	24,570	10,320	14,250

Total						92,270	37,075	55,195

Total Purchased Options						$171,050	$110,845	$60,205

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES SOLD SHORT at September 30, 2021 (Unaudited)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES: (2.5)%
	Uniform Mortgage-Backed Securities
$(1,150,000)	3.500%, 11/01/2051(l)	$(1,217,675)
(1,150,000)	3.500%, 10/01/2051(l)	(1,216,821)

TOTAL MORTGAGE-BACKED SECURITIES (Proceeds $2,435,305)		(2,434,496)

TOTAL SECURITIES SOLD SHORT (Proceeds $2,435,305)		$(2,434,496)

PartnerSelect High Income Alternatives Fund

REVERSE REPURCHASE AGREEMENTS at September 30, 2021 (Unaudited)

Principal Amount		Value
$(123,659)	Bank of America N.A. 0.280%, trade date 5/4/2021, due 05/04/2022, repurchase amount $123,659	$(123,659)
(106,519)	Barclays Capital Plc 0.290%, trade date 6/9/2021, due 06/09/2022, repurchase amount $106,519	(106,519)
(130,799)	BMO Capital Markets Corp. 0.350%, trade date 3/17/2021, due 03/17/2022, repurchase amount $130,799	(130,799)
(118,750)	BMO Capital Markets Corp. 0.300%, trade date 5/4/2021, due 05/04/2022, repurchase amount $118,750	(118,750)
(211,000)	JPMorgan Chase & Co. 0.300%, trade date 2/26/2021, due 02/26/2022, repurchase amount $211,000	(211,000)
(142,000)	JPMorgan Chase & Co. 0.300%, trade date 3/10/2021, due 03/10/2022, repurchase amount $142,000	(142,000)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $832,727)		$(832,727)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2021 (Unaudited)

At September 30, 2021, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2021	Fund Delivering	U.S. $ Value at September 30, 2021	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/18/2021	USD	$140,770	GBP	$137,386	$3,384	$—
	1/31/2022	USD	93,833	ILS	98,149	—	(4,316)
Goldman Sachs International	10/18/2021	USD	79,587	CAD	79,714	—	(127)
	1/31/2022	ILS	112,872	USD	98,692	14,180	—
	1/31/2022	ILS	112,872	USD	99,610	13,262	—
	1/31/2022	USD	121,979	ILS	127,594	—	(5,615)
Morgan Stanley & Co.	10/18/2021	USD	118,115	EUR	115,810	2,305	—

			$780,028		$756,955	$33,131	$(10,058)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2021 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts—Short
5YR U.S. Treasury Notes	(12)	$(1,480,260)	$(1,472,906)	12/31/2021	$7,354
10YR U.S. Treasury Notes	(10)	(1,334,975)	(1,316,094)	12/21/2021	18,881

Total Short					$26,235

Total Futures Contracts					$26,235

SCHEDULE OF INVESTMENTS IN SWAPS at September 30, 2021 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$ 420,000	4/28/2031	3 Month LIBOR	1.583%	Quarterly	$(2,409)	$2,720	$(5,129)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2021	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation
Buy Protection
CDX North America High Yield Index Series 36 5.000%, 06/20/2026	6/20/2026	(5.000%)	2.898%	$(1,200,000)	Quarterly	$(109,377)	$(112,076)	$2,699

Total Buy Protection						$(109,377)	$(112,076)	$2,699

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 36.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN WRITTEN OPTIONS at September 30, 2021 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$2,175.00	10/1/2021	(1)	$(220,437)	$(450)	$(4,189)	$3,739
Russell 2000 Index	UBS Securities LLC	2,215.00	10/1/2021	(1)	(220,437)	(1,875)	(3,389)	1,514
Russell 2000 Index	UBS Securities LLC	2,110.00	10/8/2021	(1)	(220,437)	(908)	(4,199)	3,291
Russell 2000 Index	UBS Securities LLC	2,230.00	10/8/2021	(1)	(220,437)	(4,586)	(3,679)	(907)
Russell 2000 Index	UBS Securities LLC	2,235.00	10/8/2021	(1)	(220,437)	(4,861)	(3,659)	(1,202)
Russell 2000 Index	UBS Securities LLC	2,170.00	10/15/2021	(2)	(440,874)	(6,564)	(7,568)	1,004
Russell 2000 Index	UBS Securities LLC	2,200.00	10/15/2021	(1)	(220,437)	(4,148)	(4,379)	231
Russell 2000 Index	UBS Securities LLC	2,110.00	10/22/2021	(1)	(220,437)	(2,630)	(5,699)	3,069
Russell 2000 Index	UBS Securities LLC	2,165.00	10/22/2021	(1)	(220,437)	(3,895)	(4,209)	314
Russell 2000 Index	UBS Securities LLC	2,180.00	10/22/2021	(1)	(220,437)	(4,452)	(4,389)	(63)
Russell 2000 Index	UBS Securities LLC	2,200.00	10/29/2021	(2)	(440,874)	(12,274)	(7,988)	(4,286)
S&P 500 Index	Citibank N.A.	3,980.00	11/19/2021	(6)	(2,584,524)	(24,726)	(34,592)	9,866
S&P 500 Index	UBS Securities LLC	4,370.00	10/1/2021	(1)	(430,754)	(6,081)	(4,639)	(1,442)
S&P 500 Index	UBS Securities LLC	4,395.00	10/1/2021	(2)	(861,508)	(14,802)	(7,835)	(6,967)
S&P 500 Index	UBS Securities LLC	4,210.00	10/8/2021	(5)	(2,153,770)	(11,675)	(32,211)	20,536
S&P 500 Index	UBS Securities LLC	4,220.00	10/15/2021	(1)	(430,754)	(3,840)	(3,899)	59
S&P 500 Index	UBS Securities LLC	4,330.00	10/15/2021	(1)	(430,754)	(7,068)	(4,859)	(2,209)
S&P 500 Index	UBS Securities LLC	4,350.00	10/15/2021	(4)	(1,723,016)	(34,160)	(16,796)	(17,364)
S&P 500 Index	UBS Securities LLC	4,370.00	10/15/2021	(4)	(1,723,016)	(38,448)	(17,316)	(21,132)
S&P 500 Index	UBS Securities LLC	4,210.00	10/22/2021	(3)	(1,292,262)	(16,431)	(26,281)	9,850
S&P 500 Index	UBS Securities LLC	4,330.00	10/22/2021	(1)	(430,754)	(8,032)	(5,879)	(2,153)
S&P 500 Index	UBS Securities LLC	4,340.00	10/22/2021	(6)	(2,584,524)	(60,318)	(24,054)	(36,264)
S&P 500 Index	UBS Securities LLC	4,220.00	10/29/2021	(3)	(1,292,262)	(20,901)	(19,377)	(1,524)
S&P 500 Index	UBS Securities LLC	4,240.00	10/29/2021	(3)	(1,292,262)	(22,506)	(19,741)	(2,765)
S&P 500 Index	UBS Securities LLC	4,255.00	10/29/2021	(1)	(430,754)	(6,163)	(6,759)	596
S&P 500 Index	UBS Securities LLC	4,330.00	10/29/2021	(1)	(430,754)	(8,844)	(4,669)	(4,175)
S&P 500 Index	UBS Securities LLC	4,340.00	10/29/2021	(2)	(861,508)	(18,914)	(9,958)	(8,956)
S&P 500 Index	UBS Securities LLC	4,220.00	11/5/2021	(1)	(430,754)	(7,608)	(7,509)	(99)

Total Written Options						$(357,160)	$(299,721)	$(57,439)

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Principal Amount^		Value
CORPORATE BONDS: 93.0%
Basic Materials: 2.2%
	RPM International, Inc.
$112,000	3.450%, 11/15/2022	$114,767
	Steel Dynamics, Inc.
1,431,000	2.400%, 06/15/2025	1,489,630
679,000	5.000%, 12/15/2026	700,440

		2,304,837

Communications: 18.1%
	AMC Networks, Inc.
228,000	5.000%, 04/01/2024	231,246
1,833,000	4.750%, 08/01/2025	1,881,116
582,000	4.250%, 02/15/2029	579,454
	AT&T, Inc.
143,000	3.800%, 02/15/2027	158,317
1,516,000	4.250%, 03/01/2027	1,717,505
403,000	4.100%, 02/15/2028	453,999
	Booking Holdings, Inc.
1,193,000	3.600%, 06/01/2026	1,312,495
	Discovery Communications LLC
196,000	2.950%, 03/20/2023	202,803
62,000	3.800%, 03/13/2024	66,139
1,800,000	3.950%, 03/20/2028	1,993,355
	Lumen Technologies, Inc.
215,000	5.800%, 03/15/2022	219,354
2,062,000	7.500%, 04/01/2024	2,286,243
	Motorola Solutions, Inc.
720,000	4.000%, 09/01/2024	784,174
1,396,000	4.600%, 02/23/2028	1,608,830
	TEGNA, Inc.
2,699,000	4.625%, 03/15/2028	2,762,696
	Verizon Communications, Inc.
305,000	3.376%, 02/15/2025	330,200
1,899,000	4.125%, 03/16/2027	2,153,693

		18,741,619

Consumer, Cyclical: 4.6%
	Dollar Tree, Inc.
229,000	3.700%, 05/15/2023	240,093
747,000	4.000%, 05/15/2025	816,433
1,123,000	4.200%, 05/15/2028	1,265,048
	QVC, Inc.
198,000	4.850%, 04/01/2024	214,088
281,000	4.450%, 02/15/2025	301,021
1,844,000	4.750%, 02/15/2027	1,956,945

		4,793,628

Consumer, Non-cyclical: 28.2%
	Altria Group, Inc.
1,823,000	4.400%, 02/14/2026	2,047,320
224,000	4.800%, 02/14/2029	257,402
	Becton Dickinson & Co.
94,000	3.363%, 06/06/2024	99,966
50,000	3.734%, 12/15/2024	54,045
	Block Financial LLC
2,315,000	2.500%, 07/15/2028	2,347,734
	Conagra Brands, Inc.
1,593,000	4.300%, 05/01/2024	1,727,158
654,000	4.600%, 11/01/2025	735,179
	Global Payments, Inc.
276,000	3.750%, 06/01/2023	288,432
630,000	2.650%, 02/15/2025	658,522
1,283,000	4.800%, 04/01/2026	1,457,732

Principal Amount^		Value
Consumer, Non-cyclical (continued)
	HCA, Inc.
$775,000	5.375%, 09/01/2026	$887,685
1,182,000	5.625%, 09/01/2028	1,407,703
	IHS Markit Ltd.
732,000	4.125%, 08/01/2023	776,981
299,000	3.625%, 05/01/2024	318,570
688,000	4.750%, 08/01/2028	806,405
	Kraft Heinz Foods Co.
939,000	3.000%, 06/01/2026	989,559
1,312,000	3.875%, 05/15/2027	1,432,663
	Molson Coors Beverage Co.
2,303,000	3.000%, 07/15/2026	2,460,570
	Reynolds American, Inc.
209,000	4.850%, 09/15/2023	226,266
2,042,000	4.450%, 06/12/2025	2,253,588
	Service Corp. International
1,229,000	4.625%, 12/15/2027	1,290,450
531,000	5.125%, 06/01/2029	577,940
	United Rentals North America, Inc.
1,923,000	5.500%, 05/15/2027	2,022,515
	Verisk Analytics, Inc.
708,000	4.125%, 09/12/2022	733,199
855,000	4.000%, 06/15/2025	941,945
	Zimmer Biomet Holdings, Inc.
16,000	3.150%, 04/01/2022	16,151
1,509,000	3.550%, 04/01/2025	1,622,377
730,000	3.050%, 01/15/2026	780,967

		29,219,024

Financial: 6.5%
	American Tower Corp.
35,000	4.700%, 03/15/2022	35,678
426,000	3.500%, 01/31/2023	443,528
799,000	4.000%, 06/01/2025	872,287
1,003,000	3.375%, 10/15/2026	1,086,086
	SBA Communications Corp.
843,000	4.875%, 09/01/2024	858,714
962,000	3.875%, 02/15/2027	998,075
	Trinity Acquisition Plc
715,000	4.400%, 03/15/2026	799,393
	Willis North America, Inc.
230,000	3.600%, 05/15/2024	245,457
1,217,000	4.500%, 09/15/2028	1,394,465

		6,733,683

Industrial: 9.2%
	Allegion US Holding Co., Inc.
1,187,000	3.200%, 10/01/2024	1,258,571
	Carlisle Cos., Inc.
98,000	3.750%, 11/15/2022	100,773
336,000	3.500%, 12/01/2024	359,944
1,540,000	3.750%, 12/01/2027	1,701,255
	Carrier Global Corp.
203,000	2.242%, 02/15/2025	210,342
2,225,000	2.493%, 02/15/2027	2,326,568
	Fortune Brands Home & Security, Inc.
1,854,000	4.000%, 09/21/2023	1,972,467
284,000	4.000%, 06/15/2025	310,496
	Westinghouse Air Brake Technologies Corp.
1,221,000	4.400%, 03/15/2024	1,312,806

		9,553,222

iM Dolan McEniry Corporate Bond Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Technology: 24.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
$1,569,000	3.875%, 01/15/2027	$1,725,145
	Broadcom, Inc.
363,000	3.459%, 09/15/2026	392,850
	CA, Inc.
231,000	4.700%, 03/15/2027	258,529
	CDK Global, Inc.
127,000	5.000%, 10/15/2024	140,261
997,000	4.875%, 06/01/2027	1,045,334
1,248,000	5.250%, 05/15/2029(a)	1,352,021
	CDW LLC / CDW Finance Corp.
256,000	5.500%, 12/01/2024	282,240
564,000	4.125%, 05/01/2025	585,150
1,322,000	4.250%, 04/01/2028	1,381,292
228,000	3.250%, 02/15/2029	233,985
	Citrix Systems, Inc.
2,148,000	4.500%, 12/01/2027	2,377,715
	Fiserv, Inc.
787,000	3.200%, 07/01/2026	849,708
1,289,000	2.250%, 06/01/2027	1,329,650
	HP, Inc.
1,847,000	3.000%, 06/17/2027	1,972,531
	KLA-Tencor Corp.
1,593,000	4.650%, 11/01/2024	1,757,493
	Microchip Technology, Inc.
1,977,000	4.250%, 09/01/2025	2,067,532
	Oracle Corp.
2,447,000	2.300%, 03/25/2028	2,502,677
	Qorvo, Inc.
2,281,000	4.375%, 10/15/2029	2,489,141
	Western Digital Corp.
2,113,000	4.750%, 02/15/2026	2,344,796

		25,088,050

TOTAL CORPORATE BONDS (Cost $95,596,555)		96,434,063

TOTAL INVESTMENTS (Cost: $95,596,555): 93.0%		96,434,063

Other Assets in Excess of Liabilities: 7.0%		7,238,216

NET ASSETS: 100.0%		$103,672,279

Percentages are stated as a percent of net assets.

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$95,596,555

Gross unrealized appreciation	1,048,785
Gross unrealized depreciation	(211,277)

Net unrealized appreciation	$837,508

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iM DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 81.2%
TREASURY BILLS: 81.2% (a)(b)
	United States Treasury Bill
$81,000	0.016%, 10/05/2021	$81,000
858,000	0.023%, 10/07/2021	857,996
178,000	0.017%, 10/14/2021	177,999
42,000	0.060%, 10/19/2021	41,999
639,000	0.069%, 10/21/2021	638,975
247,000	0.044%, 10/26/2021	246,992
716,000	0.064%, 10/28/2021	715,965
2,477,000	0.055%, 11/04/2021	2,476,869
561,000	0.042%, 11/12/2021	560,972
301,000	0.025%, 11/18/2021	300,990
3,206,000	0.034%, 11/26/2021	3,205,832
371,000	0.025%, 12/02/2021	370,984
208,000	0.025%, 12/16/2021	207,989
259,000	0.028%, 12/23/2021	258,983
490,000	0.028%, 01/06/2022	489,963
82,000	0.032%, 01/13/2022	81,993
111,000	0.032%, 01/20/2022	110,989
63,000	0.038%, 01/27/2022	62,992
891,000	0.040%, 02/03/2022	890,876
1,371,000	0.038%, 02/10/2022	1,370,812
1,701,000	0.040%, 02/17/2022	1,700,737
80,000	0.043%, 02/24/2022	79,986
59,000	0.040%, 03/03/2022	58,990
288,000	0.040%, 03/10/2022	287,949
163,000	0.040%, 03/17/2022	162,970

TOTAL TREASURY BILLS (Cost $15,442,393)		15,441,802

TOTAL SHORT-TERM INVESTMENTS (Cost $15,442,393)		15,441,802

TOTAL INVESTMENTS (Cost: $15,442,393): 81.2%		15,441,802

Other Assets in Excess of Liabilities: 18.8%		3,570,738

NET ASSETS: 100.0%		$19,012,540

Percentages are stated as a percent of net assets.

(a)	The rate shown represents yield-to-maturity.
(b)	All or a portion of this security is held as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$15,442,393

Gross unrealized appreciation	3
Gross unrealized depreciation	(594)

Net unrealized depreciation	$(591)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iM DBi Hedge Strategy ETF

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2021 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
Russel 2000 E-mini Futures	21	2,341,169	$2,310,840	12/17/2021	$(30,329)
MSCI EAFE Index Futures	21	2,479,445	2,380,350	12/17/2021	(99,095)
Euro FX Currency Futures	16	2,369,473	2,320,000	12/13/2021	(49,473)
S&P Mid Cap 400 E-mini Futures	16	4,303,477	4,213,120	12/17/2021	(90,357)
Nasdaq 100 E-mini Future	11	3,395,217	3,230,150	12/17/2021	(165,067)
MSCI Emerging Market Index Futures	9	584,000	560,520	12/17/2021	(23,480)
British Pound Currency Futures	6	517,148	505,313	12/13/2021	(11,836)
Canadian Dollar Currency Futures	5	394,779	394,950	12/14/2021	171
Japanese Yen Currency Futures	5	567,131	561,312	12/13/2021	(5,819)

Total Long					$(475,285)

Futures Contracts - Short
U.S. Treasury 2-Year Note Futures	(42)	(9,249,256)	$(9,242,297)	12/31/2021	$6,959
90-day Euro-Dollar Futures	(37)	(9,200,466)	(9,191,725)	3/13/2023	8,741
U.S. Dollar Index Future	(25)	(2,317,060)	(2,356,000)	12/13/2021	(38,940)
U.S. Treasury Long Bond Futures	(4)	(649,923)	(636,875)	12/21/2021	13,048
U.S. Treasury Ultra Bond Futures	(3)	(589,875)	(573,187)	12/21/2021	16,688

Total Short					$6,496

Total Futures Contracts					$(468,789)

(a)	Mizuho Securities USA LLC is the counterparty for all Open Futures Contracts held by the Fund at September 30, 2021.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 72.6%
TREASURY BILLS: 72.6% (a)(b)
	United States Treasury Bill
$1,074,000	0.069%, 10/21/2021	$1,073,957
39,000	0.044%, 10/26/2021	38,999
1,878,000	0.064%, 10/28/2021	1,877,908
4,113,000	0.055%, 11/04/2021	4,112,783
1,207,000	0.042%, 11/12/2021	1,206,940
2,816,000	0.025%, 11/18/2021	2,815,906
8,308,000	0.034%, 11/26/2021(c)	8,307,564
3,379,000	0.025%, 12/02/2021(c)	3,378,854
685,000	0.020%, 12/09/2021(c)	684,973
3,003,000	0.033%, 12/16/2021(c)	3,002,840
861,000	0.028%, 12/23/2021(c)	860,945
1,084,000	0.033%, 12/30/2021	1,083,912
1,830,000	0.028%, 01/06/2022(c)	1,829,863
154,000	0.032%, 01/13/2022	153,986
1,073,000	0.032%, 01/20/2022(c)	1,072,895
1,834,000	0.038%, 01/27/2022	1,833,775
3,554,000	0.040%, 02/03/2022(c)	3,553,506
360,000	0.038%, 02/10/2022	359,951
1,551,000	0.040%, 02/17/2022(c)	1,550,760
1,139,000	0.043%, 02/24/2022(c)	1,138,804
184,000	0.040%, 03/03/2022(c)	183,969
767,000	0.040%, 03/10/2022(c)	766,864
1,422,000	0.040%, 03/17/2022	1,421,736

TOTAL TREASURY BILLS (Cost $42,313,144)		42,311,690

TOTAL SHORT-TERM INVESTMENTS (Cost $42,313,144)		42,311,690

TOTAL INVESTMENTS (Cost: $42,313,144): 72.6%		42,311,690

Other Assets in Excess of Liabilities: 27.4%		15,938,175

NET ASSETS: 100.0%		$58,249,865

Percentages are stated as a percent of net assets.

(a)	The rate shown represents yield-to-maturity.
(b)	All or a portion of this security is held as collateral for certain futures contracts.
(c)	All or a portion of this security is held by the iM DBi Cayman Managed Futures Subsidiary.

The cost basis of investments for federal income tax purposes at September 30, 2021 was as follows*:

Cost of investments	$42,313,144

Gross unrealized appreciation	11
Gross unrealized depreciation	(1,465)

Net unrealized depreciation	$(1,454)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

iM DBi Managed Futures Strategy ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2021 (Unaudited)(Continued)

CONSOLIDATED SCHEDULE OF INVESTMENTS IN FUTURES CONTRACTS at September 30, 2021 (Unaudited) (a)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
WTI Crude Futures (b)	154	10,746,351	$11,503,800	11/19/2021	$757,449
S&P 500 E-mini Index Futures	100	22,389,887	21,488,750	12/17/2021	(901,137)
MSCI EAFE Index Futures	205	24,051,354	23,236,750	12/17/2021	(814,604)
20 Year U.S. Treasury Bonds	70	11,429,217	11,145,312	12/21/2021	(283,904)
U.S. Treasury Ultra Bond Futures	57	11,323,523	10,890,563	12/21/2021	(432,961)

Total Long					$(1,675,157)

Futures Contracts - Short
U.S. Treasury 10-Year Ultra Bond Futures	(48)	(6,995,531)	$(6,972,000)	12/21/2021	$23,531
10YR U.S. Treasury Notes	(54)	(7,114,300)	(7,106,906)	12/21/2021	7,394
90-day Euro-Dollar Futures	(54)	(13,424,215)	(13,414,950)	3/13/2023	9,265
Euro FX Currency Futures	(299)	(44,149,980)	(43,355,000)	12/13/2021	794,980
Gold 100 Oz. Futures (b)	(39)	(6,882,667)	(6,852,300)	12/29/2021	30,367
MSCI Emerging Markets Index	(156)	(9,802,341)	(9,715,680)	12/17/2021	86,661
U.S. Treasury 2-Year Note Futures	(62)	(13,648,145)	(13,643,391)	12/31/2021	4,754
Japanese Yen Currency Futures	(77)	(8,743,567)	(8,644,212)	12/13/2021	99,355

Total Short					$1,056,307

Total Futures Contracts					$(618,850)

(a)	Societe Generale is the counterparty for all Open Futures Contracts held by the Fund and the iM DBi Cayman Managed Futures Subsidiary at September 30, 2021.
(b)	Contract held by the iM DBi Cayman Managed Futures Subsidiary.

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedules of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2021, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments in Securities.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments. Cash received in exchange for securities transferred under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

For the period ended September 30, 2021, the High Income Alternatives Fund had outstanding reverse repurchase agreement balance for 240 days. The average amount of borrowings was $1,942,181 and the average interest rate was 0.40% during the 240 day period.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on forward foreign currency exchange contracts. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on forward foreign currency exchange contracts. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2021, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the Over the counter (“OTC”) market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2021, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2021, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and reverse repurchase agreements are short-term investments, they are fair valued approximately at their principal amounts. Repurchase agreements and reverse repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2021. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$263,152,851	$—	$—	$263,152,851
Preferred Stock	4,173,648	—	—	4,173,648

Total Equity	267,326,499	—	—	267,326,499

Short-Term Investments
Repurchase Agreements	—	8,232,719	—	8,232,719

Total Investments in Securities	$267,326,499	$8,232,719	$—	$275,559,218

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Australia	$—	$5,544,771	$—	$5,544,771
Canada	7,342,752	—	—	7,342,752
China	3,808,882	14,315,471	—	18,124,353
Denmark	—	6,161,231	—	6,161,231
Finland	—	9,244,179	—	9,244,179
France	—	19,803,780	—	19,803,780
Germany	—	58,764,602	—	58,764,602
Ireland	38,820,144	—	—	38,820,144
Israel	—	10,134,063	—	10,134,063
Japan	—	3,043,922	—	3,043,922
Mexico	5,393,047	—	—	5,393,047
Netherlands	5,708,424	22,956,051	—	28,664,475
South Africa	—	1,202,727	—	1,202,727
South Korea	—	3,030,352	—	3,030,352
Spain	—	15,084,582	—	15,084,582
Sweden	—	9,480,239	—	9,480,239
Switzerland	—	25,525,914	—	25,525,914
United Kingdom	—	52,661,158	—	52,661,158

Total Equity	61,073,249	256,953,042	—	318,026,291

Fixed Income
Convertible Bonds
Switzerland	—	590,029	—	590,029

Total Fixed Income	—	590,029	—	590,029

Short-Term Investments
Repurchase Agreements	—	28,540,608	—	28,540,608

Total Short-Term Investments	—	28,540,608	—	28,540,608

Total Investments in Securities	$61,073,249	$286,083,679	$—	$347,156,928

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$48,836	$—	$—	$48,836

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

Oldfield International Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stocks
Brazil	$1,229,100	$—	$—	$1,229,100
China	—	812,768	—	812,768
Finland	—	512,296	—	512,296
France	—	1,093,239	—	1,093,239
Germany	—	4,722,511	—	4,722,511
Italy	—	1,042,038	—	1,042,038
Japan	—	5,650,102	—	5,650,102
Netherlands	—	1,465,967	—	1,465,967
South Korea	1,001,563	—	—	1,001,563
Sweden	—	962,578	—	962,578
United Kingdom	—	5,536,147	—	5,536,147
Preferred Stock
Germany	—	665,373	—	665,373

Total Equity	2,230,663	22,463,019	—	24,693,682

Total Investments in Securities	$2,230,663	$22,463,019	$—	$24,693,682

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$59,840,213	$—	$—	$59,840,213

Total Equity	59,840,213	—	—	59,840,213

Total Investments in Securities	$59,840,213	$—	$—	$59,840,213

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$458,076,814	$10,120,623	$1,807,088	**	$470,004,525
Preferred Stocks	4,425,354	618,766	423,130	**	5,467,250
Limited Partnerships	—	—	2,085,469	**	2,085,469

Total Equity	462,502,168	10,739,389	4,315,687	**	477,557,244

Rights/Warrants	188,256	—	—		188,256
Fixed Income
Asset-Backed Securities	—	148,233,545	16,026	**	148,249,571
Bank Loans	—	32,079,357	3,725,172	**	35,804,529
Convertible Bonds	—	23,004,231	—		23,004,231
Corporate Bonds	—	421,493,160	—		421,493,160
Government Securities & Agency Issue	—	35,245,483	—		35,245,483
Mortgage-Backed Securities	—	221,350,849	464,452	(1)	221,815,301

Total Fixed Income	—	881,406,625	4,205,650	**	885,612,275

Short-Term Investments
Repurchase Agreements	—	109,828,213	—		109,828,213
Treasury Bills	—	39,187,995	—		39,187,995

Total Short-Term Investments	—	149,016,208	—		149,016,208

Purchased Options	132,274	—	—		132,274

Total Investments in Securities	$462,822,698	$1,041,162,222	$8,521,337	**	$1,512,506,257

Fixed Income
Unfunded Loan Commitments	—	25,136	—		25,136

Total Investments in Securities in Assets	$462,822,698	$1,041,187,358	$8,521,337	**	$1,512,531,393

Securities Sold Short
Common Stocks	(91,123,018)	—	—		(91,123,018)
Exchange-Traded Funds	(2,953,459)	—	—		(2,953,459)
Corporate Bonds	—	(412,808)	—		(412,808)

Total Securities Sold Short	(94,076,477)	(412,808)	—		(94,489,285)

Total Investments in Securities in Liabilities	$(94,076,477)	$(412,808)	$—		$(94,489,285)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$607,135	$—	$—		$607,135
Futures	1,522,066	—	—		1,522,066
Swaps - Credit Default	—	(1,884,434)	—		(1,884,434)
Swaps - Total Return	—	163,093	—		163,093
Written Options	(20,344)	—	—		(20,344)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

There was $39,957 transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities were transferred from Level 2 to Level 3 due to the absence of market prices or other observable inputs as of quarter end.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$3,565	$—	$—		$3,565
Preferred Stocks	2,160,974	—	—		2,160,974
Closed-End Funds	436,699	—	—		436,699

Total Equity	2,601,238	—	—		2,601,238

Fixed Income
Asset-Backed Securities	—	15,719,523	137,303	**	15,856,826
Bank Loans	—	26,077,315	—		26,077,315
Corporate Bonds	—	31,676,549	212,442	**	31,888,991
Government Securities & Agency Issue	—	18,036,815	—		18,036,815
Mortgage-Backed Securities	—	6,795,513	—		6,795,513
Municipal Bond	—	5,388	—		5,388

Total Fixed Income	—	98,311,103	349,745	**	98,660,848

Short-Term Investments
Money Market Funds	1,244,586	—	—		1,244,586
Repurchase Agreements	—	4,010,513	—		4,010,513
Treasury Bills	—	49,991	—		49,991

Total Short-Term Investments	1,244,586	4,060,504	—		5,305,090

Purchased Options	78,780	92,270	—		171,050

Total Investments in Securities	$3,924,604	$102,463,877	$349,745	**	$106,738,226

Fixed Income
Unfunded Loan Commitments	—	897,989	—		897,989

Total Investments in Securities in Assets	$3,924,604	$103,361,866	$349,745	**	$107,636,215

Securities Sold Short
Mortgage-Backed Securities	—	(2,434,496)	—		(2,434,496)

Total Securities Sold Short	—	(2,434,496)	—		(2,434,496)

Reverse Repurchase Agreements	—	(832,727)	—		(832,727)

Total Investments in Securities in Liabilities	$—	$(3,267,223)	$—		$(3,267,223)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$23,073	$—	$—		$23,073
Futures	26,235	—	—		26,235
Swaps - Interest Rate	—	(5,129)	—		(5,129)
Swaps - Credit Default	—	2,699	—		2,699
Written Options	(357,160)	—	—		(357,160)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the High Income Alternatives Fund.

There was $375,191 transferred from Level 2 to Level 3 in High Income Alternatives Fund. Securities were transferred from Level 2 to Level 3 due to the absence of market prices or other observable inputs as of quarter end.

iM Dolan McEniry Corporate Bond Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Fixed Income
Corporate Bonds	$—	$96,434,063	$—	$96,434,063

Total Fixed Income	—	96,434,063	—	96,434,063

Total Investments in Securities	$—	$96,434,063	$—	$96,434,063

iM DBi Hedge Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$15,441,802	$—	$15,441,802

Total Short-Term Investments	—	15,441,802	—	15,441,802

Total Investments in Securities	$—	$15,441,802	$—	$15,441,802

Other Financial Instruments*
Futures	$(468,789)	$—	$—	$(468,789)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

iM DBi Managed Futures Strategy ETF

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Short-Term Investments
Treasury Bills	$—	$42,311,690	$—	$42,311,690

Total Short-Term Investments	—	42,311,690	—	42,311,690

Total Investments in Securities	$—	$42,311,690	$—	$42,311,690

Other Financial Instruments*
Futures	$(618,850)	$—	$—	$(618,850)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

There was $x,xxx,xxx transferred from Level 2 to Level 3 in Alternative Strategies Fund. Securities transferred from Level 2 to Level 3 were due to [Litman provides reason].

There was $xx transferred from Level 3 to Level 2 in Alternative Strategies Fund. Securities transferred from Level 3 to Level 2 were due to [Litman provides reason]

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Consumer Staples Sector Risk. Certain of the Funds, through the implementation of their respective investment strategies, may from time to time invest a significant portion of their assets in the consumer staples sector, which includes, for example, the food and staples retailing industry, the food, beverage and tobacco industry and the household and personal products industry. This sector can be significantly affected by, among other factors, the regulation of various product components and production methods, marketing campaigns and changes in the global economy, consumer spending and consumer demand. Tobacco companies, in particular, may be adversely affected by new laws, regulations and litigations. Companies in the consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Country/Regional Risk. World events – such as political upheaval, financial troubles, or natural disasters – may adversely affect the value of securities issued by companies in foreign countries or regions. Because each of the International Fund and Oldfield International Value Fund may invest a large portion of its assets in securities of companies located in any one country or region, including emerging markets, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. This risk is heightened in emerging markets.

•

Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

European Investment Risk. Each of the International Fund and Oldfield International Value Fund may invest a significant portion of its assets in issuers based in Western Europe and the United Kingdom (“UK”). The economies of countries in Europe are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Efforts by the member countries of the European Union (“EU”) to continue to unify their economic and monetary policies may increase the potential for similarities in the movements of European markets and reduce the potential investment benefits of diversification within the region. However, the substance of these policies may not address the needs of all European economies. European financial markets have in recent years experienced increased volatility due to concerns with some countries’ high levels of sovereign debt, budget deficits and unemployment. Markets have also been affected by the withdrawal of the UK from the EU (an event commonly known as “Brexit”). On January 31, 2020, the UK officially withdrew from the EU and entered into a transition period until December 31, 2020, during which the UK effectively remained in the EU from an economic perspective. The impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity and potentially lower economic growth on markets in the UK, Europe and globally, which could potentially have an adverse effect on the value of a Fund’s investments.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

•

Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

•

Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

•

Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

•

Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

•

Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

•

Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

•

Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

•

Japanese Investment Risk. Japan may be subject to political, economic, nuclear and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, overleveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, large government deficits, heavy dependence on international trade and oil and other commodity imports, an aging workforce and significant population decline, sometimes unpredictable national politics, political tensions with China, and natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis. Any of these concerns could negatively affect the value of Japanese investments.

•

Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

•

Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

•

LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

•

Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

•

Materials Sector Risk. A Fund may invest a portion of its assets in the materials sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

•

Mid-Sized Companies Risk. Securities of companies with mid-sized market capitalizations are generally more volatile and less liquid than the securities of large-capitalization companies. Mid-sized companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management. Mid-sized companies may have relatively short operating histories or may be newer public companies. Some of these companies have more aggressive capital structures, including higher debt levels, than large-cap companies, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

•

Models and Data Risk. The Alternative Strategies Fund uses proprietary systematic and quantitative models as part of its investment strategies. These models may fail to identify profitable opportunities at any time. Furthermore, the models may incorrectly identify opportunities and these misidentified opportunities may lead to substantial losses for the Fund. Models may be predictive in nature and such models may result in an incorrect assessment of future events. Data used in the construction of models may prove to be inaccurate or stale, which may result in losses for the Fund.

•

Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

•

Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

•

Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

•

Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

•

Public Health Emergency Risk. This is the risk that pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID-19 or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in a Fund could be significant and prolonged.

•

Sector Weightings Risk. To the extent that a Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, a Fund may face more risks than if it were diversified broadly over numerous sectors.

•

Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

•

Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

•

Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

•

TBAs and Dollar Rolls Risk. TBA (“to-be-announced”) and dollar roll transactions present special risks to the Alternative Strategies Fund. Although the particular TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on a forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. TBAs and other forward settling securities involve leverage because they can provide investment exposure in an amount exceeding the fund’s initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. While dollar roll transactions involve the simultaneous purchase and sale of substantially similar TBA securities with different settlement dates, these transactions do not require the purchase and sale of identical securities so the characteristics of the security delivered to the Fund may be less favorable than the security delivered to the dealer.

•

Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

•

Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

•

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.